j.p. morgan acceptance corporation II

Exhibit 99.8

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXXXX	304383997	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383997	FCOM8997	09/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383996	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383996	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383994	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383994	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383992	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383992	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383990	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383990	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383988	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383988	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383987	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383987	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383985	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383985	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383982	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383982	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383981	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383981	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383980	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383980	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383979	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383979	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383978	FCRE4963	08/29/2024	Credit	Debt	No evidence of required debt payoff	Missing the following regarding the debts paid off at closing as required per guides:
 X) Payoff disbursement letter with creditors and balances listed in closing package to be executed by Borrower, and
 X) Checks written out to creditors listed on debt payoff disbursement letter and disbursed.
(XXX-XXXX $XX,XXX.XX , XXX-XXXX $XX,XXX.XX, XXX-XXXX $XX,XXX, XXX-XXXX $XXXX.XX)

Regarding the HELOC paid off at closing with XXX guides require: Evidence of the payoff amount disbursed from the CES to the lien holder.
HELOC paid off XXX $XXX,XXX.XX

See Final Settlement from escrow co. Ty!	Document provided is sufficient. Payoffs verified. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383978	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383977	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383977	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383976	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383976	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383973	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383973	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383972	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383972	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383971	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383971	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383969	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383969	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383967	FCOM8997	09/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383967	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383965	FCRE1316	09/03/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing a verbal verification of employment within XX business days prior to a Note date.	Please see attached VOE.	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383965	FCRE1145	09/03/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing Title Document is missing	Please see attached Title Report.	Document provided is sufficient. Exception resolved.; Title Document is fully Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383965	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383964	FCRE1764	08/24/2024	Credit	Missing Doc	Missing Verification of Mortgage	Lender did not provide Xst lien mortgage statement to verify PITIA, which should contain the mortgage payment breakdown.	Attached.	Received Xst mortgage P&I payment. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383964	FCOM8997	08/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383963	FCRE7496	09/10/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	we are missing verification of HOA dues $XXX per month. There is a letter from the association on file from XXXX. UW notes say that HOA dues were verified per XXX, but it is missing from the file.	Please see attached showing $XXX HOA Fee	Received evidence of the HOA dues. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383963	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383963	finding-2962	09/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383962	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383962	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383961	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. This is a Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383961	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. This is a Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383960	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383960	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383959	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383959	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383958	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383958	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383957	FCRE1118	08/27/2024	Credit	Closing	Borrower 1 Deed of Trust Signature does not match Note	Borrower X Signature does not match Note Signature on Note does not match signature on Deed of Trust - we are missing DOT showing BX signed	Please re-review. XXX is on Note (since we are using his income) but does not need to be on title and/or sign the Deed of Trust.	Explanation provided is sufficient. Exception resolved.; Borrower X Signature matches Note	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job. Discrepancy is minor and figures were input as seen on final XXXX	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383957	FCRE1316	08/27/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Per guidelines third party verification is required which was provided however the one in the file is not legible.	Please see attached VOE for XXX.	Document provided is sufficient. VOE acceptable. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job. Discrepancy is minor and figures were input as seen on final XXXX	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383957	FCRE1162	08/27/2024	Credit	Missing Doc	Flood Certificate Partially Provided	Flood Certificate is Partially Provided Flood Cert provided is not legible - Lender to provide legible Flood Cert	Please see attached Legible Flood Cert.	Document provided is sufficient. Exception resolved.; Flood Certificate is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job. Discrepancy is minor and figures were input as seen on final XXXX	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383957	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job. Discrepancy is minor and figures were input as seen on final XXXX	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383956	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383956	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383954	FPRO1502	08/28/2024	Credit	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines Based on documents provided the Association is the plaintiff against the insurance company to collect insurance proceeds related to attorney fees.	This finding is invalid. The HOA is the Plaintiff (NOT the Defendant).	Document provided is sufficient. Exception resolved.; HOA Meets Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383954	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383954	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383952	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383952	FCRE8999	09/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383950	FCRE1200	08/23/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX	Audited Loan Amount of $XXXXX is greater than or equal to the Guideline Minimum Loan Amount of $XXXXX	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383950	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383950	finding-2962	08/22/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383948	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time -	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383948	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time -	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383947	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383947	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383946	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383946	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383945	FCRE7495	09/03/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	A review of the lender's XXXX as well as the Underwriting Decision Logic Guide indicates that the installment account listed as XXX #XXXXX was omitted from the DTI ratio. This debt was listed on the credit report dated XX/XX/XX with a balance of $X,XXX and monthly payments of $XXX. This account was not paid off on the Closing Disclosure and the file did not contain supporting documentation to show the account was either paid off or paid down to XX months or less. Provide verification that this account can be excluded from qualification as this debt could not be added back into the calculations without the maximum ratios being exceeded.	copy of final CD Xrd page circle in RED shows XXX paid off at closing with copy of letter to show pay off balance .	Received evidence of the liability paid at close.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383945	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383944	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383944	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383941	finding-3352	09/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383941	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383940	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383940	finding-2962	08/22/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383940	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383939	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383939	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383938	FVAL7199	08/26/2024	Credit	Appraisal	Appraisal Expired	Loan Approval in file states the automated valuation model (AVM) expires on X/XX. If the note date is not on or before this date return to Underwriter for review. The AVM (I-Val) in file is dated X/XX/XXXX, and the CC Property Condition Inspection in file is dated X/XX/XXXX.	AVM is not expired. AVM reflects effective date and is within XX days of Note which is within guidelines	Explanation provided is sufficient. AVM is acceptable. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383938	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383938	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383937	finding-3352	09/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383937	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383936	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383936	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383935	FCRE1316	08/26/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Per the CES Lending Guide dated X/X/XXXX: A Verbal Verification of Employment (VVOE) must be obtained for each borrower whose employment or self-employment income is being used to qualify, within XX business days prior to the Note date. The WVOE/VOE in file is dated X/XX/XXXX. Note date is X/XX/XXXX, which is XX days prior to the Note date.	Please see attached Verbal VOE.	Received evidence of VOE. Exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383935	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383934	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383934	FCOM8997	08/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383933	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383933	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383932	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383932	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383931	FCRE7496	09/05/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing Verification of $XX.XX monthly housing expense listed on XXXX as Other.	$XX.XX is the difference between what is currently collected for the taxes on the mortgage statement versus the verified current tax amount. Current XXX shows Taxes & Ins escrows collected $XXX.XX. Verified taxes on Tax Cert shows monthly Tax Escrow $XXX.XX, HOI XX month premium $X,XXX.XX = $XXX.XX per month. Mtg escrows $XXX.XX minus Verified T&I escrow $XXX.XX = $XX.XX
Tax Cert, HOI and Mtg Statement attached for reference	Explanation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383931	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383930	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383930	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383928	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383928	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383927	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383927	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383925	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383925	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383923	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383923	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383922	FCOM1208	08/26/2024	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete The street name on the Note, Deed of Trust and Property Condition Inspection report have a typo when compared to the street name confirmed from the Title and XXX website.	Please see DOT & Note	Document provided is sufficient. Exception resolved.; The Note is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383922	FCOM1221	08/26/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The street name on the Note, Deed of Trust and Property Condition Inspection report have a typo when compared to the street name confirmed from the Title and XXX website.	Please see DOT & Note	Document provided is sufficient. Exception resolved.; The Deed of Trust is Present and Complete	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383922	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383919	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383919	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383917	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383917	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383916	FCRE1200	08/22/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX	Received updated guidelines. Exception Resolved.; Audited Loan Amount of $XXX is greater than or equal to the Guideline Minimum Loan Amount of $XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	08/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383916	FCRE4165	08/22/2024	Credit	Income/Employment	Employment Gaps in Employment Without Sufficient Explanation	Borrower had employment gap from XX/XX/XXXX to XX/XX/XXXX with no explanation in file.	Per guidelines if there is a gap in employment, the only requirement is for the UW to determine employment stability. Please see highlighted section of guideline and UW decision logic attached.	Lender provided Guidelines " he only requirement is for the UW to determine employment stability. " Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	08/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383916	finding-2838	08/22/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383916	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383915	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383915	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383914	FVAL9739	08/29/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Exterior Report required per XXX Guidelines is missing the first X pages of the report.	Please see attached	Document provided is sufficient. Exception resolved.; Property/Appraisal Meets Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383914	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383914	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383913	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383913	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383910	FCOM8997	08/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383910	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383909	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is in compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383909	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383908	FCRE1200	08/22/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX Lender's matrix for closed-end second liens states the minimum loan amount is $XX,XXX.	Audited Loan Amount of $XXX is greater than or equal to the Guideline Minimum Loan Amount of $XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383908	FCOM8997	08/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383907	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383907	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383905	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383905	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383903	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383903	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383900	FCRE4165	08/24/2024	Credit	Income/Employment	Employment Gaps in Employment Without Sufficient Explanation	Missing letter of explanation for employment gap from XX/XX/XXXX to XX/XX/XXXX per XXXX for coborrower.	Per Guidelines, gap in employment only needs to be addressed if longer than X months. See attached.	Received evidence gap was less than X months. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383900	FCOM8997	08/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383898	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383898	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383896	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383896	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	Requirement of deal guidelines. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383895	FCOM1265	09/04/2024	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form Missing Notice of Right of Rescission form for non-borrowing title holder, XXX.	See attached signed RTC by co-owner XXX.	Non-Borrower Title Holder Right of Rescission Form received; exception resolved; Non-Borrower Title Holder Received Right of Rescission Form	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383895	FCOM1221	09/03/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete A review of the Mortgage indicates that the co-owner of the subject property per the title report did not sign the Mortgage. The final XXXX states as well that the borrower and the co-owner of the property are the vestees of the property. His name is listed as a current vesting holder on the Mortgage document dated XX/XX/XX and there is a place for his signature; however, the signature line states "N/A" throughout all signature pages and on the PUD Rider. Provide verification he is no longer on title or additional documentation as to why this title holder did not execute the Mortgage/PUD Rider.	See attached DOT signed by co-owner XXX	Document provided is sufficient. Exception resolved.; The Deed of Trust is Present and Complete	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383893	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383893	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383892	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time -	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383892	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time -	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383891	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383891	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383890	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383890	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383889	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383889	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383886	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383886	finding-2261	08/30/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383886	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383885	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383885	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	Required when no other exceptions. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383882	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383882	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383879	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383879	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383878	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383878	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383877	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383877	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383876	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383876	FCOM8997	08/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383874	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383874	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383873	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383873	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383869	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383869	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383868	FCRE3978	08/24/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Loan approval last condition indicates that final CD needs to include two loans paid through closing ,XXX and XXX. Final loan amount is not enough to cover senior lien neither Final CD disclosed this loan to being paid off.	Final CD shows only X account being paid off. The first lien with LD was not being paid off with this second loan?	Loan meets all guideline requirements; first lien not required to be paid through subject transaction. Updated Loan Approval not required. Condition cleared.; The condition for both accounts to be paid appears to be in error. The XXX account is listed on the CD. The XXX account is the first mortgage and is listed on the XXXX. The final DTI was calculated with both the current first and the new Xnd, and included outstanding liabilities not bein paid. Is it possible to get a new approval without the condition to pay off the XXX account? Exception remains.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383868	FCOM8997	08/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383867	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383867	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383866	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383866	FCOM8997	08/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383865	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383865	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383863	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383863	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383861	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383861	FCOM8997	08/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383860	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383860	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383859	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383859	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383858	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383858	FCOM8997	08/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383857	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383857	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383856	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383856	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383855	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383855	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383854	FCRE7496	08/23/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing documentation to verify monthly housing expense of $XX.XX reflected as other on XXXX, and XXXX.	updated XXXX and XXXX	Documents provided are sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383854	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383853	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383853	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383850	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383850	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383848	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383848	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383847	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383847	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383845	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383845	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383841	FCRE1146	08/25/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present The title search provided from XXX with an effective date of XX/XX/XX reflects a current, primary mortgage established XX/XX/XXXX in the amount of $XXX,XXX. The title search does not indicate that the mortgage was modified and no other mortgages are listed on the search. The credit report indicates the current first mortgage opened XX/XXXX with a high credit of $XXX,XXX. The current mortgage statement provided matches the account number of the first mortgage showing on the credit report. Provide an updated, corrected title search to reflect the current mortgage supported by the credit report and mortgage statement.	Title Report	Document provided is sufficient. Exception resolved.; Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383841	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383840	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383840	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383839	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383839	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383838	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383838	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383836	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383836	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383835	FCRE8999	09/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383835	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383834	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383834	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383832	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383832	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383831	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383831	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383830	FCRE1195	09/03/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Lender approved loan with CLTV/HLTV of XX.XXX% by using senior lien balance of $XXX,XXX. However, lowest verified balance in file is $XXX,XXX per credit report rated XX/XXXX. Mortgage statement in file reflects unpaid balance of $XXX,XXX.XX. Max CLTV is XX% with XXX FICO.	Please see attached soft pull credit report for the mtg balance.	Document provided is sufficient. Exception resolved.; Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383830	FCRE1196	09/03/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . . Lender approved loan with CLTV/HLTV of XX.XXX% by using senior lien balance of $XXX,XXX. However, lowest verified balance in file is $XXX,XXX per credit report rated XX/XXXX. Mortgage statement in file reflects unpaid balance of $XXX,XXX.XX. Max CLTV is XX% with XXX FICO.	Please see attached soft pull credit report for the mtg balance.	Document provided is sufficient. Exception resolved.; Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383830	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383826	FCRE1158	09/06/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The guidelines indicate that hazard insurance policy must document the insurer has an acceptable rating from an allowable third party source. In this case, the hazard insurance policy did not reflect the insurer's carrier rating. Provide verification that the appropriate ratings for this insurance company have been documented.	Hazard Insurance Carrier Rating	Document provided is sufficient. Exception resolved.; Hazard Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383826	FCRE7495	09/13/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	The credit report dated XX/XX/XX from XXX reflects a revolving account with XXX with a monthly payment of $XX.XX and a balance of $X,XXX. A review of the final XXXX indicates that this monthly payment was excluded from final DTI calculation; however, the loan file does not contain verification that the account has been paid in full. Provide verification that this account no longer has an existing balance and the source of funds used to pay off the account.	Please see attached XXX statement with $X balance	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383826	FCRE4963	09/06/2024	Credit	Debt	No evidence of required debt payoff	Lender guidelines indicate that when an account is to be paid off at closing with the loan proceeds, a current account statement for each creditor is to be provided and that the current balance on the statement is to be used for the payoff amount. Two accounts were paid off at closing: X) XXX Card Service with a balance on the credit report of $X,XXX and X) XXX with a balance on the credit report of $XXX. The Underwriter was unable to locate any statements in the documents provided. Provide recent statements with the balances that were used on the Closing Disclosure of $X,XXX for XXX and $XXX.XX for XXX to support these accounts were paid in full and therefore, excluded from the DTI calculation.	XXX and XXX Statements	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383826	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383826	finding-2962	09/06/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	Duplicate of HPML This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383825	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383825	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383824	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383824	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383823	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383823	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383819	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383819	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383816	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383816	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383815	FPRO0947	09/10/2024	Credit	Property	External Obsolescence Present	External obsolescence present. The PCI Report reflects there is a very high volume of xxxx on property. As it appears the borrower is running a xxxx out of subject primary residence (The images indicate it could be a xxxx). There is no indication in the loan file that lender addressed any of these possible issues.	Exception is non-material and graded as level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304383815	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383815	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383814	FCRE1200	08/25/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX	Audited Loan Amount of $XXX is greater than or equal to the Guideline Minimum Loan Amount of $XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383814	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383813	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383813	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383811	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	Added due to no other exceptions. Required per deal notes. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383811	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383810	FCOM8997	09/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383810	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383807	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383807	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383804	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383804	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383803	FCRE7495	09/13/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	A review of the final XXXX indicates the borrower owns additional property known as XXX. Documentation is in file showing borrower cosigned for this mortgage and bank statements are documented by the other party to show they have made the mortgage and association monthly payments. Guidelines require XX months bank statements; however, the loan file has XX months bank statements beginning from XX/XX to XX/XX. Please provide the missing X months bank statements from XXX #XXXX for the months ending XX/XX and XX/XX.	copy of missing bank statements	Document provided is sufficient. Bank statements are acceptable. Exception resolved.	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383803	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383802	FCOM1852	08/27/2024	Compliance	Disclosure	Incorrect rescission model used - RTC form model H-9 used for refinance not with Original Lender or Lender Affiliate	Incorrect rescission model used - RTC form model HX (Same Creditor) used for refinance not with Original Lender or Lender Affiliate	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304383802	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383802	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383801	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383801	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383800	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383800	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383799	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383799	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383798	FCRE1964	09/05/2024	Credit	Missing Doc	Missing income documentation	Borrower disclosed several sources of Income, one of them retirement for the amount of $X,XXX.XX Lender Income sheets also disclosed this income, but no supporting documentation was provided as well as proof of receipt.	copy of rebuttal LOE for income	Documentation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383798	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383797	FCOM8997	09/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383797	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383794	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. This is correct Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383794	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. This is correct Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383793	FCOM8997	08/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383793	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383791	FCOM8997	09/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383791	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383790	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383790	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383789	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383789	finding-2962	08/27/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383789	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383788	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383788	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383785	FCOM8997	08/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383785	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383784	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383784	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383783	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383783	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383782	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383782	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383781	FCRE1158	09/13/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided . Missing the insurers carrier rating.	Please see attached insurers rating.	Document provided is sufficient. Exception resolved.; Hazard Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383781	FCOM3987	09/12/2024	Compliance	Missing Doc	Missing evidence required disclosure provided at closing	Missing the insurers carrier rating.	Please see attached insurers rating.	Document provided is sufficient. Exception resolved.; Duplicate finding. Condition rescinded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383781	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383781	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383780	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383780	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383779	FCRE7009	08/25/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required Please provide the replacement cost estimate from the property insurer or guaranteed replacement cost coverage on the hazard insurance declarations page.	RCE; HOI coverage is $XXX,XXX. It covers the Xst mortgage remaining balance of $XXX,XXX.XX + second loan $XX,XXX = $XXX,XXX.XX	Received RCE. Exception Resolved.; Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383779	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383777	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383777	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383774	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383774	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383772	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383772	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383771	FCRE1437	08/28/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Per the guidelines the Retirement income can be grossed up by XX% if there is verification in the file the income is tax free, there is nothing in the file verifying tax free the original UW completed the XX% gross up for the SSI but grossed the XXX up by XX%
Guidelines also state verification of receipt is required nothing in file.	see attached LOE for Retirement income grossed up	Documentation provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383771	FCRE1193	08/28/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The guidelines require verification of retirement income being non-taxable to gross up all of the income by XX% but there is no evidence of tax returns, or the borrowers tax exempt status located in the file.	Audited DTI of XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383771	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383769	FCRE1200	08/21/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX	Audited Loan Amount of $XXXXX is greater than or equal to the Guideline Minimum Loan Amount of $XXXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383769	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383769	finding-2962	08/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383768	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383768	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383767	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383767	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383766	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	Required when no other exceptions are added to the loan. The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383766	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383764	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383764	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383763	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383763	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383762	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383762	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383760	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383760	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383759	FCRE1193	09/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Total debt to income exceeds maximum allowable per lender guidelines of XX%. Additional HOA debt included as the HOA statement shows the $XXXX is a quarterly payment not annual so monthly HOA dues for the subject are $XXX.XX/m. Also supplemental taxes due on the primary at XXX Loch Lomond DR $XXXX.XX annually or $XXX.XX/m need to be included in the total monthly housing debt. These additional debts bring the total debt to income to XX.XX%.	Hello, please see attached updated XXXX and XXXXs. BX qualifying bonus was very conservative – when HOA and bonus corrected, DTI remains under XX%. Thank you	Documents provided are sufficient. Income acceptable. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383759	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383758	FCRE1316	09/10/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Most recent VOE completed X/X/XXXX with a Note date of X/XX/XXXX, which is XX business days from the note date.	Please see attached VOE from X-XX it was completed X days within note date, thank you. :)	Document provided is sufficient. VOE acceptable. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383758	FCRE7497	09/10/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of property taxes for XXX.	Hello, please see processor cert, no HOI or HOA no mortgage, just prop tax	Document provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383758	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383756	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383756	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383755	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383755	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383754	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job. This is correct

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guides	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383754	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job. This is correct

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guides	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383753	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383753	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383752	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383752	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383751	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383751	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383750	FCRE1193	08/29/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% A review of the homeowners association statement from XXX dated XX/XX/XX reflects the property has semi annual dues of $XXX.XX due XX/XX/XXXX and second half due XX/XX/XXXX. Accordingly, the total annual dues calculated are $XXX or $XX.XX/mo. A review of the XXXX indicates the lender used a monthly figure of $XX.XX. Utilizing the calculated HOA fees of $XX.XX/mo results in a DTI ratio exceeding the maximum of XX.XX% with the final results at XX.XX%. Provide additional information of the total annual association dues or a lender exception allowing the DTI to exceed the maximum per the program matrices.	I confirmed w/ the UW there is no XXX on the property and the “Other” $XX.XX can be removed. Correcting HOA and removing $XX.XX, DTI remains under XX%. Updated decision logic removing XXX verbiage (title confirms no XXX – there is no UCC filings recorded), XXXX/XXXX uploaded	Documentation provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383750	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383749	FCRE7496	08/31/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing Verification of "Other", in the amount of $X.XX reflected under PITIA on final XXXX, and XXXX.	Per UW, the $X.XX was a cushion added but not needed and has been removed.	Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383749	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383748	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383748	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383747	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383747	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383745	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383745	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383744	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383744	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383742	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383742	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	No compliance Finding The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383740	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383740	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383738	FCRE1158	09/12/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided . Missing the insurer's carrier rating as required by guides.	carrier rating	Received the missing insurance rating. Exception resolved.; Hazard Insurance Policy is fully present	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383738	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383738	finding-2962	09/06/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383738	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383737	FCRE1316	09/05/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing Xrd Party VOE Prior to Close Missing XX days prior the Note	BX VOE attached	Document received is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383737	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383735	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383735	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383734	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383734	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383733	FCRE1324	09/03/2024	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed Tax returns provided does not have the borrowers signature.	Signed Tax Returns	Received the borrowers signed tax returns from lender. Exception resolved. ; Borrower X Tax Returns Are Signed	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383733	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383731	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383731	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383730	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383730	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383729	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383729	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383728	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383728	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383727	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383727	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383726	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383726	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383725	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383725	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383724	FCRE4963	09/11/2024	Credit	Debt	No evidence of required debt payoff	The Closing Disclosure dated X/XX/XX reflects the borrower paid off several debts of which Ally Financial is one. The amount paid off was $XX,XXX.XX which was reflected on the most recent installment statement provided. However, this statement indicates that this is not the account payoff which would include finance charges and other unpaid fees. Provide verification that the Ally account is paid in full with a current zero balance.	Please see attached.	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383724	FVAL1310	09/11/2024	Credit	Missing Doc	Missing HOA/Condo Certification	The condominium association ledger statement dated XX/XX/XX reflects $XXX.XX monthly in regular assessment fees and with an outstanding balance of $XXX. The Closing Disclosure dated XX/XX/XX did not reflect that the current condo fees were paid at closing. Provide documentation that the fees to the condo association are paid current with no remaining balance due.	Please see attached.	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383724	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383724	finding-2962	09/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383723	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383723	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383722	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383722	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383721	FCRE1316	08/28/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing a VVOE dated with XX days of the Note as required by guidelines.	Attached vvoe	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383721	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383720	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383720	finding-2962	09/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383720	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383718	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383718	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383717	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383717	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383716	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383716	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383715	FCRE1347	09/05/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Coborrower's verification of business existence was not signed and the business license in file is not dated to determine if done within XXX days of Note date required by guidelines	Please see attached.	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383715	FCRE1356	09/05/2024	Credit	Missing Doc	Borrower 2 YTD Profit & Loss Missing	Borrower X YTD Profit & Loss Missing Coborrower's age of documentation exceeds XXX days from Note date allowed by guidelines. Lender provided XXXX tax returns and no YTD P&L Statement in file.	Please see attached.	Document provided is sufficient. Exception resolved.; Borrower X YTD Profit & Loss Provided or Not Applicable (Number of Borrowers equals X)	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383715	FCOM8997	09/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383714	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383714	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383712	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383712	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383711	FPRO1242	09/11/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. AVM product is missing	AVM; AVM	Appraisal is Present or is Waived; Exception remains. Missing the AVM and lender submitted a property condition report.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383711	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383711	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383710	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383710	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383709	finding-3352	09/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383709	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383708	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383708	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383707	FPRO1242	09/11/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. AVM product was not provided for subject transaction	AVM; AVM	Received missing AVM. Exception resolved. ; Appraisal is Present or is Waived; Exception remains. Missing the AVM, lender submitted a property detail report.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383707	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383705	FCRE1316	08/30/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Per guidelines VVOE is required XX days prior to closing. Final VVOE is missing from the file	Full VOE	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383705	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383704	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383704	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383703	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383703	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383702	FPRO1242	09/11/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. Missing AVM for subject property XXX	AVM; AVM	Received missing AVM. exception resolved. ; Appraisal is Present or is Waived; Exception remains as we are missing the AVM and lender submitted a property condition report.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383702	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383702	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383701	finding-3352	08/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383701	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383700	FCRE6019	09/09/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing No evidence of a Diver's License or the US Patriot Act Disclosure.	Customer ID Form	Received missing Patriot ACT. Exception resolved. ; Borrower X Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383700	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliance Report	This exception is informational only, as it states, there was no compliance exceptions/findings.; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383699	FCRE6636	08/22/2024	Credit	Missing Doc	Missing Income - Award Letter	Provide a legible copy of co-borrower's award letter; award letter in file is illegible.	Award letters attached	Documents provided are sufficient. Award letters are legible. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383699	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383697	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383697	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383696	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Per final XXXX in file BX has been on her job for XX.X years.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383696	FCOM8997	09/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Per final XXXX in file BX has been on her job for XX.X years.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383695	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Per Final XXXX Borrower has been with current employer for XX years

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383695	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Per Final XXXX Borrower has been with current employer for XX years

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383694	FPRO1242	09/11/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. AVM is required for subject transaction but missing from the loan file.	AVM; AVM	Appraisal is Present or is Waived; Exception remains. Missing the AVM and lender only submitted a property condition report.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383694	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	CREDIT REPORT	These are informational exceptions, no findings were found.; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383694	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	This exception was already downgraded to a level X/A grade as it meets HPML requirements. ; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383693	FCRE9814	08/28/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement The Trust Certification in file is not executed.	trust attached	Document provided is sufficient. Trust Certificate acceptable. Exception resolved.; Trust Agreement Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383693	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383692	FCRE7496	08/28/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	XXXX shows $XXX.XX as "other" proposed monthly payment for the subject property. The loan file is missing the supporting documentation to confirm the :other" payment of $XXX.XX.	Explanation of "Other" in proposed payment	Received evidence of the additional payment added to DTI calculations. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383692	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383690	FPRO1242	09/11/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. AVM required but missing from the loan file.	AVM; AVM	Received missing AVM. Exception resolved. ; Appraisal is Present or is Waived; Exception remains. Missing the AVM and lender only submitted a property condition report.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383690	FPRO1500	09/11/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing Subject property is a condo, but no evidence of a HOA Questionnaire.	approval	Document provided is sufficient. Exception resolved.; HOA Questionnaire Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383690	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	CREDIT REPORT	This is an information only exception, stating there was no credit findings.; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383690	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383687	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383687	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383684	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383684	finding-2962	09/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383684	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383683	finding-3352	08/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383683	finding-2962	08/25/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383683	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383682	FCRE1316	09/11/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower X Xrd Party VOE Prior to Close Missing	VOE	Received missing WVOE. Exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided; Borrower X Xrd Party VOE Prior to Close Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383682	FCRE1347	09/11/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower X Xrd Party VOE Prior to Close Missing	VOE X	Received missing WVOE. Exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383682	FPRO1242	09/11/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. The required AVM was not in the loan file for review.	AVM; AVM	Received missing AVM. Exception resolved. ; Appraisal is Present or is Waived; Exception remains. Missing the AVM, lender only submitted the property condition report.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383682	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	These are informational exceptions, no findings were found.; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383681	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383681	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383680	FCRE7496	08/28/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	XXXX shows $XX.XX as additional "other" monthly payment that was included in proposed monthly payment on the subject property. There was no documentation on file to support the payment. Need verification of additional payment $XX.XX	LOE for Other amount listed in proposed housing payment	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383680	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383678	FPRO1242	09/13/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. Missing AVM Product	AVM; AVM	Appraisal is Present or is Waived; Exception remains. Missing the AVM, lender only submitted the property condition report.	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383678	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383678	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383676	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is in compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383676	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383675	FCRE6636	08/23/2024	Credit	Missing Doc	Missing Income - Award Letter	Missing XXXX Social Security Award Letter; XXXX Award letter was provided showing borrower to receive funds on or around XX/XX/XXXX. Loan closed on XX/XX/XXXX. Award letter is more than X year old.	Per guidelines proof of current receipt will do for this. Please see attached thank you	Document provided is sufficient. SSI income verified. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383675	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383673	finding-3352	08/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383673	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383671	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383671	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383669	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383669	finding-2962	08/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383669	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383668	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383668	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383666	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383666	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383664	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383664	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383663	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383663	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383662	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383662	finding-2962	09/06/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	Duplicate of HPML This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383662	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383661	FCOM1227	08/28/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing Per AVM, the Subject property is a PUD. There was no PUD Rider attached to the Deed of Trust in file.	Attached DOT with PUD rider; Attached XXX which does not reflect as PUD	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Documentation provided states there is an HOA fee of $XX.XX per month. Exception remains.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383661	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383660	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383660	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383659	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383659	finding-2962	08/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383659	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383657	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383657	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383656	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383656	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383653	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383653	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383651	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383651	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383650	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383650	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383648	FCRE7009	08/23/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required, missing evidence of XXX% replacement cost.	Borrower has $XXX,XXX.XX in coverage $XXX,XXX basic plus other structures of $XX,XXX.XX. We only require $XXX,XXX based on X loan amounts to be covered- Coverage we have in place/in file is sufficient per guidelines.	Explanation provided is sufficient. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383648	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383647	FCRE8999	09/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383647	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383646	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383646	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383643	FCRE1119	09/01/2024	Credit	Closing	Borrower 2 Deed of Trust Signature does not match Note	Borrower X Signature does not match Note - The Subject mortgage is missing co-borrower signature.	No, XXX is a co-borrower for qualifying purposes. This is the reason why he is only on the NOTE. XXX is the only person on title as a single woman. Meaning she is the only one to sign the Mortgage.
This is correct as is, Please clear/waive	Documentation provided is sufficient. Exception resolved.; Borrower X Signature matches Note	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383643	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383642	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383642	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383642	finding-2962	09/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383640	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383640	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383639	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383639	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	Required to add No Credit Findings condition exception per deal guides. The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383638	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383638	FCOM8997	08/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383636	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383636	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383634	FCRE1316	08/29/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Lender guidelines indicate a verbal VOE is to be completed for each borrower within XX business days prior to the Note Date. A verbal VOE can be completed after closing if income documentation provided is dated within XX days of the Note. In this case, the most recent income document for the borrower X is dated XX/XX/XX with the Note dated XX/XX/XX. In either case, the file did not contain a verbal pre-closing or post closing VOE to document the borrower X is still actively employed.	TY!	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383634	FCRE1347	08/29/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Lender guidelines indicate a verbal VOE is to be completed for each borrower within XX business days prior to the Note Date. A verbal VOE can be completed after closing if income documentation provided is dated within XX days of the Note. In this case, the most recent income document for the borrower X is dated XX/XX/XX with the Note dated XX/XX/XX. In either case, the file did not contain a verbal pre-closing or post closing VOE to document the borrower X is still actively employed.	Ty!	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383634	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383633	FCRE6019	08/31/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Missing photo ID or Patriot Act Form.	Attached The USA Patriot Act	Received missing Patriot Act form. Exception resolved. ; Borrower X Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383633	FCRE6914	08/31/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Missing photo ID or Patriot Act Form.	Attached The USA Patriot Act	Received missing Patriot Act form. Exception resolved. ; Borrower X Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383633	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383632	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383632	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383631	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383631	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	Required per deal guidelines to add when no other exceptions. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383630	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383630	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383629	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383629	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383628	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383628	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383625	FCRE6019	09/09/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing	Borrower is a citizen. Ty!	Document provided is sufficient. Exception resolved.; Borrower X Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383625	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383624	finding-2838	09/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383624	finding-3352	09/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383624	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383620	FCRE4963	08/23/2024	Credit	Debt	No evidence of required debt payoff	Guides require: Checks written out to creditors listed on debt payoff disbursement letter and disbursed. Missing copies/evidence of the following checks used to p/o the following non-mortgage debts. X) XXX for $XX,XXX , X) XXX $X,XXX.XX , X) XXX $XX,XXX , X) XXX $X,XXX.XX, X) XXX $XX,XXX.XX	Settlement Statement	Debts paid/disbursed on final CD satisfies guideline requirement. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383620	FCOM8997	08/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383619	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383619	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383617	FCRE1316	08/31/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The lender guidelines indicate that each borrowers' employment is to be verbally verified within XX business days prior to the Note date. In this case, the file contained X verbal VOE's for BX, however did not contain a verbal VOE for BX. Provide verification the verbal employment had been completed as per guidance.	Please see attached VOE, it did not save correctly in the investorpackage.	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383617	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383616	FCOM1264	09/03/2024	Compliance	Right to Rescind	Right of Rescission is Not Executed	Right of Rescission is Not Executed	PCCD; Please see updated RTC. Reopened rescission for a X/XX end of rescission date. TY! ; Please advise if we can reopen rescission to clear. Thank you!	Received a copy of original unsigned Right to Cancel. Exception remains as the RTC has not been signed and/or rescission was not reopened per the dates on the RTC received. ; Cure package provided; Exception resolved; Right of Rescission is Executed; RTC disclosure not executed by either Borrower. Please provide the executed RTC disclosures with the signatures of the Borrowers under the Receipt of Notice of Right to Cancel.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383616	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383615	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383615	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383614	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383614	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383613	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time -	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383613	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time -	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383612	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383612	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383609	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383609	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383608	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383608	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383606	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time -	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383606	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time -	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383605	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383605	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383603	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383603	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383601	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383601	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383600	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383600	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383599	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383599	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383598	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383598	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383597	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383597	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383596	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383596	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383595	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383595	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383594	FCRE1440	08/29/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per the final XXX the borrower lives and owns XXX but there is nothing in the file showing this property was sold, or if there is a mortgage, HOI, taxes, HOA. It is not listed on the REO portion of the XXX either.	Please see letter of explanation from borrower	Document provided is sufficient. Exception resolved.; Housing History Meets Guideline Requirements	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383594	FCRE7009	08/29/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required	Per guidelines - XX% of mortgages is $XXXXXX is what is required & we have $XXXXXX Please review & advise Thanks	Hazard Insurance coverage meets guideline requirement; We have received sufficient insurance coverage form lender. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383594	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383592	FCRE1347	09/04/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower X Xrd Party VOE Prior to Close Missing	BX VOE attached	Document received is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383592	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383591	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383591	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383590	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383590	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383589	FCRE6914	09/01/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing	XXX Patriot Act disclosure	Borrower X Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	09/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383589	FCRE6737	09/01/2024	Credit	Missing Doc	Missing Letter of Explanation (Income)	Unable to locate documentation for continuance for a minimum of Xyrs per FNMA guidelines of XXX for BX as award letter states that borrower is not considered to be totally and permanently disable.	income deleted; income deleted	Received updated approval, XXXXa nd application from lender with the VA disability for BX removed. Exception resolved.; Received updated approval, XXXXa nd application from lender with the VA disability for BX removed. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	09/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383589	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383588	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383588	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383587	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383587	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383586	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383586	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383585	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	Required when no other exception is added. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383585	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383584	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383584	FCOM8997	09/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383583	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383583	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383582	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383582	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383580	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383580	finding-2962	09/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383580	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383576	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383576	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383575	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383575	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383574	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383574	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383573	FCOM8997	08/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383573	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383572	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383572	finding-2962	09/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383572	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383571	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383571	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383570	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383570	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383566	FCRE6019	09/04/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing	Please see attached DL and Goverment ID. BX is a XXX per XXX	Document provided is sufficient. Exception resolved.; Borrower X Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383566	FCRE7496	09/04/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing Verification of Subject Property monthly expense of $XXX listed as Other on the XXXX, and final XXXX.	This is the difference between the PITI on the mortgage statement vs. the current taxes and insurance amounts. See attached.	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383566	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383565	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383565	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383564	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383564	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383563	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383563	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383562	FCRE4963	08/27/2024	Credit	Debt	No evidence of required debt payoff	Guides Require: the following are required for debt payoff X) Payoff disbursement letter with creditors and balances listed in closing package to be
								executed by Borrower(s), and X) Checks written out to creditors listed on debt payoff disbursement letter and disbursed. Both are required for the XXX paid off of $XXX + XXX paid off of $XXX	Hello, Attached X cleared Checks & XXX statement signed Thank you,	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.X years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383562	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383560	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383560	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383557	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383557	finding-2502	09/04/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML Compliant This loan failed the XXX nonprime home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383557	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383556	FCOM8997	08/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383556	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383554	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383554	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383553	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383553	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383551	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383551	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383549	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383549	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383548	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383548	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383547	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383547	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383546	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383546	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383544	FCRE7496	08/27/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Lender used $XXX as monthly association fee. Please provide the billing statement to support $XXX as monthly HOA fee	Hello, Attached property search showing $XXX monthly HOA dues Thank you,	Verification of HOA dues provided. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383544	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383543	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383543	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383542	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383542	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383541	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383541	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	Required when no other exception added. The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383540	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383540	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383539	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Attached credit report	Documentation provided is sufficient. Exception resolved.; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is a Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a Comp Factor	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383539	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is a Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a Comp Factor	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383537	FPRO1242	09/12/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. AVM is missing from the loan file.	AVM	Appraisal is Present or is Waived; Received missing AVM. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383537	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383537	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383536	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383536	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383534	FCRE4963	09/11/2024	Credit	Debt	No evidence of required debt payoff	Missing current statement for XXX with balance due of $X,XXX.XX per CD required per guides for debts being paid off at closing. (Current balance must be used for payoff amount).	Statement	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383534	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383533	FCRE1316	08/27/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The lender guidelines indicate that a Verbal VOE is to be obtained XX business days prior to closing. Additionally, it states that a VVOE can be obtained after the closing but prior to delivery if there is income documentation in file dated within XX days of the Note. In this case, income documentation is dated XX/XX/XX verified from The Work Number along with the most recent paystub dated the same. However, the file did not contain a post closing VVOE. Calculations reflect that The Work Number used for the initial verification was over XX business days from the Note date of XX/XX/XX.	Hello, Attached Updated VOE for XXX Thank you,	Document provided is sufficient. VOE is acceptable. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383533	FCRE1347	08/27/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The lender guidelines indicate that a Verbal VOE is to be obtained XX business days prior to closing. Additionally, it states that a VVOE can be obtained after the closing but prior to delivery if there is income documentation in file dated within XX days of the Note. In this case, income documentation is dated XX/XX/XX verified from The Work Number along with the most recent paystub dated XX/XX/XX. However, the file did not contain a post closing VVOE. Calculations reflect that The Work Number used for the initial verification was over XX business days from the Note date of XX/XX/XX.	Hello, Borrower X VOE attached Thank you,	Document provided is sufficient. VOE is acceptable. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383533	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383532	FCRE6019	09/11/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing ID or Patriot Act disclosure not in file	Please see attached.	Document provided is sufficient. Patriot Act acceptable. Exception resolved.; Borrower X Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383532	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383532	finding-2962	09/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383531	FCRE1182	09/09/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.		Exception is non-material and graded as level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304383531	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383530	FCRE1193	08/31/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The partnership income for XXX was calculated for the year XXXX giving credit back in the amount of $XX,XXX that was listed on Statement X (deductions) of the Partnership returns. However, upon review, these items are not amortization or casualty losses but are actual business expenses in which the partnership incurred. Re-adjusted income for XXXX resulted in an annual loss of $X,XXX.XX and when factoring in the positive income for XXXX of $XX,XXX, the result of a XX-month average was $XXX.XX/mo positive income versus the lender's calculation of $X,XXX.XX/mo. The DTI utilizing the lower monthly self-employment income of $XXX.XX mo resulted in a DTI exceeding the maximum of XX.XX%. Provide additional income documentation to support a higher qualifying income or an exception to allow the DTI to exceed guidance.	Please see attached LOE from management. It seems that you are not including the bonus. Please provide your calculations if you disagree.; Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender included hte XXX account for $XX monthly which increased the DTI to XX.XX%, max allowed is XX%. Exception remains. ; Please see the attached documents	Document provided is sufficient. Income re-calculated and meets guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; ; Audited DTI of XX.XX% exceeds Guideline DTI of XX%; Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383530	FCRE4963	08/31/2024	Credit	Debt	No evidence of required debt payoff	A review of the Closing Disclosure indicates that the XXX account was paid using the credit report balance of $X,XXX as of last reporting on XX/XX. However, the updated monthly statement provided in the loan file shows the statement period ending XX/XX/XX with a current balance of $X,XXX.XX. Provide documentation to verify the account has been paid in full.	Received new XXXX/XXXX including the XXX account payment of $XX.XX. Exception resolved.; Please see updated documents including debt.	; Received new XXXX/XXXX including the XXX account payment of $XX.XX. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383530	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383529	FCRE1158	09/11/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The guidelines indicate that hazard insurance policy must document the insurer has an acceptable rating from an allowable third party source. In this case, the hazard insurance policy did not reflect the insurer's carrier rating. Provide verification that the appropriate ratings for this insurance company have been documented.	copy of insurance rating	Document provided is sufficient. Exception resolved.; Hazard Insurance Policy is fully present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383529	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383528	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383528	FCOM8997	09/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383527	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383527	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383526	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383526	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383525	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383525	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383524	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383524	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383523	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383523	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383522	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383522	finding-2962	09/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383522	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383520	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383520	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383519	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is in compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383519	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383518	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383518	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383517	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383517	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383514	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383514	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383513	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383513	FCOM8997	09/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383512	finding-2962	08/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383512	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383512	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383511	finding-3352	09/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383511	finding-2962	09/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383511	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383510	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383510	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383509	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383509	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383508	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383508	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383505	FCRE1158	09/11/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The guidelines indicate that hazard insurance policy must document the insurer has an acceptable rating from an allowable third party source. In this case, the hazard insurance policy did not reflect the insurer's carrier rating. Provide verification that the appropriate ratings for this insurance company have been documented.	Please see attached Carrier Rating for Hazard Insurance	Received missing rating for hazard insurer. Exception resolved. ; Hazard Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383505	FCRE1206	09/11/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The fraud report indicates an alert under XXX for XXX. The lender provided an OFAC clearance in file; however, verification that borrower X was not on the Excluded Parties List System (EPLS) is needed to clear this alert. Provide verification all alerts on the fraud report for borrower X have been cleared.	per the notes on the fraud report and the legal name of our borrower shown on the credit report does not match the person shown on the fraud report and the ofac search as well all shows our borrower is not the same person named on the fraud list. Please confirm you have all of this information in the original upload.	Explanation provided is sufficient. Exception resolved.; All Interested Parties Checked against Exclusionary Lists	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383505	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383504	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383504	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383503	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383503	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383500	FCRE1326	08/23/2024	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Borrower X YTD Profit & Loss Missing for XXX., as required per guidelines.	Guidelines state for S-Corporation documentation needed: Complete, signed federal individual and S corporation (Form XXXXS) income tax returns, including the Schedule K-Xs, Form XXXX-E, and WXs, if applicable, for the most recent two years.

P&L not required	Borrower X YTD Profit & Loss Provided; YTD P&L not required per guidelines. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383500	FCRE1327	08/23/2024	Credit	Missing Doc	Borrower 1 Balance Sheet Missing	Borrower X Balance Sheet Missing for XXX. as required per guidelines.	Guidelines state for S-Corporation documentation needed: Complete, signed federal individual and S corporation (Form XXXXS) income tax returns, including the Schedule K-Xs, Form XXXX-E, and WXs, if applicable, for the most recent two years.

Balance Sheet not required	Borrower X Balance Sheet Provided; Balance Sheet not required per guidelines. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383500	FCRE1324	08/23/2024	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed The signed XXX's with all pages and schedules is required per guidelines.	Borrower has filed XXXX tax extension	Borrower X Tax Returns Are Signed; Borrower X Tax Returns Not Signed	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383500	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383499	FCRE1347	09/09/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing VOE is provided for borrower X but it's for the job of borrower X. It's possible the VVOE on page XXX was meant for borrower X. Please provide a VVOE within XX business days of the note date for borrower X.	VOE	Document provided is sufficient. VOE acceptable. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job. This is correct	Resolved	09/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383499	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job. This is correct	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383498	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383498	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383497	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383497	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383496	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383496	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383495	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383495	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383494	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383494	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383493	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383493	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383492	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383492	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383491	finding-3352	09/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383491	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383489	FPRO1242	09/13/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. Missing the AVM supporting the lender's value of $XXX	Hello, Attached AVM with with same value Thank you,	Appraisal is Present or is Waived	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383489	finding-3352	09/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383489	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383488	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383488	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383486	FCRE1158	09/13/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The guidelines indicate that hazard insurance policy must document the insurer has an acceptable rating from an allowable third party source. In this case, the hazard insurance policy did not reflect the insurer's carrier rating. Provide verification that the appropriate ratings for this insurance company have been documented.	Please see attached HOI Rating	Document provided is sufficient. Exception resolved.; Hazard Insurance Policy is fully present; Hazard Insurance Policy Partially Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383486	FCRE7009	09/13/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required The required coverage amount is $XXX,XXX, which includes the first mortgage loan balance of $XXX,XXX plus the subject second loan amount. The hazard insurance reflects a dwelling coverage of $XXX,XXX, plus XX% extended replacement cost and XX% ordinance or law coverage, for a total of $XXX,XXX. The HOI has a shortfall of $XXX,XXX. No evidence of a Replacement Cost Estimator.	Please see attached RCE.	Document provided is sufficient. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383486	FCRE1294	09/13/2024	Credit	Income/Employment	Income 3 Months Income Verified is Missing	Income X Months Income Verified is Missing Borrower X retirement income of $XXX.XX was indicated to be documented by a XXXX per the income worksheets in file; however, the XXXX is missing. Must provided either XXXX XXXX or a current award letter supporting borrower X retirement pay of $XXX.XX/mo.	Please see attached XXXX	Document provided is sufficient. Exception resolved.; Income X Months Income Verified is Present Or Not Applicable	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383486	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383485	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% System issue

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% System issue

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% System issue	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383485	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% System issue

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% System issue

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% System issue	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383484	FCOM8997	09/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383484	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383483	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383483	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383482	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% System discrepancy

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% System discrepancy	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383482	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% System discrepancy

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% System discrepancy	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383481	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383481	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383480	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383480	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383477	FCOM1265	09/13/2024	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form Vesting is listed as Borrower and spouse on title report, closing worksheet, and on Deed of Trust. Non borrowing spouse does not have a Receive Right of Rescission Form in file.	Please see attached Right of Rescission for Non-borrower.	Non-Borrower Title Holder RTC provided; Exception resolved; Non-Borrower Title Holder Received Right of Rescission Form	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383477	finding-47	09/18/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	The right to cancel for the non borrowing spouse does not provide the borrower with X business days to rescind the transaction. The rescission date listed on the notice of right to cancel is after the disbursement date of X/XX/XXXX listed on the CD The right to cancel for the non borrowing spouse does not provide the borrower with X business days to rescind the transaction. The rescission date listed on the notice of right to cancel is after the disbursement date of X/XX/XXXX listed on the CD This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. correct disbursement date provided; Exception resolved correct disbursement date provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383477	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383476	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383476	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383475	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time -	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383475	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time -	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383474	FCRE1336	09/11/2024	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing Award letter/monthly pay statement for XXX pension/retirement income for $XXXX/m missing. Lender to provide proper documentation to support XXX pension/retirement income.	See attached.	Document provided is sufficient. Exception resolved.; Borrower X Award Letter Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383474	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383473	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383473	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383472	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383472	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383471	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383471	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383468	FCRE6019	08/26/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing The loan file does not contain a copy of the borrower's ID reviewed by the closing agent at closing. Lender to provide a copy of the borrower's ID used at closing. Additionally the borrower's ID in the file IS NOT from this transaction.	Please see attached IDs	Received missing ID. Exception resolved. ; Borrower X Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is a Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383468	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is a Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383466	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383466	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383465	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383465	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383464	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383464	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383463	FCRE1316	08/31/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing For employer XXX.	Please see attached VOE for BX as it did not save correctly in the investor package.	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383463	FCRE1347	08/31/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing For employer XXX. A final VVOE in file dated X/X, reflects borrower name as "XXX." Which is neither of the borrower's name.	Please see attached for BX as it did not save correctly in the investorpackage.	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383463	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383462	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383462	finding-2962	08/29/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383462	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383461	FCRE7496	08/28/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	XXXX shows $XX.XX as "other" housing expense. No additional documentation was on file to support the amount. Need to verify additional $XX.XX that was included in proposed monthly payment for the subject property	The $XX.XX is the difference between the amount that appears on the mortgage statement vs. P&I, current hazard and tax. in this case,

the current hazard / tax is $XX.XX less than what appears on the mortgage statement.	Explanation received is sufficient. Exception resolved.; Received explanation for the additional $XX.XX payment in PITI.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383461	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383460	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383460	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383458	FCRE1316	09/04/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Provide the final VVOE XX days prior to Note date	uploaded VOE dated within timeframe	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383458	FCRE1159	09/04/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Provide a clearer copy of the Hazard policy dated XX/XX/XX thru XX/XX/XX with correct mortgagee clause.	See attached hazard	Document provided is sufficient. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383458	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383457	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383457	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383454	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383454	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.X years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383450	finding-3352	09/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383450	finding-2962	09/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383450	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383449	finding-3352	08/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383449	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383448	FVAL9739	09/15/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report required by guidelines.	AVM	Received missing condition report. Exception resolved. ; Property/Appraisal Meets Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383448	FCOM8997	09/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383448	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383446	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383446	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383443	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is in compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383443	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383442	FVAL9739	09/11/2024	Credit	Appraisal	Property/Appraisal General	Missing Property Condition Report. Property/Appraisal guideline violation:	AVM; AVM	Received missing property condition report. Exception resolved. ; Property/Appraisal Meets Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383442	FCRE1437	09/15/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing verification of previous employment at Ringcentral which terminated on X/XX/XXXX according to final XXXX. Current employment started the same day - X/XX/XXXX per WVOE. In order to verify there was no gap in employment exceeding one month per guidelines, Audit requires evidence of termination date of previous employment.	VOE Docs	Income and Employment Meet Guidelines. Verification of previous employment provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383442	FCOM8997	09/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383441	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383441	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383439	FVAL2477	08/30/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	The photo of the subject property in the AVM dated X/XX/XXXX does not match the photo in the property condition report. Need evidence which photo shows the correct subject property.	avm attached	Received the correct AVM for the subject. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383439	FCRE3978	08/30/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	The borrower has placed a security alert on his credit report that the applicant's identity must be verified. Provide evidence that the borrower's identity was verified.	Fraud alert form that was also sent with the file attached	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383439	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383438	FVAL9739	09/11/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report required by Guidelines.	AVM	Received the missing property condition report. Exception resolved. ; Property/Appraisal Meets Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383438	finding-3352	09/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383436	FCRE7009	08/30/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required A review of the lender guidelines indicates that hazard coverage should be the the lesser of the following: XXX% of the replacement cost of improvements or XX% or the unpaid principal balance of all mortgages on the property provided it is no less than XX% of the replacement cost of the improvements. In this case, the most recent policy through XX/XX/XX reflected coverage of $XXX,XXX + other structures of $XX,XXX totaling coverage of $XXX,XXX. The outstanding mortgage liens on the first of $XXX,XXX with the new second of $XXX,XXX totaled $XXX,XXX and XX% of the replacement cost estimate of $XXX,XXX.XX is $XXX,XXX.XX. Provide verification of coverage of $XXX,XXX to cover the first/second mortgage liens.	Revised HOI with increased coverage on dwelling	Documentation provided is sufficient. Hazard policy is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383436	FCOM8997	09/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383435	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383435	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383434	finding-3352	09/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383434	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383433	FPRO1242	09/13/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. Missing Primary valuation.	AVM; AVM	Appraisal is Present or is Waived; Exception remains. Missing the AVM, lender only submitted the property detail/condition report.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383433	FCRE7009	09/13/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required	HAZARD - . The existing coverage shows dwelling coverage is $XXX,XXX + XX% increased dwelling for $XXX,XXX total coverage. Additonally, the RCE shows replacement cost is $XXX,XXX.XX.; HAZARD	Hazard Insurance coverage meets guideline requirement; Exception remains as the policy information submitted is cut off on sides and does not reflect either replacement cost information or sufficient hazard coverage.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383433	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383432	FCRE7495	09/03/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	The PCI report provided show XXX Panels on the roof of the subject. Guides require the following: Obtain and review the fully executed documents with all addenda, amendments, and exhibits, as applicable to the XXX lease or PPA. X)Accordingly, The contract/lease agreement for the XXX panels is required. X) Title company lien search confirming the existence/non-existence of the UCC lien is required. (Title Property Search speaks only to involuntary liens and Judgments).	the property has XXX panels, but the UCC notes that only the XXX equipment is the collateral, not the real property. ; attached	Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383432	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383431	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383431	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383430	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383430	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383428	FCRE1356	09/15/2024	Credit	Missing Doc	Borrower 2 YTD Profit & Loss Missing	Borrower X YTD Profit & Loss Missing Borrower's income documentation exceeds XXX days from Note allowed by guidelines. Lender provided XXXX and XXXX year end tax returns only and Note date is X/X/XXXX. XXXX YTD P&L is requested to meet guidelines requirement.	We have XXXX and XXXX tax returns and loan closed X/X/XXXX so those are the two most recent years. The CES guidelines for SE documentation state the following: Sole ProprietorshipComplete, signed federal individual (Form XXXX) income tax returns for the most recent two years. There is no mention of a P&L or other documentation required after a certain time of the year	Explanation provided is sufficient. Exception resolved.; Borrower X YTD Profit & Loss Provided or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383428	FVAL9739	09/15/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report required by guidelines.	AVM	Received missing property condition report. Exception resolved. ; Property/Appraisal Meets Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383428	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383427	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383427	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383425	FCRE1193	09/10/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The DTI was calculated over maximum because the Macys account on the borrower's credit with a balance of XXX.XX with a monthly payment of $XX was to be paid off at closing per final XXXX but was not included on the final CD. Further, the Xst Lien escrow was calculated at $X,XXX.XX, not $XXX.XX (Taxes XXX.XX per month Insurance $XXX.XX per month), which is a variance of $XXX.XX compared to lender calculation. The loan file is missing a tax cert from the local municipality showing the taxes of $X,XXX.XX for XXXX because the Title Report in the loan file reflect property taxes are $XX,XXX annually. Therefore, the DTI is over maximum because the XXX could not be excluded as it was not paid off at closing and property taxes were verified higher than lender's calculation.
									Regarding the XXX account omitted and not paid thru close. Updated XXXX and XXXX uploaded w/ DTI remaining under XX%. Regarding the property taxes, this is invalid. The additional amount of $XXXX.XX was a supplemental tax for tax year XXXX when the B’s purchased the property and are not part of the annual tax calculation – just a Xx to correct XXXX tax year:	Document provided is sufficient. OT included. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383425	FCRE1437	09/12/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The Asset Mark investment account used for the monthly $X,XXX disbursement does not include all pages. Only pages X-X of XX and X-X of X provided. All pages are required.	Please see attached all pages - XX/XX/XXXX	Received the missing pages of the asset account. Exception resolved. ; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383425	FCRE4963	09/10/2024	Credit	Debt	No evidence of required debt payoff	Per guidelines the items disbursement summary showing checks/wires paid off as it appears on the CD signed by the borrower's. and the executed payoff and close Home Equity Line of Credit letter for the Xnd lien paid off with XXX required, but missing from the loan file.	The payoff of the HELOC in question is attached along with a Credit Supplement showing the account is closed.	Document provided is sufficient. Debt included. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383425	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383424	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383424	finding-2962	08/26/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383424	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383423	FVAL9739	09/13/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report required by guidelines.	AVM	Received missing property condition report. ; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383423	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383423	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383421	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383421	FCOM8997	09/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383420	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383420	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383419	FCRE1316	09/09/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing verification of business existence issued within XXX days of Note required by Guidelines. The processor certificate in file explaining the name discrepancy on the VVOE issued is insufficient (VOE reflects XXX instead of XXX) and the other VOE documentation in file with the correct name is not dated to determine if within allowed time frame. A new VOE or CPA letter is required with Borrower X details correctly captured.	self-employ found on Secretary of State -XXX	Received VVOE with borrowers name. Exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383419	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383418	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383418	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383417	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383417	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383416	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383416	finding-2962	08/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383416	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383413	FCOM8997	09/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383413	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383410	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383410	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383409	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383409	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383408	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Hello - please see our attached XXX report. Would you please clarify if this loan is considered ineligible for sale or what is needed to clear? Thanks!	; HPML Compliant	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383408	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383408	finding-2962	09/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383406	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383406	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383405	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383405	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383404	FCOM8997	09/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383404	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383403	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383403	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383401	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383401	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383400	FCRE7496	09/14/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing Verification of Subject Other Payments of $XX.XX per month listed on XXXX as Other.	difference added to be safe	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383400	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383397	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383397	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383396	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383396	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383394	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383394	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383393	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383393	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383392	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383392	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383390	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383390	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383389	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383389	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383388	FCRE1159	09/03/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Guidelines require that subject property is insured at time of closing. Per documentation provided it appears that the policy provided comes into effect after closing.	Please see attached	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383388	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383386	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383386	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383384	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383384	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383382	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383382	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383381	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383381	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383380	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383380	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383379	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383379	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383378	FCRE1358	09/05/2024	Credit	Missing Doc	Borrower 2 W2/1099 Missing	Borrower X WX/XXXX Missing. We are missing the most recent WX for XXX.	XXX & XXX WX for XXX	Documents provided are sufficient. Exception resolved.; Borrower X WX/XXXX Provided or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383378	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383377	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383377	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383375	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383375	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383374	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383374	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383372	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383372	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383371	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383371	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383370	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383370	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383369	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383369	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383367	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383367	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383366	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383366	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383365	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383365	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383364	FCRE1159	08/27/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. The Insurance is escrowed.	Policy shows X/XX/XX to X/XX/XX -Which is page XX of my original upload	Received evidence of hazard coverage. Exception resolved. ; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383364	FCRE7009	08/27/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required The total coverage for the property is $XXX,XXX.XX and current dwelling coverage is only $XXX,XXX.XX. Lender to provide a updated insurance dec page showing sufficient coverage for the transaction.	Borrower has XX% replacement cost - see page XX of my original upload	Received evidence of hazard coverage. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383364	FCRE1193	08/27/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . The DTI exceeds XX% when adding a debit showing on the borrower's paystub SCE deducted bi-weekly of $XXX.XX, which monthly would equates to $XXXX.XX.	Please see attached - transfer from Paycheck to savings account	Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383364	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383363	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383363	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383361	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383361	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383358	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383358	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383353	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guides

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guides	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383353	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guides

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guides	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383352	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383352	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383351	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383351	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383350	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383350	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383349	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383349	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383348	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383348	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383347	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383347	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383346	finding-3352	09/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383346	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383345	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383345	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383343	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383343	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383342	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383342	FCOM8997	09/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383339	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383339	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383338	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383338	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383337	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383337	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383335	FCRE8946	08/26/2024	Credit	Income/Employment	Income documentation expiration dates	Per the lender guide dated XX/XX/XX, the maximum age of the income documents at the time of the Note date is XXX date. In this case, the military retirement pay of $X,XXX was documented with a pay voucher dated XX/XX/XX with a new pay date of XX/XX/XX. Utilizing even the most recent date of XX/XX/XX on this document, the pay statement is greater than XXX days from the Note date of XX/XX/XX. The file did not contain an award letter or any more recent pay statements for this specific source of income. Provide an updated Retiree Account Statement dated within XXX days of the Note date.	Please see attached updated paystub	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383335	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383333	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383333	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383332	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383332	finding-2962	09/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383332	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383330	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383330	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	No credit Findings The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383328	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.X years on job. Comp Factor	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383328	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.X years on job. Comp Factor	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383327	finding-3352	09/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383327	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383326	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383326	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383325	FCOM8997	09/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383325	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383323	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383323	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383322	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383322	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383319	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

Borrower has stable job time -

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guides	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383319	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

Borrower has stable job time -

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guides	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383318	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383318	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383317	finding-47	09/15/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. Cure required:
Loan disbursed on XX/XX/XXXX which is the final day of the rescission period. Confirmed with Final HUD-X in file that disbursement occurred on XX/XX/XXXX.
Rescission will need to be re-opened. PCCD, LOE and copy of new ROR executed by borrower with updated rescission period, required.	Hello, Updated RTC with proof of shipping attached Thank you,	Cure package provided; Exception downgraded	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304383317	finding-3352	09/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383317	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383316	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383316	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383315	finding-3352	09/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383315	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383314	FCRE6019	09/03/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Missing personal identification document/USA Patriot Act form	Attached USA Patriot Act form and ID	Received evidence of citizenship. Exception resolved. ; Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383314	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383312	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383312	FCOM8997	09/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383310	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383310	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383309	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383309	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383306	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383306	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383305	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383305	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383304	finding-3352	09/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383304	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383303	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383303	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383302	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383302	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383300	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383300	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383299	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383299	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383298	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383298	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383297	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is in compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Hello - please see attached compliance report. Would you please clarify if the loan is ineligible or if something additional is needed to clear? Thanks!	; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383297	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383297	finding-2962	09/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is in compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383296	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383296	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383295	FCRE1158	09/15/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided . Homeowner insurance policy does not reflect the premium amount.	Good morning, please see attached XX/XX/XXXX page. Thank you,	Received evidence of sufficient coverage. Exception resolved. ; Hazard Insurance Policy is fully present; Hazard Insurance Policy Partially Provided Homeowner insurance policy does not reflect the policy amount	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383295	FCRE7009	09/15/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required	Good morning, please see attached XX/XX/XXXX page. Thank you,	Hazard Insurance coverage meets guideline requirement; Received evidence of sufficient coverage. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383295	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383294	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factors	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383294	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factors	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383292	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383292	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383291	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383291	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383290	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383290	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383288	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383288	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383287	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383287	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383286	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383286	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383284	FCRE1195	09/08/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Lender used Xst lien balance of $XXX,XXX when documentation in file reflect balance of $XXX,XXX causing the CLTV/HLTV to exceed XX% Max allowed.	Please see attached XXX- XXX $XXX	Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383284	FCRE1196	09/08/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . Lender used Xst lien balance of $XXX,XXX when documentation in file reflect balance of $XXX,XXX causing the CLTV/HLTV to exceed XX% Max allowed.		Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383284	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383283	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383283	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383282	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383282	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383281	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383281	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383280	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383280	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383279	finding-3352	09/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383279	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383278	FCRE2371	09/10/2024	Credit	Missing Doc	Missing final HUD-1 from sale of non-subject property	Missing the settlement statement for the property at XXX. Application indicates the property was sold and excluded expenses from DTI calculation. However, loan file missing supporting documentation confirming the property was sold.	Settlement Statement	Document provided is sufficient. Settlement Statement acceptable. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383278	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383276	finding-2838	09/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is in compliant

 This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383276	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is in compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383276	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383275	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383275	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383270	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383270	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383269	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383269	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383268	FPRO1242	09/14/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. AVM is missing from the loan file.	AVM; AVM	Received missing AVM. Exception resolved.; Appraisal is Present or is Waived; Exception remains as we are still missing the AVM. Lender only submitted a property condition report.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383268	FCRE7496	09/14/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	HOI Policy in file has HOA Loss Payment Coverage. Provide evidence to show subject is not a PUD and or no HOA monthly payment.	NO HOA	Received missing evidence of no HOA dues. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383268	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383268	finding-2962	09/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383267	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383267	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383266	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383266	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383264	FCRE6737	09/03/2024	Credit	Missing Doc	Missing Letter of Explanation (Income)	Unable to located documentation verifying that XXX income will continue for a minimum of Xyrs per FNMA guidelines as award letter does not state if borrower's disability is permanent.	Please see LOE from the Underwriting Manager.	Explanation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383264	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383262	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	No Compliance findings The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time -	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383262	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time -	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383261	finding-2838	08/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383261	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383261	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383259	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383259	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383258	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383258	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383254	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383254	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383253	finding-3352	09/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383253	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383251	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383251	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383248	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	attached	; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383248	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383247	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383247	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383246	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383246	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383245	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is in compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383245	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383244	FPRO1242	09/14/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. Missing AVM Product	AVM; AVM	Appraisal is Present or is Waived; Missing AVM as we only received a property condition report. Exception remains.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383244	finding-47	09/15/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. The notary on the Mortgage is dated X/XX/XXXX and the disbursement date on the CD issued X/XX/XXXX is X/XX/XXXX.	RTC LOX and XXX; Hello, Will you allow us to open ROR ? Please advise. Thank you	Cure package provided; Exception resolved; Per guidance from outside counsel, we will be able to close the rescission period given the appropriate documents are provided: letter of explanation to the consumer, corrected Closing Disclosure, corrected NORTC forms, and tracking/delivery information.

X)    To cutoff civil liability, the creditor would need to send the consumer a letter explaining the error, if the TILA disclosure was inaccurate the creditor would need to provide a refund to assure the person will not be required to pay an amount in excess of the charge actually disclosed, since this is a rescindable transaction the creditor should provide another copy of the now accurate TILA disclosure, and proof of receipt by the consumer.
(X)    To close rescission, the creditor should send: (X) an accurate Right-to-Cancel Form using the correct H-X or H-X (as applicable) showing the date consummation actually took place but having rescission expire three business days after receipt by the consumer; (X) a copy of an accurate TILA Disclosure; Sent XXX tracking the date received. Rescission will close three business days after receipt by the consumer.
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383244	FCRE7496	09/14/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing documentation to verify HOA payment for subject property.	HOA	Document provided is sufficient. HOA document is acceptable. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304107059	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107059	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099153	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099153	FCRE8999	03/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304170804	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304170804	FCRE8999	03/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	03/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304096736	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304096736	FCRE5782	02/27/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file for both borrower and co-borrower.	Pre-close credit report attached.	Borrower X Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	02/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304241467	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241467	FCRE5782	03/08/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for the borrower. However, the loan file is missing this pre-close credit report.	PRE-CLOSE CREDIT REPORT	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304100892	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304100892	FCRE5783	03/07/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304100892	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105983	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105983	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304249436	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304249436	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242874	FCOM8997	03/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242874	FCRE8999	03/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304150924	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304150924	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242488	finding-3352	04/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242488	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092315	FCOM8997	02/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092315	FCRE5782	02/26/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file.	PRE-QUAL CREDIT REPORT	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304092315	FCRE1336	02/22/2024	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing Missing SSA Award letter. Unable to verify social security income for borrower X - $XXXX	INCOME CALC WORKSHEET AND TAX RETURNS. Income is reporting on the XXXX tax returns uw only used the base and did not gross up.	Borrower X Award Letter Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105595	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105595	FCRE5782	03/08/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for the borrower. However, the loan file is missing this pre-close credit report.	Gap Credit Report attached.	Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304109005	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109005	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107875	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107875	FCRE1316	03/25/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Verbal verification of employment for Borrower dated within XX days of the Note required to meet guidelines. The most recent VVOE in file is dated X/X/XXXX.	Please re-review. The bottom section of the form shows that employment was re-verified on XX/XX/XX.	Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304243184	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243184	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253124	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253124	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255578	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255578	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243158	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243158	FCRE1347	04/17/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	VOE attached.; VOE attached.	Provided document sufficient; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); ; Received VVOE but the bottom of the document is cut off where the verbal verification information is located with the date and signature of the individual who completed the VVOE. Need legible VVOE that is not cut off at the bottom. Excepiton Remains.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304243158	FCRE6019	04/17/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing ID expiry date not stated for Borrower X on the USA Patriot Act form	Patriot Act attached.	Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304109655	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109655	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092721	finding-3352	03/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML SCREEN	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092721	FCRE5782	03/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	PRE-CLOSE CREDIT REPORT	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304092721	FVAL4940	03/05/2024	Credit	Missing Doc	Missing Homeowner's Association Questionnaire	Missing HOA documentation	LOE ON HOA QUESTIONNAIRE	Agree, property is not a condo, it is a PUD and does not require Cert or Questionnaire. Able to verify monthly payment using Appraisal. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304092721	FVAL1310	03/04/2024	Credit	Missing Doc	Missing HOA/Condo Certification	The transmittal summary (XXXX) reflect $XX monthly HOA dues. The file is missing proof of HOA dues.	EVID HOA	Agree, property is not a condo, it is a PUD and does not require Cert or Questionnaire. Able to verify monthly payment using Appraisal. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304108070	finding-2261	03/07/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XX.XX years on job. Borrower S/E XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108070	finding-3352	03/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML SCREEN	Exception was already downgraded to a level X/A grade. Documentation was not required. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XX.XX years on job. Borrower S/E XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108070	FCRE8611	03/11/2024	Credit	Income/Employment	Income/Employment General	Missing supporting documentation showing taxes owed to IRS were paid in full (XXX).	XXXX AND XXXX TRANSCRIPTS TO EVID TAX LIABILITY PIF	XXXX and XXXX Tax Transcripts reflecting borrower paid all balances that were owed. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job. Borrower S/E XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	03/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304108070	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	PRE-CLOSE CREDIT REPORT	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job. Borrower S/E XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304108017	finding-3352	03/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108017	FCRE5782	03/11/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing Gap Credit report. Lender requires a pre-close credit report dated within XX calendar days of the Note date.	Gap Credit Report attached.	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	03/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095982	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095982	FCRE1332	02/26/2024	Credit	Income/Employment	Borrower 1 Paystubs Less Than 1 Month Provided	Borrower X Paystubs Less Than X Month Provided Loan file only contains one pay stub, however per FNMA requirements paystubs covering a full XX days is required.	Paystubs	Borrower X Paystubs Less Than X Month Provided Condition Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304095982	FCRE1440	02/26/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The credit report is highlighted yellow covering up the Xst Mortgage Lien to verify housing history. Therefore, unable to verify the mortgage history as credit report is illegible.	Credit Report	Housing History Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304095982	FCRE5116	02/26/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Credit report illegible to verify housing Xst mortgage lien.	Mortgage Statement	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095982	FCRE5782	02/27/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file.	Pre-close Credit Report	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304073618	FCOM8997	01/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304073618	FCRE1148	01/17/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXXX	Exception is non-material and graded as level X/B.; Title is prelim, not final. Coverage is based on prelim loan amount, and not indicative of final coverage amount. Downgraded to final B grade.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304094333	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094333	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for the borrower. However, the loan file is missing this pre-close credit report.	Pre-Close Credit Report attached.	Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304107444	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107444	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250732	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250732	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242219	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304090319	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.XX years on job. Borrower on job X.XX years.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304090319	FCRE6019	03/04/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Missing photo ID and/or US Patriot Act Disclosure.	Patriot act form; Please advise if this is a valid condition. We were told that our Xnd combo doc sets do not have this document and it is supposed to be taken from the Xst mortgage.	Borrower X Citizenship Documentation Provided or Not Required; This is a Valid exception, photo IDs are required within all document packages. Xst mortgage to provide this document and include with Xnd mortgage doc package. Even if its the US Patriot Acts Disclosure.	Borrower has stable job time - Borrower has X.XX years on job. Borrower on job X.XX years.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304090319	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.
Pre close credit report dated X/XX, which per our UW approval is within XX days of the X/XX note date.	Borrower X Gap Credit Report is not missing. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job. Borrower on job X.XX years.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094254	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094254	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for . However, the loan file is missing this pre-close credit report fort he borrower.	Gap credit report attached.	Borrower X Gap Credit Report is not missing.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304250708	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250708	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243215	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	Business purpose Investment loan. The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243215	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321748	FCOM8997	05/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321748	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321748	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report required	PCI	Document provided is sufficient; Property/Appraisal Meets Guidelines; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321747	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321747	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321747	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Property/Appraisal Meets Guidelines; Received the property condition report. The noted risk, is not significant to the property value or condition. The siding needs to be cleaned. No other risks noted. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321764	finding-3352	03/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and not allowed per lender's guidelines, therefore, downgraded. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise if this is just an informational suspense item. Loan is HPML, but meets the QM spread.	HPML is compliant and not allowed per lender's guidelines, therefore, downgraded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/19/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304321764	FCRE1204	03/20/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The fraud report indicates a potential match for the borrower on SAM.gov. There were no additional searches provided and/or other evidence that the alert was cleared.	The fraud report provides the watchlist results directly from Sam.gov. Per the watchlist results, the person is XXX in XXX. Our borrower is XXX in XXX. Since the fraud report provides us directly with the information from Sam.gov, we can validate the results directly from the fraud report. However, the user does not have the ability to physically clear the alert in the report itself. That is taken care of via our proprietary LOS. ; We don't physically clear alerts on the fraud report itself. These are cleared internally, the hit shows the watchlist is not for our borrower.	All Fraud Report Alerts have been cleared or None Exist. Seller pointed out the alert was for a different individual with part of the fraud report. Exception Resolved.; Received Seller Response stating lender does not clear alters on fraud report and cleared internally, the hit shows the watchlist is not for our borrower. However, reviewing the credit report it reflects borrower Victor E William possible hit for Sam.gov. A sam.gov search via webiste is required to make sure this is in fact not the borrower, since this is a high alert. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321764	FCRE7551	03/20/2024	Credit	Missing Doc	Missing XXX Decree	The final loan application indicates the borrower is obligated for separate maintenance, however, there was no XXX decree provided. Please provide appropriate support documentation for the borrower’s separate maintenance obligation.	XXX Decree	Received XXX decree and verified borrower not obligated to other debts that were not disclosed. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321764	FCRE1173	03/20/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy The file is missing the master certificate of insurance for the subject's project.	Master policy. Please see coverage A towards the bottom for Building Coverage. Coverage is GRC.	HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321726	finding-3352	05/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321726	FCRE1354	04/30/2024	Credit	Income/Employment	Borrower 2 Tax Returns Not Signed	Borrower X Tax Returns Not Signed Lender guidelines require tax returns to be signed and dated by the borrowers. Provide the signed and dated XXX tax returns.	Tax returns are not required to be signed if we have transcripts	Document provided is sufficient; Borrower X Tax Returns Are Signed or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321726	FVAL3825	04/30/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection FEMA disaster declared in XXX (XXX) on X/XX/XXXX. Provide a post disaster inspection report.	PCI	Received the Post Disaster Inspection. No damaged noted. Exception Resolved.; Received the Post Disaster Inspection. No damaged noted. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321726	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing the Property Condition Report, which is required when an AVM is utilized per Client purchase criteria.	PCI; PCI	Property/Appraisal Meets Guidelines; Received the Property Condition Report. No potential risks noted. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321763	finding-3352	05/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321763	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321763	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	PCI	Property/Appraisal Meets Guidelines. Received the property condition report for subject property. There were no potential risks noted. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321746	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321746	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321745	finding-1396	03/20/2024	Compliance	Points & Fees	XXX High Cost Home Loan Points and Fees Threshold Test	This loan failed the points and fees threshold test. ( XXX XX.XX(X)(a)X ) ( XXX CMR XX.XX definition "Points and Fees" )The loan is a consumer credit transaction secured by the consumer's principal dwelling, and:The total points and fees, as defined under XXX CMR XX.XX, excluding the greater of the conventional prepayment penalty or up to X bona fide discount points, which total $XXX, exceed the greater of X% of the total loan amount or $XXX.XX; orThe total points and fees, as defined under XXX CMR XX.XX(X), excluding the greater of the maximum prepayment penalty or up to X bona fide discount points, which total $X,XXX.XX, exceed the greater of X% of the total loan amount or XXX.XX; orThe total points and fees exceed the limitations as described pursuant to XX CFR XXXX.XX(a)(X), as set forth under XXX CMR XX.XX(X)(a)(X). The loan is a consumer credit transaction secured by the consumer's principal dwelling, and the total points and fees, as defined under XXX CMR XX.XX, excluding the greater of the conventional prepayment penalty or up to X bona fide discount points, which total $XXX, exceed the greater of X% of the total loan amount or $XXX.XX. The following fees were included in the testing:
Application Fee paid by Borrower: $XX.XX
Coordination Fee paid by Borrower: $XXX.XX
Courier / Messenger Fee paid by Borrower: $XX.XX
Funding, Wire, or Disbursement Fee paid by Borrower: $XX.XX
Mortgage Insurance Premium $X.XX
Mortgage Insurance Premium $X.XX
Notary Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Rate Lock Fee paid by Borrower: $XXX.XX
Recording Service Fee paid by Borrower: $X.XX
Technology Fee paid by Borrower: $XX.XX
Title Abstract/Search [ Abstract / Title Search Fee ] paid by Borrower: $XXX.XX
Loan Discount Fee, excluding up to X bona fide discount points $XXX.XX
Per XXX attestation, XX/XX XXX is a non-affiliated third-party (effective XX/X/XXXX).	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321745	finding-3393	03/21/2024	Compliance	Points & Fees	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( XX CFR §XXXX.XX(a)(X)(ii)(A), (B) )The loan amount is $XX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; or The loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which exceeds the lesser of X percent of the total loan amount of $XX,XXX.XX or $X,XXX.XX. This loan failed the high-cost mortgage points and fees threshold test due to the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX which is $X,XXX.XX. The following fees were included in the testing:
Application Fee paid by Borrower: $XX.XX
Coordination Fee paid by Borrower: $XXX.XX
Courier / Messenger Fee paid by Borrower: $XX.XX
Funding, Wire, or Disbursement Fee paid by Borrower: $XX.XX
Notary Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Rate Lock Fee paid by Borrower: $XXX.XX
Recording Service Fee paid by Borrower: $X.XX
Technology Fee paid by Borrower: $XX.XX
Title Abstract/Search [ Abstract / Title Search Fee ] paid by Borrower: $XXX.XX
Per XXX General Counsel attestation, XX/XX XXX is a non-affiliated third-party (effective XX/X/XXXX).; Per XXX attestation, XX/XX XXX is a non-affiliated third-party (effective XX/X/XXXX).	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321745	finding-3399	03/21/2024	Compliance	Disclosure	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( XX CFR §XXXX.XX(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by XX CFR §XXXX.XX at least three business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided. This loan failed the high-cost mortgage points and fees threshold test due to the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX which is $X,XXX.XX. The following fees were included in the testing:
Application Fee paid by Borrower: $XX.XX
Coordination Fee paid by Borrower: $XXX.XX
Courier / Messenger Fee paid by Borrower: $XX.XX
Funding, Wire, or Disbursement Fee paid by Borrower: $XX.XX
Notary Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Rate Lock Fee paid by Borrower: $XXX.XX
Recording Service Fee paid by Borrower: $X.XX
Technology Fee paid by Borrower: $XX.XX
Title Abstract/Search [ Abstract / Title Search Fee ] paid by Borrower: $XXX.XX
Per XXX General Counsel attestation, XX/XX Title LLC is a non-affiliated third-party (effective XX/X/XXXX).; Per XXX General Counsel attestation, XX/XX Title LLC is a non-affiliated third-party (effective XX/X/XXXX).	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321745	finding-3406	03/21/2024	Compliance	Disclosure	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (XX CFR §XXXX.XX(a)(X)(i), (ii))The loan is a XXXX RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by XX CFR §XXXX.XX; or The loan is a XXXX TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by XX CFR §XXXX.XX; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(X) must occur after:(A) The consumer receives either the disclosure required by section X(c) of the Real Estate Settlement Procedures Act of XXXX (XX U.S.C. XXXX(c)) or the disclosures required by §XXXX.XX; or(B) The consumer receives the disclosures required by §XXXX.XX(c), for transactions in which neither of the disclosures listed in (A) are provided. This loan failed the high-cost mortgage points and fees threshold test due to the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX which is $X,XXX.XX. The following fees were included in the testing:
Application Fee paid by Borrower: $XX.XX
Coordination Fee paid by Borrower: $XXX.XX
Courier / Messenger Fee paid by Borrower: $XX.XX
Funding, Wire, or Disbursement Fee paid by Borrower: $XX.XX
Notary Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Rate Lock Fee paid by Borrower: $XXX.XX
Recording Service Fee paid by Borrower: $X.XX
Technology Fee paid by Borrower: $XX.XX
Title Abstract/Search [ Abstract / Title Search Fee ] paid by Borrower: $XXX.XX
Per XXX General Counsel attestation, XX/XX Title LLC is a non-affiliated third-party (effective XX/X/XXXX).	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321745	finding-3800	03/21/2024	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test	This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX.XX(e)(X))The loan amount is $XXX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XXX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX. This loan failed the QM points and fees threshold test due to the transaction's total points and fees are $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX which is $X,XXX.XX. The following fees were included in the testing:
Application Fee paid by Borrower: $XX.XX
Coordination Fee paid by Borrower: $XXX.XX
Courier / Messenger Fee paid by Borrower: $XX.XX
Funding, Wire, or Disbursement Fee paid by Borrower: $XX.XX
Notary Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Rate Lock Fee paid by Borrower: $XXX.XX
Recording Service Fee paid by Borrower: $X.XX
Technology Fee paid by Borrower: $XX.XX
Title Abstract/Search [ Abstract / Title Search Fee ] paid by Borrower: $XXX.XX
Per XXX General Counsel attestation, XX/XX Title LLC is a non-affiliated third-party (effective XX/X/XXXX).	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321745	FCRE8999	03/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321745	FVAL8862	03/21/2024	Credit	Missing Doc	File does not contain all required valuation documents	Per lender’s guidelines, all loans must contain a primary valuation product. Primary valuation missing.	Please see primary AVM.	Received AVM with a confidence score >XX% and FSD <.XX. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304108821	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108821	FCRE1440	03/17/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Borrower's housing history of XX months does not meet the XX months housing history required by guidelines.	Per our UW, there is no seasoning requirement for a standalone second loan. Please advise.	Housing History Meets Guideline Requirements; The Credit supplement did not get transferred over to XXX from XXX. XXX accessed XXX to get the Credit Supplemental per email received from XXX that was uploaded by XXX. After review of supplemental determined mortgage history meets Seller guidelines. Exceptions Resolved.; Received Seller Response the underwriter stated there is no seasoning requirements for a standalone second loan. This exception is in regards to meet guidelines for closed ended second mortgage loans. However, per Seller's Guidelines dated XX/XX/XX under current mortgage/housing mortgage payment history, no late in the past XX months (XxXXxXX) is required, at least one borrower must have either mortgage or rent history in the last XX months and borrower(s) owned property free and clear, mortgage history will be treated as XxXXxXX. Therefore, as stated within the exception comment, credit report only reflects XX months of mortgage history. Unable to verify XxXXxXX and current mortgage or rent within the last XX-months. Further, per credit report in file, tradelines are not met per seller guidelines. a minimum of X established open and active tradelines on the credit report must be met for each borrower that is contributing income to qualify. The credit report reflects the borrower has X eligible tradelines which is the one account seasoned a minimum of XX months, but not all active in the last XX months. This requirement must be met regardless of the AUS Decision. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304108821	FVAL3525	03/17/2024	Credit	Appraisal	Valuation product is deficient	Confidence score and FSD are not displayed on the AVM documentation in file.	AVM with confidence score and FSD	Received legible AVM reflecting the confidence and FSD score that meet requirements. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378609	FVAL9739	08/05/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: When an AVM is utilized as the property valuation report a property condition report is required. No evidence of a property condition report in file.	PCI	Property/Appraisal Meets Guidelines. Property condition report provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378609	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378609	finding-3393	08/06/2024	Compliance	Points & Fees	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( XX CFR §XXXX.XX(a)(X)(ii)(A), (B) )The loan amount is $XX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; or The loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which exceeds the lesser of X percent of the total loan amount of $XX,XXX.XX or $X,XXX.XX. The following were included in testing:
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Rate Lock Fee paid by Borrower: $XXX.XX
Compliance report in file indicates lender excluded rate lock fee from testing	Please be advised that it was discovered after closing that the lock fee was charged in error, as it should have been waived, and this fee was refunded to the borrower. Please find attached the check request, amended CD with LOE, copy of the check, XXX label, and compliance testing.	PCCD and cure package dated prior to TPR review provided; Exception resolved; PCCD and cure package dated prior to TPR review provided; Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378609	finding-3399	08/06/2024	Compliance	Disclosure	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( XX CFR §XXXX.XX(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by XX CFR §XXXX.XX at least three business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided.	PCCD and cure package dated prior to TPR review provided; Exception resolved; PCCD and cure package dated prior to TPR review provided; Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378609	finding-3406	08/06/2024	Compliance	Disclosure	High-Cost Mortgage Pre-Loan Counseling Date Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (XX CFR §XXXX.XX(a)(X)(i), (ii))The loan is a XXXX RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by XX CFR §XXXX.XX; or The loan is a XXXX TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by XX CFR §XXXX.XX; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(X) must occur after:(A) The consumer receives either the disclosure required by section X(c) of the Real Estate Settlement Procedures Act of XXXX (XX U.S.C. XXXX(c)) or the disclosures required by §XXXX.XX; or(B) The consumer receives the disclosures required by §XXXX.XX(c), for transactions in which neither of the disclosures listed in (A) are provided.	PCCD and cure package dated prior to TPR review provided; Exception resolved; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378609	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322200	finding-3352	05/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322200	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322200	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: A Property Condition Report is required	PCI	Property/Appraisal Meets Guidelines. Received the property condition report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321723	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321723	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321723	FVAL9739	05/03/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321741	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321741	FCRE8999	05/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321741	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	AVM was not utilized. Please see attached.	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385907	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385907	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321573	finding-3352	04/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321573	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303993	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303993	finding-2962	05/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303993	FCRE8999	05/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305768	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305768	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305768	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report missing and required per Client guidelines.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303999	FCOM1265	04/30/2024	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form There is no executed copy of Non-Borrower Title Holder's Receive Right of Rescission Form in file.	RTCs uploaded to corresponding condition	Non-Borrower Title Holder Received Right of Rescission Form	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303999	FCOM1264	04/30/2024	Compliance	Right to Rescind	Right of Rescission is Not Executed	Right of Rescission is Not Executed No copies of Receive Right of Rescission Forms in file are executed. The pages appear to be cut off.	Attached RTCs from executed closing package	Right of Rescission is Executed	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303999	finding-3352	04/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303999	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303999	FVAL9739	04/30/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304363229	finding-3352	07/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363229	finding-2962	07/26/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363229	FCRE8999	07/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303267	finding-3352	04/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303267	FCRE1316	05/01/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Lender guidelines requires a VOE XX business days of close. The VVOE in file dated X/XX/XXXX, is XX business days prior to closing.	VVOE expires a day after the closing date on the Xth. That is the XXth business day from the date that the VVOE was completed. Xrd party verification is attached behind the VVOE.	Borrower X Xrd Party VOE Prior to Close Was Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359585	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359585	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303323	finding-3352	04/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303323	FCRE1193	04/29/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% $X,XXX.XX subject property + $X,XXX.XX primary residence BX/BX (pages XXX & XXX) + $X,XXX other debt= $XX,XXX.XX total monthly liabilities / $XX,XXX.XX total monthly income= XX.XX%. Final CD reflects pay off of XXX loan with balance of $XXX,XXX.XX. XXX loan does not appear on credit report and may have been recently originated. There is a loan activity statement from XXX which shows a new loan set-up on XX/XX/XXXX with balance of $XXX,XXX. Missing final CD and Note from loan which appears to be the loan being paid off. Final CD necessary to exclude numerous debts for Borrower X and Borrower X which do not appear on the final XXXX for subject loan.	CD and note	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Received the final CD from the closing of the first Xnd mtg obtained with subject lender on X/XX/XXXX, which was utilized to consolidated all debt and lower the DTI. Subject transaction is now refinancing the Xnd obtained on X/XXXX for a lower rate and payment. DTI now in line and below maximum. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310958	FCOM8997	05/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310958	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310958	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report required per XXX guidelines missing on file.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303337	finding-3352	04/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303337	FCRE6914	04/20/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Borrower X is a XXX. Missing photo ID or a completed US Patriot Act Disclosure Form for Borrower X.	PAT ACT borrower X; PAT ACT	Borrower X Citizenship Documentation Provided or Not Required; ; Received US Patriot Act Form for both borrower's, however BX Form is not complete not identification verification completed. Exception Remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303551	finding-3352	04/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HP QM loan. Xnd lien. Loan Amount $XX,XXX (<$XX,XXX). APOR X.XXX% + X.Xpts = APR threshold XX.XXX%. APR on Final CD reflected as XX.XXX% within the threshold. Rebuttable Presumption QM. AVM available in file. Please advise what is needed to clear condition.	HPML was already delivered with a grade X, no cure required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303551	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303718	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303718	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305195	finding-3352	04/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HP QM loan. Xnd lien. Loan Amount $XX,XXX (<$XX,XXX). APOR X.XXX% + X.Xpts = APR threshold XX.XXX%. APR on Final CD reflected as XX.XXX% within the threshold. Rebuttable Presumption QM. AVM available in file. Please advise what is needed to clear condition.	HPML was already delivered with a grade X, no cure required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305195	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305195	FPRO1242	04/19/2024	Credit	Missing Doc	Appraisal is Missing	Per lender guidelines all loans must contain a primary valuation product, however, the valuation product is missing.	AVM and PCI	Received the AVM and the property condition report utilized for the property value. The AVM and PCR meet guidelines. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303219	finding-3352	04/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan Amount is less than $XX,XXX ($XX,XXX). Full Appraisal not required.	HP QM loan. Xnd lien. Loan Amount $XX,XXX. APOR X.XXX% + X.Xpts = APR threshold XX.XXX%. APR on Final CD reflected as XX.XXX% within the threshold. Rebuttable Presumption QM. AVM available in file. Please advise what is needed to clear condition.	HPML was already delivered as grade X, no cure required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303219	FCRE1193	04/18/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The lender calculated the borrower's income utilizing a bi-weekly calculation. However, the borrower is paid semi-month, which is also confirmed if the YTD is utilized over the X month period. The borrower's income calculated at $X,XXX.XX, not $X,XXX.XX, which increased the DTI over maximum.	Full VOE; Processor Cert.; The paystubs confirm the borrower is paid every two weeks. The first paystub has a pay period end date of X/XX, which is a XXX and paid on X/X, which is XXX. The next paystub shows the pay period end date is X/X which is exactly two XXX after the previous paystub and pay period is X/XX, which is exactly XXX after the previous paystub. The paystubs confirm the pay periods end every other XXX and pay dates are every other XXX, which is bi-weekly.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Received full WVOE from employer confirming the borrower is paid bi-weekly and received a XX% pay increase. Now that this is confirmed the borrower's bi-weekly calculation of income is supported and income calculation is $X,XXX per month, which decreased the DTI below the Maximum. Exception Resolved.; Received a processor cert stating the processor contacted employer and confirmed borrower is paid bi-weekly. However, a processor cert is not considered supported when it comes to income discrepancies such as this. The borrower's income is increasing from prior over XX% if paid bi-weekly. Therefore, either need another month of paystubs or a WVOE, that supports the borrower is paid bi-weekly and received a XX.X% increase in monthly/annual pay. Exception Remains.; Received Seller response indicating the borrower is paid bi-weekly using period end date. However, the borrower's check date is Xst and the XXth on both and again, the YTD income also supports the Semi-Monthly calculation, in additional the prior year YTD income. The borrower's income increased from XXXX (XX,XXX.XX) to XXXX ($XX,XXX.XX) by $X,XXX.XX yearly, which is roughly a X% increase, if the borrower was paid bi-weekly the YTD at the end of the year $XX,XXX.XX, would be an increase of $XX,XXX.XX, which is more than a XX.X% increase compared to prior year. Need evidence borrower is paid bi-weekly, as Audit disagrees. Exception Remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303340	finding-3352	05/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303340	finding-2978	05/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303340	FCRE1173	04/30/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	Master Cert.; HOX Policy	HO-X Master Insurance Policy is fully present; The policy provided is the borrower's personally HOX policy with only $XX,XXX in dwelling coverage. Need master policy for entire building, otherwise, borrower does not have sufficient coverage for both the Xst and Xnd lien combined.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303340	FPRO0951	04/30/2024	Credit	Missing Doc	Condo Approval Missing	Condo Approval Missing Per guidelines non-warrantable condominium are ineligible, therefore, a condominium approval is required.	Condo Approval	Received the Cert of project eligibility for subject condo, which was a approval Type Q - limited Review. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/30/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304303340	FPRO1500	04/30/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing	Condo Questionnaire	Document Uploaded. ; HOA Questionnaire Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303340	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report, which is required when an AVM is utilized per Client purchase criteria.	PCI	Received the property condition report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303385	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303385	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303339	finding-3352	04/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303339	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303339	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report missing, which is required per Client's purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303547	finding-3352	04/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303547	FCRE1173	04/25/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing Master Liability Coverage policy of at least $Xmm.	Master policy; master certificate; HOX	HO-X Master Insurance Policy is fully present; HO-X Master Insurance Policy is fully present; ; Received borrower HOX policy, which was already reviewed, The Condo master policy is what was requested. Exception Remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303547	FPRO1500	05/01/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing	Questionnaire	HOA Questionnaire Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303546	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303546	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303546	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report, which is required when an AVM is utilized per client purchase criteria.	PCi	Received the property condition report and no potential risks were identified. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303716	finding-3352	04/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303716	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303716	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: When an AVM is being utilized a Property Condition Report is required per Client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309051	finding-3352	04/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309051	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305555	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305555	finding-2962	05/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305555	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303797	finding-3352	04/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303797	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303797	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304121	finding-3352	04/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HP QM loan. Xnd lien. Loan Amount $XX,XXX (<$XX,XXX). APOR X.XXX% + X.Xpts = APR threshold XX.XXX%. APR on Final CD reflected as XX.XXX% within the threshold. Rebuttable Presumption QM. AVM available in file. Please advise what is needed to clear condition.		Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304121	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303901	FCOM8997	04/20/2024	Compliance	Data	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303901	FCRE1764	04/20/2024	Credit	Missing Doc	Missing Verification of Mortgage	for the Xst lien mortgage statement for subject property to verify current UPB and PITIA.	MTG Statement	Received mortgage statement for Xst lien, verifying the P&I and UPB. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309611	finding-3352	05/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309611	FCRE8999	05/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304037	finding-3352	04/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304037	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305586	finding-3352	05/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305586	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305586	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304547	finding-3352	04/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HP QM loan. Xnd lien. Loan Amount $XX,XXX (<$XX,XXX). APOR X.XXX% + X.Xpts = APR threshold XX.XXX%. APR on Final CD reflected as XX.XXX% within the threshold. Rebuttable Presumption QM. AVM available in file. Please advise what is needed to clear condition.	HPML was already delivered with a grade X, no cure required	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304547	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304207	finding-3352	04/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304207	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304207	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: An AVM was utilized for property value, a property condition report is required per Client purchase criteria, but missing from the loan file.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304801	finding-3352	04/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304801	finding-2962	04/27/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304801	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304801	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report, which is required if an AVM is utilized per Client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304190	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304190	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304190	FVAL9739	04/30/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311193	finding-3352	05/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311193	FCRE1159	04/30/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	HOI	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311193	FCRE1176	04/30/2024	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	HO-X Insurance Policy Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Prior HO-X policy required to verify there were no insurance gaps.	HOX	HO-X Insurance Policy Effective Date of is prior to or equal to the Note Date of XX-XX-XXXX Or HO-X Insurance Policy Effective Date Is Not Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311193	FVAL9739	04/30/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per Client purchase criteria.	PCi	; Received the property condition report there were no potential risks identified. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311193	FVAL3825	04/30/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Per Seller guidelines a FEMA Disaster occurring within the XX months prior to origination requires a Post-Disaster Inspection, which is missing from the loan file. The FEMA Disaster date was X/XX/XXXX with an end date of X/X/XXXX.	PCI	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304511	finding-3352	04/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304511	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304771	finding-3352	04/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304771	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315169	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315169	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305585	finding-2261	04/27/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305585	finding-3352	04/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305585	FVAL9739	04/29/2024	Credit	Appraisal	Property/Appraisal General	Missing property condition report required by XXX Purchase Criteria. Property/Appraisal Meets Guidelines	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310739	FCOM1264	04/30/2024	Compliance	Right to Rescind	Right of Rescission is Not Executed	Right of Rescission is Not Executed All copies of Right of Rescission Form is cut off at bottom and missing signatures.	Attached RTC from executed closing package	Right of Rescission is Executed	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310739	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304728	finding-2962	04/22/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HP QM loan. Xnd lien. Loan Amount $XX,XXX (<$XX,XXX). APOR X.XXX% + X.Xpts = APR threshold XX.XXX%. APR on Final CD reflected as XX.XXX% within the threshold. Rebuttable Presumption QM. AVM available in file. Please advise what is needed to clear condition.	HPML was already delivered as grade X, no cure required	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304728	finding-3352	04/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HP QM loan. Xnd lien. Loan Amount $XX,XXX (<$XX,XXX). APOR X.XXX% + X.Xpts = APR threshold XX.XXX%. APR on Final CD reflected as XX.XXX% within the threshold. Rebuttable Presumption QM. AVM available in file. Please advise what is needed to clear condition.	HPML was already delivered with a grade X, no cure required	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304728	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304545	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304545	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304899	FCOM8997	05/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304899	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304899	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304322918	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322918	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322918	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Property/Appraisal Meets Guidelines; Received the Property Condition Report. No potential risks noted. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305763	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305763	FCRE8999	07/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304726	finding-3352	04/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304726	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304726	FVAL9739	04/29/2024	Credit	Appraisal	Property/Appraisal General	Missing the Property Condition Report as required per client guidelines.	PCI	Property/Appraisal Meets Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315700	finding-3352	05/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315700	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315700	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Need Property Condition Report	PCi	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308522	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308522	FCRE6019	04/28/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing The Patiot forms are blank and no Photo ID provided.	patriot act forms and ids	Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308522	FCRE6914	04/28/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing The Patiot forms are blank and no Photo ID provided.	patriot act and id's	Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308522	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: An AVM was utilized for qualified property value, but the required property condition report missing, per Client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304528	finding-3352	04/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML less than threshold, no appraisal required, HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304528	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305208	finding-3352	04/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305208	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305208	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: An AVM was utilized for the property value, but the required property condition report missing.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304525	finding-3352	04/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Allowed per Lender guidelines. Downgraded to A.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304525	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304799	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304799	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304799	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310920	finding-3352	04/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310920	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310757	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310757	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310757	FVAL9739	04/30/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the property condition report there were no potential risks identified. Exception Resolved.	Qualifying DTI below max allowed.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305185	finding-3352	05/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305185	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305185	FVAL9739	04/30/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The file is missing a Property Condition Report as required by the investor overlays.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305183	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305183	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305183	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305182	finding-3352	04/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305182	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305182	FVAL9739	04/26/2024	Credit	Appraisal	Property/Appraisal General	The loan file is missing the property condition report, which is required on all loans per guidelines.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305582	finding-3352	04/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305582	FCRE7551	04/29/2024	Credit	Missing Doc	Missing XXX Decree	Missing XXX decree, court order or equivalent documentation to verify monthly alimony liability of $XXX.	XXX decree	Received Martial Separation Agreement confirm Alimony monthly payment to ex spouse. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304305582	FVAL9739	04/29/2024	Credit	Appraisal	Property/Appraisal General	Missing property condition report required by XXX Purchase Criteria. Property/Appraisal Meets Guidelines	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305641	finding-3352	04/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305641	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305641	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required pre Client purchase criteria.	PDI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305547	finding-3352	04/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Allowed per Lender Guidelines, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305547	FCRE8999	04/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305579	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305579	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305579	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305577	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305577	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305577	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305758	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305758	finding-2502	05/03/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305758	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305758	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308576	finding-3352	05/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308576	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308519	finding-3352	04/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308519	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308519	FVAL9739	04/29/2024	Credit	Appraisal	Property/Appraisal General	Missing property condition report with photos, which is required per Client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309656	finding-3352	04/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309656	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309656	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing the property condition report which is required when an AVM is being utilized per Client purchase criteria.	PCI	Received the property condition report there were no potential risks identified. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308518	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational only	Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308518	FCRE8999	05/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310840	FCOM8997	05/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310840	FCRE8999	05/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310840	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report required per XXX Guidelines missing on file.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308516	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308516	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308571	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308571	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308584	finding-3352	05/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308584	FCOM1233	05/08/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXXX is Incomplete The final loan application reflects the borrower's have two primary residence, the subject property located in XXX and the property located in XXX. No evidence of a letter of explanation of how the borrower's have two primary residences'.	In reviewing the loan application, it appears that the property in XXX is the primary residence of the co- borrower XXX. The subject property in XXX is the primary residence of the borrower XXX. Docs related to the XXX property reference only XXX.	The Final XXXX is Present; The Final XXXX is Present; Explanation sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308584	FCOM1220	05/06/2024	Credit	Closing	The Deed of Trust is Missing	The Deed of Trust is Missing Deed of Trust not in file.	DOT	The Deed of Trust is Present; Document provided is sufficient; The Deed of Trust is Present; The Deed of Trust is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308570	finding-3352	05/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308570	finding-2502	05/04/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308570	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308570	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report required by XXX guidelines.	PCi	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308612	FCOM1544	05/07/2024	Compliance	Missing Doc	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure There's no evidence of the final CD signed at closing in the loan file.	Attached Final CD executed at closing	Final CD provided resolved the exception	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308612	FCOM1262	05/04/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing There's no evidence of Right of Recession in the loan file.	Attached RTCs from executed closing package	Right of Rescission is Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308612	FCOM1206	05/04/2024	Credit	Missing Doc	The Note is Missing	The Note is Missing There's no evidence of the Note in the loan file.	Note	The Note is Present; Document provided is sufficient; The Note is Present	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308612	FCOM1220	05/07/2024	Credit	Closing	The Deed of Trust is Missing	The Deed of Trust is Missing	DOT	Document provided is sufficient; The Deed of Trust is Present	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308612	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: XXX Residential Mortgage Purchase Criteria p XX states All AVM's must include a property condition report or comparable report. There are no additional reports in file.	PCI	; Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308626	finding-3352	05/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308626	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308626	FVAL9739	05/03/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308689	finding-3352	05/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308689	finding-1124	05/04/2024	Compliance	Points & Fees	XXX High-Cost Home Loan Points and Fees Threshold Test	This loan failed the high-cost home loan points and fees threshold test.
 (XXX XX, § X.) ,  (XXX XXX, § X.)
The total points and fees of this loan, which are $X,XXX.XX, exceed one of the following thresholds based on the total loan amount, which is $XX,XXX.XX:

Either the total points and fees exceed X.X% of the total loan amount if the total loan amount is $XX,XXX or more; or
The total points and fees exceed X% of the total loan amount if the total loan amount is $XX,XXX or more but less than $XX,XXX; or
The total points and fees exceed the lesser of X% of the total loan amount or $X,XXX, if the total loan amount is less than $XX,XXX.
 This loan failed the high-cost home loan points and fees threshold test.
The total points and fees of this loan, which are $X,XXX.XX, exceed one of the following thresholds based on the total loan amount, which is $XX,XXX.XX:
The total points and fees exceed X.X% of the total loan amount if the total loan amount is $XX,XXX by $XXX.XX
After further review clients Loan Detail Report states that the Third Party Processing Fee was excluded from finance charge testing, but should not have.
Refund in the amount of $XXX.XX required with PCCD, LOE, Copy of refund check and proof of delivery required to cure.	Attached copy of the check; Attached LOE, PCCD, Check Request, & XXX label for cure to be sent to borrower. Will provide a copy of the check once available.; It appears you are including the flood cert and the property report, which should not be included per the statute:

 "Points and fees" shall not include the following items: title insurance premiums and fees, charges and premiums paid to a person or entity holding an individual or organization insurance producer license in the line of title insurance or a title insurance company, as defined by subsection c. of section X of P.L.XXXX, c.XXX (C.XX:XXB-X);taxes, filing fees, and recording and other charges and fees paid or to be paid to public officials for determining the existence of or for perfecting, releasing, or satisfying a security interest; and reasonable fees paid to a person other than a creditor or an affiliate of the creditor or to the mortgage broker or an affiliate of the mortgage broker for the following, provided that the conditions in XX C.F.R. s.XXX.X(c)(X) are met: fees for tax payment services; fees for flood certification; fees for pest infestation and flood determinations; appraisal fees; fees for inspections performed prior to closing; fees for credit reports; fees for surveys; attorneys' fees; notary fees; escrow charges; and fire and flood insurance premiums, provided that the conditions in XX C.F.R. s.XXX.X(d)(X) are met.

Cure package provided downgrades exception to a X/B; Cure package provided downgrades exception to a X/B; Condition remains EVX/C; will be reviewed upon receipt of refund check.; The following fees are being included in the XXX points and fees:
$XXXX.XX Discount Points
$XXX.XX Rate lock
$X.XX Recording service Fee
$XX.XX Technology Fee
$XXX.XX Third Party Processing
$XX.XX Title - Courier/Messenger Fee
$XXX.XX Title - Coordination Fee
$XX.XX Title - Wire FEe	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304308689	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308689	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report required	PCI	Property/Appraisal Meets Guidelines; Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309737	FCOM1858	05/05/2024	Compliance	Disclosure	Incorrect rescission model used - RTC form model G-5 or G-7 used for non-HELOC loan	Incorrect rescission model used - RTC form model GX (Open End - Increase) used for non-HELOC loan Model G-X used, loan is not a HELOC, correct form should be H-X for same lender increase	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304309737	finding-3352	05/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309737	FCRE1148	05/06/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXX Lender to provide final or update policy reflecting final insured loan amount to match the Note.	Title	Document provided is sufficient; Title Coverage Amount of $XXXXX is equal to or greater than Total Amount of Subject Lien $XXXXX	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309737	FCRE1173	05/06/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX Master cert	Document provided is sufficient; HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309737	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report required per XXX Guidelines missing on file.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308688	finding-3352	04/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308688	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308688	FVAL9739	04/26/2024	Credit	Appraisal	Property/Appraisal General	The Property Condition Report was not in the loan file, which is required on all loans per guidelines.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309735	finding-3352	04/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309735	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309735	FVAL9739	04/30/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCi	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309050	FCOM8997	05/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309050	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309050	FVAL9739	05/03/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309605	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309605	FCRE1437	04/22/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing XXXX W-X for Borrower X.	XXXX WX for BX	Income and Employment Meet Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309605	FVAL9739	04/23/2024	Credit	Appraisal	Property/Appraisal General	Missing property condition report required by client guidelines.	PCI	Received property condition report and no potential risks were found. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309998	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309998	FCRE6019	05/02/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing The Patriot Act form in loan file was left blank, transaction closed using a POA for BX, however form was not completed.	Per title....A POA was used. The borrower was not present to provide documentation for the Patriot Act. Please advise what is needed, as we have always been advised that the Patriot Act form is not required to be completed when POA is used. Title rebutted that POA was used when requested from them.	; POA is acceptable.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309998	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	; Received the Property Condition Report. No potential risks noted. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309732	finding-3352	04/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309732	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309731	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309731	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309730	finding-3352	04/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309730	FCRE1193	04/29/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Missing supporting documentation verifying the $XXX retirement income utilized for qualification purposes.	Retirement income	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Received verification of retirement income. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309730	FVAL9739	04/29/2024	Credit	Appraisal	Property/Appraisal General	Missing property condition report.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309755	finding-3352	05/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309755	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309755	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The file is missing a Property Condition Report as required by the investor overlays.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308738	finding-3352	04/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308738	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308738	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing the property condition report, which is required when an AVM is utilized per Client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309822	finding-3352	05/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309822	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309822	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report required by XXX guidelines.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310666	finding-3352	05/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310666	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310666	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report required by XXX guidelines	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309842	FCOM1263	05/02/2024	Compliance	Missing Doc	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided There's no evidence the borrower's signed the disclosure.	Attached full sized RTCs from executed closing package	Right of Rescission is Provided; Right of Rescission is Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309842	finding-3352	05/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309842	finding-2962	05/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309842	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309842	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report required by Investor guidelines missing on file.	PCi	; Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309722	finding-3352	04/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309722	FCRE1362	04/30/2024	Credit	Income/Employment	Borrower 2 Paystubs Less Than 1 Month Provided	Borrower X Paystubs Less Than X Month Provided Guidelines met.	Full VOE	Exception cited in error, as the loan file did have a full WVOE from The Work Number on top of the one pay stub provided, not other income documentation is required. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309722	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309720	FCOM1263	05/02/2024	Compliance	Missing Doc	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided The ROR's in the loan file does not reflect the borrower's signing date.	Attached RTCs from executed closing package	Right of Rescission is Provided	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309720	finding-3352	05/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309720	FCRE5774	05/01/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. There is an installment loan for xxxx listed on the final loan application and included in the DTI that does not appear on the borrower’s credit report. A credit supplement or current statement must be provided to verify the monthly payment amount.	new credit	Borrower X Credit Report is not partially present.	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309720	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	; Received the property condition report there were no potential risks identified. Exception Resolved.	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310755	finding-3352	04/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310755	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310755	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report, which is required when an AVM is utilized per Client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309836	finding-3352	04/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309836	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309836	FVAL9739	04/30/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report required by XXX Guidelines	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309835	finding-3352	05/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309835	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310753	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310753	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309834	finding-2261	05/01/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309834	finding-3352	05/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309834	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309834	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309833	finding-3352	04/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309833	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309833	FVAL9739	04/30/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the property condition report there were no potential risks identified. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311294	finding-3352	05/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311294	FCRE8999	05/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311294	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The file is missing a Property Condition Report as required by the investor overlays.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309997	finding-3352	04/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309997	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309997	FVAL9739	04/30/2024	Credit	Appraisal	Property/Appraisal General	Missing Property Condition Report required by XXX Guidelines.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311222	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311222	finding-2502	05/03/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML Compliant This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311222	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311222	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCi	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311220	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311220	FCOM1220	05/02/2024	Credit	Closing	The Deed of Trust is Missing	The Deed of Trust is Missing The one in loan file is for a different borrower.	MTG	Document provided is sufficient	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311220	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310510	FCOM1264	04/30/2024	Compliance	Right to Rescind	Right of Rescission is Not Executed	Right of Rescission is Not Executed Signature is not provided on document	Attached RTC from executed closing package	Right of Rescission is Executed	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310510	finding-3352	04/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310510	finding-697	04/30/2024	Compliance	Points & Fees	XXX High Cost Home Loan Points and Fees Threshold Test	This loan has terms that exceed the high-cost home loan points and fees threshold.
 (XXX X-XA-X(X),(XX)(B))
The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed:

X percent of the total loan amount if the total loan amount is $XX,XXX.XX or more.
The lesser of X percent of the total loan amount or $X,XXX.XX if the total loan amount is less than $XX,XXX.XX.
Please see attached compliance testing showing XXX High Cost pass. If you do not agree, can you please provide the calculation being used so that we can compare to determine the discrepancy?	attorney fee was removed from testing due to attorney preference letter in file; attorney fee was removed from testing due to attorney preference letter in file	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310510	FCRE6019	05/02/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing The borrower is a permanent XXX however loan file is missing XXX Registration Card. Per Seller guidelines the file must contain evidence of lawful permanent residency.	XXX Registration Card	Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304310510	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCI	; Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310509	FCOM8997	05/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310509	FCRE8999	05/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310509	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310918	finding-3352	05/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310918	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310918	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report required by XXX guidelines.	PCI; PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310735	finding-3352	05/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310735	finding-2978	05/07/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310735	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310735	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The file is missing a Property Condition Report as required by the investor overlays.	Property/Appraisal Meets Guidelines. Property condition report provided. Condition cleared.; Document Uploaded. ; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310833	finding-3352	05/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310833	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310833	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report required by XXX Purchase Criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310733	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310733	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310733	FVAL9739	05/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310913	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310913	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311604	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311604	FCRE8999	05/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311604	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311278	finding-3352	04/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311278	finding-2962	04/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311278	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311278	FVAL9739	04/30/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310956	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310956	FCRE1254	05/02/2024	Credit	Title	Property Title Issue	Property Title Issue Title search shows other lien dated X/X/XXXX, recorded X/X/XXXX (bk. XX pg. XX), with no description or identified party.	Per settlement agent "this is just referring to the plat information, this is not an additional lien/judgement"	Document/explanation provided is sufficient; Property Title Issue Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310956	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311211	FCOM1263	05/02/2024	Compliance	Missing Doc	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided The ROR does not reflect the borrower signing the disclosure.	Attached full paged RTC from executed closing package; Notice of Right to Cancel	Right of Rescission is Provided; The document provided is cut off at the bottom, so it does not contain a signature. Need proof the borrower signed the document to resolve the exception	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311211	finding-3352	05/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311211	FCRE6019	04/30/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing US Patriot Act Form or the borrower's drivers license must be provided.	Patriot Act form	Borrower X Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311211	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report and no potential risks were identified. Exception Resolved.	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311208	FCOM8997	05/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

											Original LTV is Below the Guideline Maximum -	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311208	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

											Original LTV is Below the Guideline Maximum -	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311208	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report with pictures is missing from the file.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

											Original LTV is Below the Guideline Maximum -	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311205	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311205	FCRE1328	05/06/2024	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing No evidence of transcripts or WX forms in file to meet guideline requirements. Lender provided recent and previous years paystubs only	Year end paystubs were obtained in place of the WXs	Borrower X WX/XXXX Provided	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311205	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311522	finding-3352	05/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311522	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311522	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the property condition report there were no potential risks identified. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304312075	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312075	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312075	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311753	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum -

Original LTV is Below the Guideline Maximum -

											Original CLTV is Below the Guideline Maximum -	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311753	FCRE8999	05/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum -

Original LTV is Below the Guideline Maximum -

											Original CLTV is Below the Guideline Maximum -	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311738	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311738	FCRE3978	05/02/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Letter of explanation for credit inquiries does not list the following inquiries- XXX XX/XX/XXXX; XXX XX/XX/XXXX; XXX XX/XX/XXXX; XXX XX/XX/XXXX; XXX XX/XX/XXXX.	Cert	Document sufficient to resolve condition	Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311738	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304312064	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312064	FCRE8999	05/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312064	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Property/Appraisal Meets Guidelines; Received the Property Condition Report. No potential risks noted. Exception Resolved.	Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304313299	FCOM8997	05/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum -	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304313299	FCRE1193	05/06/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Missing Xst mortgage lien statement with P&I and escrow breakdown.	Xst lien statement	Document provided sufficient	Original LTV is Below the Guideline Maximum -	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304313299	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Original LTV is Below the Guideline Maximum -	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304368758	FCRE1193	09/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% The lender calculated the SSI at $X,XXX.XX, grossing up the entire amount by XX%. However, according to FNMA Selling Guide, if tax returns are not obtained to verify the non-taxable income, only XX% of the SSI can be grossed up XX%. There is no evidence in the loan file lender verified the non-taxable income. Therefore, the calculated SSI is now $X,XXX.XX per month, a variance of $XXX.XX per month ($XXXX.XXxXX%xXX%). DTI exceeds maximum XX% and borrower would not have qualified for subject loan.	tax transcripts	Received the tax transcripts to verify SS income grossing. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304368758	finding-3352	09/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312889	FPRO3678	07/09/2024	Credit	Property Issue	Property Issue(s) are Present	One or more issues or defects with the property have been discovered.	The issue with the property has been resolved. No property defects.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304312889	FCRE6019	06/01/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Must provide either the borrower's unexpired driver's license or Patriot Act Disclosure Form, as the one in file is illegible.	The PAT ACT form does not require a notary stamp. The notary just printed their job title.; The PAT ACT form does not require a notary stamp. The notary just printed their job title.; Legible Patriot Act Form	Borrower X Citizenship Documentation Provided or Not Required; Verification that borrower is US Citizen provided. Condition cleared.; The Patriot Act has a column showing the issue date and most importantly, the expiration date of the document used to verify the Borrower's identity. In this case, they checked a State Driver's license issued from XXX, but no issue date or expiration date is listed. Exception remains.; Document provided does not have the expiration date of the document used for ID. Exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304312889	finding-3352	06/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368578	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368578	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321513	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321513	FCRE8999	08/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320243	finding-3352	07/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320243	finding-2962	07/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320243	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322114	FCRE1193	07/25/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender's social security income calculation of $X,XXX.XX per month could not be supported with the documentation provided. Lender grossed up by XX% but no evidence that income was non-taxable. Audit calculated per Fannie Mae guidelines resulting in DTI violation.	The entire pension is not taxable please see attached.; tax transcripts	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. XXXX and XXXX Tax Transcripts provided which reflect taxable pension in the amount of $XX,XXX for each year. Borrower's adjusted gross income for XXXX was $XX,XXX due to taxable pension of $XX,XXX and taxable SSI of $XXX. Pension unable to be grossed up. Social security income recalculated. DTI meets guidelines. Condition cleared.; Transcripts provided reflect pension income fully taxable. SSI income portion which is taxable is $XXX.XX Revised income of $X,XXX.XX for pension and $X,XXX.XX for SSI results in a XX% DTI. Exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304322114	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354658	finding-47	08/29/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	Documentation required to clear exception. The funding date is before the third business day following consummation, documentation of actual Disbursement date required.
 This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.	RTCS - Rescission re-opened and shipped to borrower(s) via XXX	Right of rescission cure package provided; Exception downgraded to a X/B	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304354658	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322906	FVAL9739	05/30/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Provide verification that the pool fence was completed as the Appraisal reflects that pool is not fenced, only has contractor fencing around it and is a safety hazard.	Completion Report; The appraisal report is marked as-is not subject to. Please review and advise.	Document provided is sufficient. XXX acceptable. Exception resolved.; Property/Appraisal Meets Guidelines; There are no pictures/updates on the pool fencing and completion. While the appraisal states "as-is", there should be pictures of the completed pool and fencing. Would need a XXX completion with pictures to verify the pool is complete and up to code/guidelines. Exception remains.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304322906	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322906	finding-3352	05/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388225	finding-3352	09/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388225	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330673	FCRE1193	08/04/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender omitted the payment of $XXXX.XX for the XXX, from the DTI calculation. No supporting documentation to show debt is paid by a non-borrower was located in the loan file.	Omission Documents	Received documentation other pays Instalment loan. Exception Resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304330673	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327547	FCRE7009	06/07/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required Homeowners Insurance Replacement Cost Estimate of $XXX (XX% @ $XXX,XXX) exceeds Dwelling Coverage amount of $XXX,XXX.	HOI coverage LOX	Explanation provided is sufficient. Hazard coverage acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304327547	FCOM1858	06/07/2024	Compliance	Disclosure	Incorrect rescission model used - RTC form model G-5 or G-7 used for non-HELOC loan	Incorrect rescission model used - RTC form model GX (Open End - Increase) used for non-HELOC loan Borrower signed G-X rescission form, it should be H-X.	Attached revised ROTC e-signed with LOE and attestation	Cure package provided; Exception cured	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304327547	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333656	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333656	FCRE8999	07/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359415	finding-3352	07/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359415	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330125	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330125	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330834	finding-3430	07/23/2024	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is XX.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330834	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330833	FCRE1173	08/06/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing HO-X Master Insurance Policy	HOX Master Policy	Received Master HOI. Exception Resolved.; HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304330833	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332445	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332445	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333570	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333570	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337389	finding-3352	07/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337389	FCRE8999	07/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335263	finding-3352	07/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335263	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381898	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381898	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337606	FCRE7551	07/23/2024	Credit	Missing Doc	Missing XXX Decree	Missing XXX decree showing no alimony is due to ex-spouse or any child support.	XXX decree	Document provided is sufficient. XXX Decree shows no liability to either party. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337606	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351771	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351771	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351771	finding-2261	08/20/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334850	FCRE1254	06/23/2024	Credit	Title	Property Title Issue	Property Title Issue . Title report shows city to be Micco but Note, Deed of Trust and AVM shows city to be XXX.	Attached updated property report to reflect correct city of XXX	Documentation provided is sufficient. Exception resolved.; Property Title Issue Resolved	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304334850	FCRE1155	06/23/2024	Credit	Insurance	Subject Property Address on Note does not match Insured Property Address	Subject Property on Note does not match Insured Property Address . Insurance policy shows city to be Micco but Note, Deed of Trust and AVM shows city to be XXX.	HOI city LOX; Per XXX, address is in XXX	Document provided is sufficient. Exception resolved.; Subject Property on Note matches Insured Property Address; Evidence of insurance reflects city as XXX. Please provide corrected evidence of insurance per USPS, Note and DOT. Condition remains.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304334850	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354021	finding-3352	07/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354021	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357629	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357629	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334848	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334848	FCOM8997	07/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334935	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334935	FCRE8999	06/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334999	FCRE8999	07/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334999	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337310	FCOM8997	08/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337310	FCRE8999	08/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335246	FCRE1193	08/30/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender calculated the Social Security income with a gross up of XX%, $XXXX.XX*X.XX=$XXXX.XX. Audit calculated income, using XX% of XX% per FNMA Guidelines, is $XXXX.XX. XXXX Tax returns are missing from the loan file and are required to calculate the gross-up of the Social Security Award.
tax transcripts	Received transcripts allowing for XX% gross up for SS income. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335246	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335255	FCRE1316	08/27/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing verification of business documentation for borrower's businesses:
i) XXX (Verification does not show borrower, XXX as a registered agent)
ii) XXX (No Verification document)

Borrower does not have to be shown as a registered agent, that could be anyone. We are not using any income from XXX company.	Received missing evidence for income VOE. Exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335255	FCRE1293	08/27/2024	Credit	Income/Employment	Income 2 Months Income Verified is Missing	Income X Months Income Verified is Missing Missing income documentation for borrower's partnership business - XXX	We are not using any income from XXX	Received missing evidence for income VOE. Exception resolved. ; Income X Months Income Verified is Present Or Not Applicable; Income X Months Income Verified is Missing	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335255	FCRE1437	08/27/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Age of Income documentation for borrower two businesses - XXX and XXX are more than XXX days allowed by guidelines. No P&L statements in file	Income and Employment Meet Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335255	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352310	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352310	finding-2962	07/31/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352310	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335584	FCRE1193	06/25/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX.XX% exceeds Guideline DTI of XX% . Lender failed to include XX-day account balance with XXX of $X,XXX and did not document actual payment.	Credit supp and DU; Provided credit supplement showing XXX account is only an authorized user	Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335584	finding-3352	06/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337248	FCRE1173	07/27/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing HO-X Master Insurance Policy	HOX Master policy	HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337248	finding-3352	07/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337077	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337077	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352309	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352309	FCOM8997	07/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337068	finding-2838	07/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337068	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337068	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337604	FCRE7009	08/01/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required of $XXX,XXX, which is the combination of Xst and Xnd lien loan amounts. The policy does not reflect whether it includes replacement cost and no replacement cost estimator in file.	Master Cert of insurance for association	Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304337604	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337604	finding-2962	08/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337295	finding-3352	08/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337295	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360047	FCRE1193	08/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%. Audit total income is $X,XXX.XX vs lender $X,XXX.XX. Social Security income BX: $X,XXX.XX, BX $X,XXX.XX. Only able to gross up social security income XX% of XX%. PITIA is a difference of $XX.XX on audit. Audit: $X,XXX.XX vs lender on XXXX $X,XXX.XX, it looks like the lender used the Xst mortgage payment from the Xst mortgage statement instead of updating amounts with hoi, tax docs in file.	LOX PITIA and income	Documents provided are sufficient. Income and PITI verified, meets guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304360047	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337599	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337599	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337657	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337657	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351999	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351999	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351994	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351994	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351989	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351989	FCRE8999	07/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351986	FCRE1329	08/14/2024	Credit	Income/Employment	Borrower 1 W2/1099 Less Than 24 Months Provided	Borrower X WX/XXXX Less Than XX Months Provided.. Missing most recent year WX required by FNMA selling guide	Year end paystub was used	Received missing WX. Exception resolved. ; Borrower X WX/XXXX Less Than XX or More Months Provided Condition Resolved	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351986	FCRE1158	08/14/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Homeowners policy is missing policy premium	hazard ins with premium	Received the hazard premium, exception resolved. ; Hazard Insurance Policy is fully present	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304351986	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355086	FCRE5116	08/01/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Need documentation the primary residence mortgage is current for XX/XX/XXXX	Provided mortgage payment history with mortgage statement to reference loan information. Shows borrower was paid thru XX/XX/XXXX	Document provided is sufficient.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304355086	FCRE3978	07/30/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Credit Report shows Child Support with County of XXX #XXXX in the amount of $XXX; no, Court Order, Separation Agreement, XXX Decree or equivalent documentation confirming the amount of the obligation in file.	Court Order for Child Support	Document provided supports the child support amount. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304355086	FCOM8997	07/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369958	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369958	finding-2962	08/14/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369958	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351971	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351971	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356982	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356982	FCRE8999	07/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354055	finding-3352	07/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354055	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351668	finding-3352	07/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351668	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356288	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356288	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386394	finding-3352	09/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386394	FCRE8999	09/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352073	FCRE1193	06/24/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX.XX% exceeds Guideline DTI of XX% . Lender failed to include XX-day account balance with XXX of $X,XXX and did not document actual payment.	The account can be paid either monthly or with a minimum payment depending on what is spent. The borrower has the option to pay in full or pay as she goes. They can log in to the account and select which transactions for the month that they want to pay in full or not; Per FNMA guidelines, we are able to use cash to close. Is this an overlay of XXX? The balances of the following XX-day accounts listed on the loan application were included in the amount of reserves required to be verified. However, on transactions where reserves are not required to be verified, the XX-day account amount required to be verified will be reduced by any cash-out that the borrower will receive through the transaction. If the funds needed to payoff the account are not available due to the borrower paying off the XX-day account prior to loan closing, the lender must provide documentation that the account was paid in full, and omit the account from the online loan application in order for the balance to be excluded from the amount of reserves required to be verified. If the funds are not available and the account has not yet been paid off prior to closing, the lender must document that the borrower has sufficient assets from eligible sources to payoff the account.

Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document provided is sufficient. Statement reflects minimum payment due, which results in a DTI within guidelines. Exception resolved.; Finding cited based on XXX guidelines. Per XXX Guide to HELOAL Platinum page X Credit Standards: "Cannot use cash back to cover XX day accounts, must include in the total debt calculation in full or document actual monthly payment and in full amounts." Condition remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304352073	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356105	finding-3352	07/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356105	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359503	FCRE1193	08/05/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender used total other monthly payments total $XXX.XX. Additional debt on credit report missing on the loan application is a Xnd lease with XXX $XXX.XX (Bal remaining - $XXX). Total additional debt including the additional XXX Lease is $XXX.XX + $X,XXX.XX (housing expense) = $X,XXX.XX with income of $X,XXX.XX creates a non-qualifying DTI of XX.XX%. Evidence the lease with XXX-XXXX was paid in full prior to closing.	Verified zero balance. Lease over.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Documentation provided is sufficient. Verified lease is paid. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304359503	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354875	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354875	finding-2962	08/09/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354875	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353859	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353859	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351597	FCRE0360	08/06/2024	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Loan has insufficient housing history of X months vs XX months required by guidelines.	credit supplement XX month history; Borrower has lived in the home for XX years per XXXX, borrower was deeded home in December ofXXXX and has had a mortgage on the property since XXXX. no other address associated with the borrower on credit report.	Received missing VOM. Exception resolved. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Still missing XX month VOM for current mortgage. Exception Remains.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351597	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351765	FCRE8999	07/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351765	FCOM8997	07/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351785	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351785	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352300	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352300	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358331	finding-3352	07/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358331	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353874	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353874	finding-2962	08/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353874	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352580	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352580	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352578	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352578	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358514	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358514	FCOM8997	07/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353940	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353940	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354134	FCRE6019	08/12/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing	Attached USA Patriot Act w/ IDs	Borrower X Citizenship Documentation Provided or Not Required; Borrower X Citizenship Documentation Provided or Not Required; Received Citizen documents. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354134	FCRE6914	08/12/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing	Attached USA Patriot Act with IDs	Borrower X Citizenship Documentation Provided or Not Required; Borrower X Citizenship Documentation Provided or Not Required; Received Citizen documents. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354134	FCRE1964	08/09/2024	Credit	Missing Doc	Missing income documentation	Missing verification of XXX for the Borrower.	XXX	Documentation provided is sufficient. XXX documented. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354134	FCOM1262	08/09/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing There's no evidence of the ROR issued to the borrower's in the loan file.	Attached LOE to borrowers, updated NORTCs with re-opened rescission, & XXX label for delivery.; XXX	Received missing RTC, reopened rescission. Non material X grade.. Exception resolved.; Received missing RTC, reopened rescission. Non material X grade.. Exception resolved.; Right of Rescission is Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Cured			D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304354172	finding-3352	07/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354172	FCRE8999	07/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354132	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354132	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358094	finding-2838	07/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
								While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358094	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358094	FCRE8999	07/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356104	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356104	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354205	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354205	finding-2962	07/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354205	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355056	finding-3352	07/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355056	FCRE8999	07/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354554	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354554	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358093	FCRE1316	08/28/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing A VVOE or verification of the business thru a third party source dated within XX calendar days of close is required but is missing from the loan file.	provided secretary of state website screen shot verifying the business	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304358093	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304372129	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304372129	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354581	FCOM8997	07/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354581	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354872	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354872	finding-2962	09/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354872	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354577	FCRE9814	08/20/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement	provided the trust agreement	Document provided is sufficient. Trust document acceptable. Exception resolved.; Trust Agreement Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354577	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354577	finding-2962	08/20/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355923	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355923	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355922	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355922	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358746	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358746	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356980	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356980	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363131	FCRE8999	08/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363131	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363131	finding-2261	08/01/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355918	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355918	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355918	finding-2502	08/02/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356076	FCRE1293	07/19/2024	Credit	Income/Employment	Income 2 Months Income Verified is Missing	Income X Months Income Verified is Missing . Missing documentation of Borrower's Retirement/Pension Benefits of $X,XXX.XX per month used in qualifying.	Pension of $XXXX.XX per month	Income X Months Income Verified is Present Or Not Applicable. Evidence of pension benefit and receipt provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304356076	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379524	FCRE5116	09/07/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Last reported date on credit report reflects XX/XX/XXXX. A more recent verification is required.	Provided the credit supplement for the mortgage	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Received missing VOM of first lien. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304379524	FCRE3978	09/07/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	File is missing loan modification for subject property first lien; per title loan was modified on X/XX/XXXX.	Provided loan modification documents	Received missing modification agreement for first mortgage. Exception resolved. ; Received missing modification of first mtg. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304379524	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379524	finding-2978	09/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361461	FCRE1173	08/30/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	provided the HOX master policy	Received missing Master Policy. Exception resolved. ; HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304361461	FCRE1193	08/30/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Dept of XXX #XXXX minimum payment was added to liabilities; auditor used X% of outstanding balance to calculate minimum payment as no minimum payment was present	XXX	Received evidence of Student loan payment. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304361461	FCRE7496	08/30/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Unable to locate current HOA statement showing monthly dues in the amount of $XXX	Condo questionnaire that is filled out and signed by the HOA president shows monthly HOA is $XXX	Received missing HOA payment verification. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304361461	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357158	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357158	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357567	FCRE1193	07/25/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender's social security income calculation of $X,XXX.XX per month could not be supported with the documentation provided. Lender grossed up by XX% but no evidence that income was non-taxable. Audit calculated per Fannie Mae guidelines resulting in DTI violation.	tax transcripts	Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304357567	finding-3352	07/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357067	finding-3352	07/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357067	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357065	finding-3352	07/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Attached compliance testing for HPML & XXX High Cost	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357065	finding-2261	07/23/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357065	FCRE8999	07/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366609	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366609	finding-2261	08/08/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366609	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356975	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356975	FCOM8997	07/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358330	FCRE7347	07/30/2024	Credit	Missing Doc	Missing Lease Agreement	Loan submitted with an installment XXX not listed on the credit report. Lender to provide a copy of XXX lease agreement and UCC Financing Statement	XXX installment agreement	Copy of XXX lease agreement provided to document repayment terms. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304358330	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366165	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366165	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357200	finding-3352	07/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357200	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359246	finding-3352	07/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359246	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359501	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370728	FCRE1193	08/07/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%. Lender omitted minimum payment on all borrowers student loans, No Student loan repayment plan on file.	Student loan payment plan	Received evidence of student loan payments. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304370728	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358955	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358955	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359385	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359385	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357721	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357721	FCOM8997	08/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357717	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357717	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358088	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358088	finding-2962	07/29/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358088	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358292	FCRE1193	07/23/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender's social security income calculation of $X,XXX.XX per month could not be supported with the documentation provided. Lender grossed up by XX% but no evidence that income was non-taxable. Audit calculated per Fannie Mae guidelines resulting in DTI violation.	tax transcripts	Received evidence of SSI non taxed amount. Exception Resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% exceeds Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304358292	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359309	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359309	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381948	FCRE1193	09/19/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Verified Social Security and Pension income were grossed up by XX% within the review without tax documentation for verification of amount of income to be grossed up.	tax transcripts	Received evidence allowing grossing up for the income. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381948	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358444	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358444	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358954	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358954	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358406	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358406	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360045	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360045	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358567	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358567	finding-2962	07/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358567	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359527	finding-3352	07/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359527	FCRE8999	07/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358452	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358452	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358953	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358953	finding-2962	07/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358953	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359414	FCRE3978	07/25/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	The XXXX reflects an account with XXX for $XXX.XX per month. This does not show on the credit report, nor is there any documentation for this installment account.	XXX is the XXX panels that borrower purchased. First XX months the payment is $XXX.XX thereafter for the next XXX months the payment is $XXX.XX	Document provided is sufficient. Documented installment contract. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359414	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358739	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358739	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358519	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358519	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358511	finding-3352	08/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358511	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359580	finding-3352	07/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359580	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358617	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358617	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359306	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359306	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358949	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358949	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360043	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360043	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358727	FCRE8999	07/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358727	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358726	FCOM8997	07/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358726	FCRE8999	07/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358721	finding-3352	08/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358721	FCRE8999	08/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358966	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358966	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358718	FCRE1193	08/02/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . The X following liabilities were not included in the total DTI and were not reflected on final CD as being paid off or listed on final XXXX (XXX $XXX per month, XXX $XXX per month and XXX $XX per month). The loan file did not contain evidence these liabilities were paid off prior to closing. Therefore, DTI exceeds maximum allowed.	Verif XXX paid by other party and verif other accts authorized user	Documentation provided is sufficient. Accounts resolved, DTI within guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304358718	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365520	FCRE1316	08/15/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Borrower sells items on ebay, list of items printed on X/XX closed on X/XX	Document provided is sufficient. XXX seller supported. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304365520	finding-3352	08/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358716	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358716	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358715	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358715	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358714	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358714	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359304	FCRE8999	08/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359304	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359241	FCRE8999	07/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359241	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363416	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363416	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359499	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359499	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363415	FCRE8999	07/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363415	FCOM8997	07/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359300	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359300	FCRE8999	07/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359299	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359299	FCRE8999	07/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360042	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360042	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359297	FCRE7347	07/26/2024	Credit	Missing Doc	Missing Lease Agreement	Missing XXX Lease agreement. Credit report reflects payment to XXX Portfolio in the amount of $XXX monthly however lender had a higher amount of $XXX.XX on Final XXXX with no supporting documentation.	XXX Loan agreement reflects payments X-XX at XXX.XX and thereafter for XXX months the payment is $XXX.XX	XXX lease agreement provided to support qualifying payment of $XXX.XX per month. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359297	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359296	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359296	FCOM8997	07/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359401	finding-3352	07/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359401	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359382	FCRE6914	07/29/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing	Patriot Act form Borrower XXX	Borrower X Citizenship Documentation Provided or Not Required; Received Patriot Act form with DL and Birth certificate info. Exception Resolved; Borrower X Citizenship Documentation Is Missing; Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359382	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359526	FCRE1159	07/22/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Current policy prior to renewal was not provided and is needed for verification of effective date prior to loan closing.	hazard XX to XX	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304359525	FCOM8997	08/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359525	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359827	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359827	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359827	finding-2962	08/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359577	finding-3352	08/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359577	FCRE8999	08/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359524	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359524	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363504	FCOM8997	07/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363504	FCOM1604	07/28/2024	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXXX.XX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Missing supporting documentation to verify credit liability of $XXX.XX from XXX per XXXX.	Exception is non-material and downgraded to a level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Acknowledged			B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304359754	FCRE1193	08/07/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender's social security income calculation could not be supported with the documentation provided. Lender grossed up by XX% but no evidence that income was non-taxable. Audit calculated per Fannie Mae guidelines resulting in DTI violation.	tax transcripts	Received evidence the SSI is not taxed. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.X% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304359754	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359848	FCRE1173	08/07/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX Master Policy	Received Master HOI. Exception Resolved.; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359848	finding-3352	08/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363228	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363228	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359573	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359573	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359826	FCRE1173	08/06/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX master policy	Received Master Insurance Policy. Exception Resolved.; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359826	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359571	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359571	finding-2261	08/20/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359571	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359569	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359569	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363518	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363518	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361868	FCRE7551	07/26/2024	Credit	Missing Doc	Missing XXX Decree	Missing XXX decree, separation agreement, court order or equivalent documentation confirming the amount of the obligation for child support.	XXX decree	XXX decree provided to document child support obligation. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304361868	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361459	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361459	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359847	FCOM8997	07/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359847	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359562	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359562	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359558	FCRE7495	08/02/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Lender reflects a payment of $XXX.XX for an XXX account. The Credit Report reflects the debt as a XX day account. Asset statement in file does not have sufficient funds to cover the balance of $X,XXX.XX. The DTI maximum of XX% would be exceeded if the monthly payment were factored in. No documentation was located in the loan file to support the monthly payment of $XXX.XX or reflecting it was paid off prior to close. Verification of the monthly payment or evidence liability is paid in full required.	The account can be paid either monthly or with a minimum payment depending on what is spent. The borrower has the option to pay in full or pay as he goes. They can log in to the account and select which transactions for the month that they want to pay in full or not	Received evidence of the XXX payment. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359558	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359558	finding-2261	08/02/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376253	FCRE1440	08/16/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Insufficient housing history for primary residence. Lender provided X months mortgage statement and the mortgage is not on credit report.	Provided XX months of mortgage statements	Documents provided are sufficient. Mortgage statements for XX months cover mortgage history. Exception resolved.; Housing History Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304376253	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364106	finding-2838	08/09/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364106	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364106	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363129	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363129	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359845	finding-2261	08/09/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359845	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359823	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359823	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378825	FCOM1232	08/28/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing - No evidence of the final XXXX in loan file.	Final XXXX signed; final XXXX	Document provided is sufficient. Exception resolved.; The Final XXXX is Present; Final XXXX is not signed by all parties. The one sent was only signed by the Originator. Exception remains.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378825	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359960	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359960	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359957	FCOM8997	07/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359957	FCRE8999	07/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363227	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363227	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363128	FCOM8997	07/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363128	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359954	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	please advise when this will be cleared	; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359954	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361683	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361683	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363153	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363153	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363153	finding-2962	08/20/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360033	FCRE1437	07/25/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines - Missing all income documentation.	Income documents	Document provided are sufficient. Exception resolved.; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304360033	FCOM8997	07/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360087	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360087	FCOM8997	07/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360086	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304360086	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364612	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364612	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370726	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370726	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365247	FCRE1437	08/12/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Guidelines require a WVOE covering the most recent X year period, or the Borrower's recent paystub and IRS W-X forms or transcripts covering the most recent X year period. No WVOE in file and the loan file is missing the XXXX W-X.	Provided most recent paystub and last two years W-Xs	Received the missing WX. Exception resolved. ; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304365247	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361662	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361662	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361860	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361860	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363517	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363517	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363517	finding-2962	08/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363073	FCRE1173	08/13/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing HO-X Master Insurance Policy	HOX master policy	Received the Master policy. Exception resolved. ; HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304363073	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363073	finding-2962	08/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361856	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361856	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363071	FCRE1193	08/08/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender failed to include unsecured installment loan with GreenSky/XXX Bank with balance of $XX,XXX and monthly payment of $XXX in DTI calculation. Debt was not paid through subject loan proceeds and no documentation in file to support the omission of this debt.	XXX paid by other party	Document provided is sufficient. Liability excluded, DTI within guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304363071	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363071	finding-2261	08/08/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363255	FCRE1204	08/19/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The XXX Fraud Report shows the property of XXX. XXX possibly being owned by the borrower. There is no documentation in the file to support if this property is related to the borrower or not.	Property is owned by the borrower's XXX. See difference in names.	Documentation provided is sufficient. Fraud report cleared. Exception resolved.; All Fraud Report Alerts have been cleared or None Exist	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304363255	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363317	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363317	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363490	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363490	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363152	FCRE1173	08/12/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing HO-X Master Insurance Policy	HOX master policy	Received master hazard policy. Exception resolved. ; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304363152	FCRE7496	08/13/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing evidence of HOA payments for subject property.	HOA statement	Verification of HOA amount provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304363152	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376462	FCRE7495	09/20/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Credit Report reflects an open tradeline for BX, XXX, payment of $XXX.XX with a balance of $XX,XXX.XX. The liability is not stated on the Final XXXX. Supporting documentation is required to validate omission from the DTI calculation. In addition, the lender's income calculator for REO, XXX., reflects a PITIA payment of $XXX. Final XXXX reflects property has no mortgage. Unable to locate supporting documentation for PITIA. Documentation verifying the terms of the liability is required.	provided email from XXX to show that XXX no longer has that account. provided title/flueid pro report to show that there is no mortgage on property at XXX	Documents provided are sufficient. Exception resolved.; Received evidence borrower does not own XXX as well as evidence borrower no longer has the loan with XXX. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304376462	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376462	finding-2962	09/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363585	FCRE8999	08/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363585	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363151	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363151	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366523	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366523	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363662	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363662	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363238	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363238	finding-2962	07/25/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363238	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363224	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363224	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363252	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363252	finding-2978	08/06/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363252	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363251	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363251	FCRE8999	07/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363315	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363315	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363502	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363502	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365199	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365199	FCOM8997	08/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366420	FCRE1173	08/13/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	provided HOX master policy	Received the master insurance policy. Exception resolved. ; HO-X Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304366420	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363374	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363374	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366829	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366829	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363834	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363834	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364105	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364105	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364105	FPRO0947	08/01/2024	Credit	Property	External Obsolescence Present	External obsolescence present. External obsolescence present in file. The subject property is located on a busy road	Exception is non-material and downgraded to a level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304365618	finding-3352	08/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Complaint	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365618	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363833	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363833	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363579	FVAL3825	08/13/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	FEMA	Document provided is sufficient. Post disaster inspection shows no damage. Exception resolved.; Property Inspection Provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304363579	FCRE1193	08/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX% exceeds Guideline DTI of XX% Lender grossed up whole Social Security income by XX% with no evidence in file to verify non-taxable income. Audit recalculated income using XX% non-taxable income per FNMA.	Tax transcripts	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document provided are sufficient. Tax transcripts show SSI not taxed. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304363579	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363652	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363652	finding-2962	08/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363652	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363895	FCRE1479	08/13/2024	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Asset Record X Does Not Meet G/L Requirements.	Asset Record X Meets G/L Requirements	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304363895	FCRE6843	08/09/2024	Credit	Assets	Asset General	Final Closing Disclosure listed $XX.XX cash to close. No assets provided in file.	FNMA does not require us to verify funds $XXX or less.; Provided verification of deposits	Condition cleared based on guidelines received. Exception resolved. ; Lender summited X page from asset account, missing full X months account statement with all pages. Exception remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304363895	FCOM8997	08/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364586	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364586	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363660	FCOM8997	07/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363660	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363659	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363659	FCRE8999	07/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363656	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363656	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363831	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363831	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363830	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363830	finding-2962	07/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363830	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363829	FCRE1193	09/05/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender's social security income calculation of $X,XXX.XX per month could not be supported with the documentation provided. Lender grossed up by XX% but no evidence that income was non-taxable. Audit calculated per Fannie Mae guidelines resulting in DTI violation.	tax transcripts to verify gross up of ss	Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304363829	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363857	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363857	finding-2502	07/29/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363857	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363856	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363856	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363853	FCOM8997	07/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363853	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363879	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363879	FCRE8999	07/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366966	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366966	FCRE8999	08/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363851	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363851	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364681	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364681	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364060	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364060	finding-2261	08/30/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364060	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364057	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364057	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364583	FCRE7495	08/02/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Final XXXX reflects a liability for XXX at $XXX a month with a $XXX balance. The debt is not reflected in the Credit Report. Documentation verifying the obligation was not located in the file. FNMA Guidelines, BX-X.X-XX, Requirements for Credit Reports (XX/XX/XXXX), require written verification of each unreported debt reflected on the application.	Loan contract for XXX	Verification of debt provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304364583	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364583	finding-2962	08/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364582	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364582	finding-2962	09/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364582	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367514	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367514	FCOM8997	08/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366046	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366046	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366046	finding-2962	08/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364680	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364680	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366522	FCRE1193	08/08/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender's XXXX reflects calculation error; approved DTI of XX.XXX% based on total debts of $X,XXX.XX and total income of $X,XXX.XX = XX.XX%.	verification additional income from rent in subject property	Document provided is sufficient. Rental income brings the DTI to acceptable level. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304366522	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365334	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365334	FCOM8997	08/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364678	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364678	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364677	FCRE1193	08/12/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender grossed up the Social Security Award of $XXXX.XX to $XXXX.XX ($XXXX.XX*X.XX). No income tax return documentation was located in the loan file to support the calculated income. Audit calculated the Social Security award as $XXXX.XX*.XX=$XXX.XX*.XX=$XXX.XX+$XXXX.XX=$XXXX.XX.	See page X of credit supplement; Tax transcripts	Document provided is sufficient. Liability omitted, DTI is within guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Exception remains. Received evidence of the SSI non taxed portion. Lender omitted a XXX payment of $XX monthly without supporting documentation. Audited DTI of XX.XX% exceeds Guideline DTI of XX%; Audited DTI of XX.XX% exceeds Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304364677	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364717	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364717	FCOM8997	08/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364675	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364675	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364716	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364716	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364715	FCRE1173	08/05/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing HO-X master insurance policy	HOX master policy	Received master condo policy. Exception Resolved.; HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304364715	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364715	finding-2962	08/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364712	FCRE7495	08/07/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	XXX liability is reflected on the Debt Monitoring Report with a balance of $XXXX.XX. No payment provided. The debt is reflected on the Final XXXX with a payment of $XXX.XX. The Credit Report does not reflect the tradeline. No documentation to support the monthly payment was located in the loan file. Lender to provide a Credit supplement report.	Verif XXX-CARE CREDIT	; Document provided is sufficient. Used X% per guidelines. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304364712	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364711	FCRE1193	08/27/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender included no consumer debts in DTI. Credit report reflects $X,XXX per month in consumer debt payments with no documentation in file to support the omission.	Omission docs	Document provided is sufficient. DTI within guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304364711	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364741	FCOM1231	08/07/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial XXXX is Missing	initial XXXX	The Initial XXXX is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304364741	FCRE7551	08/07/2024	Credit	Missing Doc	Missing XXX Decree	Missing XXX Decree to support Child Support Liability	filed custody agreement	Received XXX decree verifying custody agreement. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304364741	finding-3352	08/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364741	finding-2502	08/07/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364740	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364740	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364881	FCRE1437	07/30/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Retirement Award Letter dated XX/X/XXXX and SSI Award Letter Dated X/XX/XXXX both exceed XXX days requirement of aged documentation per Lender's guidelines. Lender to provide proof of current receipt.	credit expiration information on FNMA does not mention these documents specifically and borrowers that receive this information only get it sent to them once a year. Documentation provided is sufficient to clear. Please escalate to management.	Received guideline verification - Yearly documents (SSA Benefit and retirement) statements do not apply to XXX day rule. Exception Resolved.; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304364881	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364881	finding-2962	07/31/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364738	FCRE7495	08/12/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	File is missing verification of Lease HVAC with monthly payment of $XXX and balance of $XX,XXX which is disclosed on Final XXXX.	Provided the HVAC contract	Received evidence of the HVAC payment. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304364738	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364738	finding-2261	08/09/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366965	FCRE3978	08/12/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Lender has monthly payment for XXX Mosaic LLC #XXXX in the amount of $XXX.XX; Credit Report shows monthly payment of $XXX; unable to locate current statement and or Credit Supplement showing monthly payment of $XXX.XX	The loan agreement shows that the first XX payments are $XXX.XX and then XXX payments at $XXX.XX and last payment of $XXX.XX	Received evidence of correct payment form lender. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304366965	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366965	finding-2962	08/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368441	FCRE1193	08/19/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% Liability installment payment for XXX verified from credit report in the amount of $X,XXX is paid by 'Other' per XXXX, however' no evidence in file to support the statement.	Omission docs	Document provided is sufficient. Liability excluded, DTI within guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304368441	FCRE6019	08/21/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Borrower is a permanent XXX according to final XXXX, however, loan file is missing evidence of lawful permanent residency required by guidelines.	Provided Citizenship documents	Documents provided are sufficient. Exception resolved.; Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304368441	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364829	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364829	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364880	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364880	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375058	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375058	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364879	FCRE1158	08/12/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided . Evidence of insurance in file does not include policy premium.	Hazard Ins with premiium	Received hazard insurance premium, exception resolved. ; Hazard Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304364879	FCOM8997	08/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364935	FCRE1173	08/08/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX master policy	Received the master policy. Exception resolved. ; HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304364935	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364935	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364934	finding-3352	08/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Complaint	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364934	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365193	FCRE8999	08/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365193	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365193	finding-2962	08/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366520	FCRE8999	08/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366520	FCOM8997	08/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365234	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365234	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365234	finding-2962	08/06/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365385	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365385	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365187	FCRE9549	07/31/2024	Credit	Missing Doc	Missing Credit Report Supplement	Debts listed on Final XXXX for XXX #XXXX and XXX not listed on credit report and XXX #XXXX listed with a higher payment. Lender to provide documentation to support payments.	Statement	Received Time share documentation. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304365187	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365333	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365333	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365394	FCOM8997	07/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365394	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368162	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368162	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365384	FCRE1193	08/26/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Audited Income less than lender disclose, need full tax returns to evaluate any increased for the social security income	Returns are only X pages.	Document provided is sufficient. DTI within guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304365384	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365329	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365329	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366518	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366518	FCRE8999	08/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365344	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365344	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365382	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365382	finding-2962	08/06/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365382	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369695	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369695	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368416	FPRO1500	08/15/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing Lender Disclosed HOA fees, missing supporting documentation on file.	Has a neighborhood fee of $XXX/year	Document provided is acceptable. HOA documentation is verified. Exception resolved.; HOA Questionnaire Provided	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304368416	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368416	FCOM8997	08/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365378	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365378	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365378	finding-2962	08/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365374	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365374	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365373	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365373	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365373	finding-2502	08/21/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366043	finding-3352	08/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366043	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365372	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365372	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365371	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365371	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369567	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369567	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365503	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365503	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365615	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365615	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368250	FCOM8997	08/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368250	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365614	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365614	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368781	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368781	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366040	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366040	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366417	FCRE1193	08/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender did not included payments on all student loans and failed to provide a Student Loan Agreement repayment plan. Auditor calculated minimum payments based on seller guide.	Student loan	Document provided is sufficient. Student loans can be excluded from DTI calculations. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304366417	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366036	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366036	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366035	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366035	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366159	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366159	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367172	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367172	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368575	FCRE1347	08/13/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Xrd party verif prior to closing	Received the VOE for BX. Exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304368575	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368575	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366608	finding-3352	08/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366608	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369566	FCRE7496	08/27/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	XXX scan for HOA dues does not reflect the subject property address. Verification of HOA dues is required for the subject property.	Provided HOA fee on subject property	Document provided is sufficient. HOA fee documented. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304369566	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369661	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369661	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366536	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366536	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366607	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366607	finding-2502	08/12/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366607	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368436	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368436	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366986	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366986	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366963	FCRE1193	08/26/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender excluded XXX auto payment of $XXX per month with no documentation to support the omission. XXXX reflects excluded as paid by business supported by XX months business bank statements.	XXX shows as XXX payment on bank statement. company merged.	Document provided is sufficient. DTI is within guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304366963	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371791	FCRE3653	09/03/2024	Credit	Missing Doc	Missing letter of explanation	Loan was underwritten as investment property, but the Affidavit of Occupancy in file states the borrower will be occupying as primary residence.	The affidavit obtained at closing shows that the property is an investment property.	Received occupancy statement verifying investment. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304371791	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369972	finding-2838	08/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369972	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369972	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366606	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366606	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368574	FCRE1764	08/26/2024	Credit	Missing Doc	Missing Verification of Mortgage	Verification of primary residence balance and principle, interest and escrow payments not provided and liability is not reflected within the credit report.	Provided the mortgage statement	Document provided is sufficient. Mortgage statement acceptable. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304368574	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366974	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366974	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367171	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367171	finding-2502	08/27/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367171	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366973	FCRE9549	08/07/2024	Credit	Missing Doc	Missing Credit Report Supplement	Missing supporting documentation to verify new debt acquired by borrower from XXX ($XXX.XX monthly payment per final XXXX)	XXX debt (new car loan)	Received evidence of new car loan payment. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304366973	finding-3352	08/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear this condition	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366920	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Verified Notary Date is XX/XX/XXXX.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366920	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Verified Notary Date is XX/XX/XXXX.	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366918	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366918	FCOM8997	08/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378862	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378862	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366985	FCRE1164	08/12/2024	Credit	Missing Doc	Flood Insurance Policy Missing	Missing Flood Insurance Policy Missing evidence of the condo association's flood policy.	Master Flood ins cert	Received the master flood policy. Exception resolved. ; Flood Insurance Policy is fully present; Missing Flood Insurance Policy	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304366985	FCRE1173	08/12/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing the master insurance policy of the condo association.	HOX master policy	Received hte missing Master policy, Exception resolved.; HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304366985	FCRE7496	08/12/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing evidence of HOA dues on subject property.	HOA Statement	Received evidence of HOA payment. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304366985	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369495	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369495	finding-2261	08/23/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369495	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367169	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367169	finding-2962	08/16/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367169	FCRE8999	08/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367804	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367804	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367968	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304367968	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370597	FVAL9739	08/28/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The required Property Condition Inspection report is missing from the loan file.	PCI	Documentation provided is sufficient. Exception resolved.; Property/Appraisal Meets Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304370597	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370597	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368027	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368027	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368731	FCRE3978	08/30/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Unable to locate current statement for XXX #XXXX showing balance of $XXX and minimum payment of $XXX	LOX	Received missing LOX for revolving payment. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304368731	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368025	FCRE1159	08/13/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	hazard ins XX to XX	Received evidence of active hazard insurance. Exception resolved. ; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304368025	FCRE1193	08/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% Lender did not include the $XXX.XX monthly installment loan with XXX #XXXX reflected on the credit report.	Debt belongs to the XXX	Received evidence of ex spouse paying excluded debt. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304368025	FCOM8997	08/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368247	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368247	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368414	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368414	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371664	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371664	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368522	finding-3352	08/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368522	FCRE8999	08/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368571	finding-3352	08/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Complaint	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368571	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368569	FCRE7495	08/13/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing evidence that XXX. #XXXX has been paid off as it has been excluded, and missing documents for the new loan with XXX #XX-XX with a monthly payment of $XXX.XX per month, and balance of $XX,XXX.XX.	XXX bank loan number ending in XXXX paid off with trade in by XXX, provided screen shot of XXX bank account ending in XXXX as having a zero balance and provided screen shot of XXX showing new loan with payment of XXX.XX with a balance of $XXXXX.XX new loan number XXXXXX-XX	Received evidence of the new car payment. Exception resolved. ; Received evidence of the XXX statement new carp payment. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304368569	FCRE3978	08/12/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing Letter of Explanation for credit inquiries: XXX XX/XX/XX; XXX XX/XX/XX.	LOX for explanation on credit inquiry for XXX/auto universe	Received missing LOX. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304368569	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368568	FCRE7496	08/12/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing proof of HOA payment used to qualify in the amount of $XX.XX.	Provided email from HOA office verifying the HOA dues and frequency	Verification of HOA provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304368568	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368567	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368567	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368565	finding-3352	08/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368565	FCRE8999	08/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368562	FCOM8997	08/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368562	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368559	FCRE1173	08/26/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing HO-X Master Insurance Policy	provided the HOX master policy	Document provided is sufficient. HXX policy acceptable. Exception resolved.; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304368559	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368729	FCRE1440	08/13/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Mortgage statement in file for primary residence located at XXX does not break down the amounts for taxes and insurance; the amount reflect a PITI of $X,XXX.XX, but the figure on the credit report, XXXX and XXXX is $X,XXX.XX. No Hazard policy in file for this address. Need documentation of the taxes and insurance amounts for the primary residence.	Provided taxes and insurance	Housing History Meets Guideline Requirements; Housing History Does Not Meet Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304368729	FCOM8997	08/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369660	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369660	finding-2502	09/04/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369660	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371653	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371653	finding-2962	08/14/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371653	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369565	FCRE1324	09/17/2024	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed. Missing Borrower Signature	Provided signed and dated tax return	Document provided is sufficient. Exception resolved.; Borrower X Tax Returns Are Signed	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304369565	FCRE1354	09/17/2024	Credit	Income/Employment	Borrower 2 Tax Returns Not Signed	Borrower X Tax Returns Not Signed. Missing Borrower Signature	Provided signed and dated tax return	Document provided is sufficient. Exception resolved.; Borrower X Tax Returns Are Signed or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304369565	FCOM8997	09/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368728	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368728	finding-2978	09/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368728	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378624	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378624	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371571	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371571	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368777	FCRE1193	08/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender grossed up whole Social Security income by XX% with no evidence in file to verify non-taxable income. Audit recalculated income using XX% non-taxable income per FNMA.	Tax transcripts	Received evidence of SSI taxable amount. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304368777	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369490	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369490	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369422	FCOM1604	08/19/2024	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXXX.XX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Missing supporting documentation to verify borrower's liability to XXX with monthly payment of $XXX.XX	the $XXX.XX is the average monthly payment during the XX year contract, provided XXX contract	Document provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304369422	FCRE7495	08/22/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing supporting documentation to verify borrower's liability to XXX with monthly payment of $XXX.XX.	XXX Doc	Document provided is sufficient. XXX lease documented. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304369422	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369421	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369421	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369742	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369742	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369955	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369955	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371790	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371790	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369489	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369489	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369488	finding-3352	08/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369488	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369508	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369508	FCRE8999	08/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369555	FCRE7496	08/09/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Final XXXX and XXXX reflects HOA dues of $XX.XX a month. No HOA statement was located in the loan file. A HOA statement is required to verify the obligation.	verif hoa fee	Document provided is sufficient. Verification of HOA payment supports monthly dues. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304369555	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369954	finding-2838	08/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
								While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369954	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369954	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369562	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369562	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369741	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369741	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369658	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369658	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370620	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370620	FCRE8999	09/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369691	FCOM1223	08/27/2024	Credit	Closing	The Deed of Trust is Not Executed	The Deed of Trust is Not Executed is missing borrower signatures.	Provided the DOT; Provided DOT	Document provided is sufficient. Executed DOT acceptable. Exception resolved.; The Deed of Trust is Executed; DOT provided is notarized but not signed by the Borrowers. Need the Borrowers signatures on the DOT. Exception remains.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304369691	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369740	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369740	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374954	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374954	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370724	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370724	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369952	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369952	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370719	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370719	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369951	FPRO1500	08/15/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing HOA Maintenance Fee documentation missing on file.	verif hoa fee XXX	Document provided is sufficient. HOA document acceptable. Exception resolved.; HOA Questionnaire Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304369951	FCRE7495	08/15/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	File is missing verification of Child Support obligation of $XXX.XX per month disclosed by Borrower.	Provided child support order	Document provided is sufficient. Child support documentation supports amount in liabilities. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304369951	FCOM8997	08/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369969	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369969	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369967	FCRE1193	08/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX.XX% exceeds Guideline DTI of XX% - No documentation in file to support the exclusion of student loan (XXX #XXX) with monthly payment of $XXX from DTI by Lender.	verif student loan zero payment	Received evidence of student loan payment amount. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304369967	FCRE1158	08/13/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided - Homeowners insurance policy not signed by authorized representative	hazard declarations	Received updated hazard policy. Exception resolved. ; Hazard Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304369967	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369966	FCRE7496	08/15/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing supporting documentation to verify subject property HOA payment	verif hoa dues	Document provided is sufficient. HOA dues supported by letter. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304369966	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304372059	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304372059	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370617	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370617	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381947	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381947	FCRE8999	10/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370781	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370781	finding-2962	08/16/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370781	FCRE8999	08/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370721	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370721	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371663	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371663	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371662	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371662	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371789	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371789	FCOM8997	08/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371734	FCOM1262	08/27/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing The ROR is missing from the loan file.	Executed RTCs received from settlement agent were invalid. Re-opened rescission.	ROR documents provided; new ROR period given to borrower; exception resolved; Right of Rescission is Provided	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304371734	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371961	FVAL3825	09/09/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	XXX was declared a major disaster on XX/XX/XXXX. The effective period for declaration was from XX/XX/XXXX thru XX/XX/XXXX. The appraisal date is XX/XX/XXXX and subject loan closing disbursement date is XX/XX/XXXX. A post disaster condition inspection with pictures is required. Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	FEMA	Document provided is sufficient. Exception resolved.; Property Inspection Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304371961	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371482	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371482	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371543	FCOM9932	08/19/2024	Compliance	Missing Doc	Missing Mortgage	Missing page XX of the Mortgage.	DOT all pages	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304371543	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371541	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371541	finding-2962	08/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371541	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376096	FCRE1193	09/16/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The lender grossed up the entire SSI by XX%. However, there is no evidence in file that the lender verified the amount of the non-taxable income with tax returns. Therefore, according to FNMA Selling Guide if non-taxable income is not verified only XX% of the SSI can be grossed up XX%. The calculated SSI is $XXXX.XX (XXX), which is a variance of $XXX.XX per month, which exceeds DTI over maximum of XX% and concludes the borrower would not have qualified for subject transaction.	tax transcripts	Received missing tax transcripts to verify SS income gross up. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304376096	finding-3352	09/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371788	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371788	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374806	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374806	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371651	FCRE6019	08/15/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Patriot Act Form ID expiration date is missing or expired.	Attached Valid Patriot with copy of ID	Document provided is sufficient. ID verified. Exception resolved.; Borrower X Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304371651	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304372058	FCRE1440	09/13/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing evidence of housing history.	Provided credit supplement	Document provided is sufficient. Housing history acceptable. Exception resolved.; Housing History Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304372058	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371960	FCRE7551	09/19/2024	Credit	Missing Doc	Missing XXX Decree	Missing XXX Decree to verify Child Support and Alimony obligations, as well as evidence that XXX and it's corresponding mortgage with Penny Mac was either awarded to ex-spouse or evidence the property was sold.	provided the XXX decree	Document provided is sufficient. Exception resolved.; Received missing XXX decree. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304371960	finding-3430	09/19/2024	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is XX.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction. compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371781	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371781	finding-2962	08/27/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371781	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371778	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371959	FCRE7495	08/16/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Final XXXX relfects a payment of $XX.XX with an $XX,XXX.XX balance to XXX. The credit repositories are not reporting the tradeline. Supporting documentation is required to verify the debt.	XXX Contract agreement	Document provided is sufficient. XXX lease contract supports payment listed on the XXXX. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304371959	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371773	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371773	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373378	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373378	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373286	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373286	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371850	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371850	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371850	finding-2962	08/20/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371771	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371771	FCRE8999	08/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371847	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371847	finding-2502	09/06/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371847	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375018	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375018	finding-2978	08/16/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

								While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375018	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373301	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373301	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371992	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371992	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304372095	FCOM1220	08/16/2024	Credit	Closing	The Deed of Trust is Missing	The Deed of Trust is Missing	DOT	Document provided is sufficient. Mortgage supports required documentation. Exception resolved.; The Deed of Trust is Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304372095	FCOM1227	08/16/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	PUD rider	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Document provided is sufficient. PUD Rider is acceptable. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304372095	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304372126	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304372126	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304372123	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304372123	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375057	FCOM8997	09/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375057	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374793	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374793	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382679	FCRE1173	09/08/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	provided the HOX Master policy	Received missing Master Policy. Exception resolved. ; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304382679	FCOM8997	09/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373297	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373297	finding-3352	09/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375017	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375017	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373377	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373377	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373376	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373376	finding-2962	08/29/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373376	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374792	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374792	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378688	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378688	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374791	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374791	finding-2962	08/20/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374791	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375056	FCRE1336	08/23/2024	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing	XXX award letter provided	Document provided is sufficient. Exception resolved.; Borrower X Award Letter Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304375056	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374789	FCRE1437	08/31/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing most recent Paystub for XXXX covering at least XX days YTD, Lender only submitted XXXX and XXXX end of year paystubs.	Paystubs	Income and Employment Meet Guidelines	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304374789	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375812	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375812	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376095	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376095	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375016	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375016	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375015	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375015	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375118	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375118	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383113	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383113	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304397997	FVAL3825	10/17/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA Major Disaster Declaration was declared X/XX/XXXX and Incident Period was dated X/XX/XXXX. AVM provided dated X/XX/XXXX and Property Condition Inspection dated X/XX/XXXX, per guidelines if Property Condition Inspection provided was obtained prior to the incident date it can be used, and the Property Disaster Inspection is not required. Property Condition Inspection does not provide the time the inspection was pulled and unable to determine the time of the disaster.	PDI	Document provided is sufficient. Exception resolved.; Property Inspection Provided.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304397997	FCOM8997	10/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304397997	FCRE8999	10/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375811	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375811	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376314	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376314	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376250	FCRE7495	08/28/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Two debts with the same creditor, XXX, are reflected on the Final XXXX, both ending in account number XXXX. There are no corresponding tradelines reported to the credit repositories. The Debt Monitoring report flagged a XXX trade, #XXX, with a balance of $XXX and a payment of $XXX.XX. There is no additional documentation present in the loan file to support the liabilities. A Credit Supplement or Statements are required to validate the terms of the debt obligations.	provided XXX loan agreement. XXXX shows two loans with XXX with the same loan number but different loan amounts. This is all the same loan, the different loan amounts are taken from the loan agreement, one is the finance charge amount and the other is the amount financed amount.	Document provided is sufficient. Duplicate entry on XXXX. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304376250	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376250	finding-2962	08/27/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376369	FCRE1158	08/27/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Hazard Insurance Policy reflects the amended policy is effective XX/XX/XXXX, which is after the note date of XX/XX/XXXX.	HOI prior to closing	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Policy is fully present; Hazard Insurance Policy Partially Provided	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304376369	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375810	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375810	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376094	FCRE1173	08/28/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX Master Policy	Document provided is sufficient. HXX policy in effect. Exception resolved.; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304376094	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376457	finding-3352	09/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376457	finding-2978	09/16/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376249	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376249	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376119	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376119	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376092	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376092	FCRE8999	08/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376288	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376288	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376313	FCRE7495	09/21/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing supporting documentation for XXX Installation Inc with a monthly payment of $XXX.XX, which was included in the total DTI and reflected on the final loan application XXXX, but unable to verify the liability.	XXX	; Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304376313	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378871	FCRE6914	09/19/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing USA Patriot Act Form is present but its missing ID expiration date.	Provided the Patriot act form	Document provided is sufficient. Exception resolved.; Borrower X Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378871	FCOM8997	09/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376453	FCRE1195	09/04/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.X% exceeds Guideline CLTV of XX% Guidelines state a maximum XX% CLTV and HCLTV for cash-out on a Principal Residence with a credit score of XXX-XXX. Borrower's Qualifying FICO is XXX. Subject loan CLTV/HCLTV is XX.X%. An Exception to the CLTV/HCLTV Guideline was not located in the loan file. A CLTV/HCLTV Exception to XX% is required.	Audited CLTV of XX.X% is less than or equal to Guideline CLTV of XX%	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	09/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304376453	FCRE1196	09/04/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.X% exceeds Guideline HCLTV of XX% Guidelines state a maximum XX% CLTV and HCLTV for cash-out on a Principal Residence with a credit score of XXX-XXX. Borrower's Qualifying FICO is XXX. Subject loan CLTV/HCLTV is XX.X%. An Exception to the CLTV/HCLTV Guideline was not located in the loan file. A CLTV/HCLTV Exception to XX% is required.	Audited HLTV of XX.X% is less than or equal to Guideline HCLTV of XX%	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	09/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304376453	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376451	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376451	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376450	FCRE1173	08/31/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX Master Policy	Document provided is sufficient. HXX policy is in effect. Exception resolved.; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304376450	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376448	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376448	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379945	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379945	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378622	FVAL9739	08/23/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: A Property Condition Report is required on all loans utilizing an AVM for valuation. The Property Condition Report is missing from the loan file.	PCI	Document provided is sufficient. PCI report acceptable. Exception resolved.; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378622	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378622	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376529	FCRE7495	09/12/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	File is missing the most recent XX-months banks statements or cancel checks showing the other party is making the payments for XXX #XXX (mortgage).	XXX decree shows that the ex-spouse is responsible for the property.	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304376529	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379493	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379493	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385651	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385651	FCRE8999	09/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376605	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376605	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376617	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376617	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378717	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378717	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378621	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378621	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379675	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379675	finding-2502	09/24/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379675	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378685	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378685	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378824	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378824	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378823	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378823	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381249	FCRE1195	09/23/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381249	FCRE1196	09/23/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381249	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378854	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378854	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382850	FCRE1193	09/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Audit calculated Social Security Benefit: $XXXX.XX ($XXXX.XX*.XX*.XX=$XX.XX+$XXXX.XX=$XXXX.XX). Lender calculated Social Security Benefit: $XXXX.XX ($XXXX.XX*X.XX=$XXXX.XX). No documentation was located in the loan file that supports the Social Security Benefit was non-taxable and warranted an adjusted gross-up of XX%. The XXXX XXXX or other documentation that addresses the non-taxable status is required to validate the XX% gross-up of the Social Security Benefit.	tax transcripts	Received missing transcripts to verify non taxes SS income. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304382850	finding-3352	09/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378968	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378968	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379506	FCOM8997	08/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379506	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381177	FCRE1193	10/22/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI exceeds guidelines due to using monthly rental income of $X,XXX as stated on the Appraisal's Operating income; did not use rental income $X,XXX for Xnd unit as Xnd was not leased in XXXX and would need evidence of two consecutive bank statements for existing lease agreement or copies of the security deposit and first month's rent check per guidelines, resulting in a higher negative rental income. Secondly, Lender omitted XXX of XXX #XXXX with a balance of $XX,XXX & XXX of XXX #XXXX with a balance of $X,XXX; unable to locate documentation to support the omission per guidelines. Student loans are in deferment, used X% of outstanding balance to calculate minimum payment	Lease agreements and omission docs. Copies of security deposit checks and bank statements are not required per FNMA.	Documents provided are sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381177	FCOM8997	10/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378966	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378966	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379082	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379082	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378985	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378985	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379655	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379655	FCOM8997	09/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379670	finding-2838	09/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
								While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379670	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379670	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379504	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379504	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381645	FCRE1195	09/17/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.X% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XX.X% is less than or equal to Guideline CLTV of XX%	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381645	FCRE1196	09/17/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.X% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XX.X% is less than or equal to Guideline HCLTV of XX%	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381645	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379783	FCRE7810	09/18/2024	Credit	Title	Title issue	Title shows an "Other" possible lien and/or judgment dated and recorded prior to the Xst lien. Missing evidence this has been released and does not cloud lien position.

Doc Type: Other
Instrument No. XXXX-XXXXXXX
Dated: XX/XX/XXXX
Recorded: XX/XX/XXXX	Provided the updated property report	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304379783	FCOM8997	09/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379782	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379782	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379781	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379781	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379936	FCRE1173	09/06/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Hazard policy for Borrower and Subject Property does not reflect a premium payment. Documentation is required to validate the payment of the policy by a Xrd party or evidence the Subject Property is covered by a walls-in Master Policy.	Provided HOX property policy	Received missing hazard insurance policy. Exception resolved. ; HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304379936	finding-3352	09/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381248	FCRE8999	09/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381248	finding-3352	09/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381248	finding-2261	09/16/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380851	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380851	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380769	FCRE1199	09/17/2024	Credit	Eligibility	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX	Provided the HELOAN platinum matrix; Mid credit score is XXX and CLTV is XX%, per matrix anything under XX% CLTV you can have a loan amount up to $XXX,XXX	Document provided is sufficient. Exception resolved.; Audited Loan Amount of $XXXXXX is less than or equal to the Guideline Maximum Loan Amount of $XXXXXX; Please provide updated guidelines. This loan closed on X/XX/XXXX. The XXX guidelines we have are dated X/XX/XXXX, and reflect a max loan amount of $XXX,XXX.XX. Condition remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304380769	FCRE3978	09/17/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Lender has a liability from XXX #XXXX with a minimum payment of $XXX and an outstanding balance of $XXX & XXX #XXX with a minimum payment of $XX & outstanding balance of $XXX; unable to locate current statement and or Credit Supplement showing minimum payment due, outstanding balance and credit limit	Credit supp	; Document provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304380769	FCOM8997	09/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380628	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380628	FCOM8997	09/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380755	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380755	finding-2962	08/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380755	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381176	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381176	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384390	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384390	finding-2962	09/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384390	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380794	FCRE1328	08/30/2024	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing. Per guidelines, The borrower’s recent paystub and IRS W-X forms or transcripts covering the most recent X year period are required, however, loan is missing W-X or transcripts.	Provided year end pay stubs in place of WX	Received year end paystub. Exception resolved. ; Borrower X WX/XXXX Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304380794	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381582	FCRE9814	09/10/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement Borrowers signed the Note and Mortgage as Individuals and as Trustee for the XXX Trust. A copy of the Trust is required. or Certificate of Trust.	Provided the trust agreement	Document provided is sufficient. Exception resolved.; Trust Agreement Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304381582	finding-2838	09/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381582	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381171	finding-3352	09/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381171	FCRE8999	09/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381618	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381618	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382016	FCRE1195	09/12/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.		Audited CLTV of XX% is less than or equal to Guideline CLTV of XX%	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304382016	FCRE1196	09/12/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.		Audited HLTV of XX% is less than or equal to Guideline HCLTV of XX%	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304382016	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381159	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381159	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381245	FCRE7810	09/25/2024	Credit	Title	Title issue	Title Search reflects a closed end lien with XXX., a bail bond insurance provider, recorded XX.XX.XXXX, in the amount of $XXX,XXX.XX. Documentation of release or subordination of the lien is required.	XXX is the XXX account that was paid off at closing.	Received evidence of bond paid off at closing with this transaction. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381245	finding-3352	09/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381245	finding-2962	09/26/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381801	FCRE1195	09/12/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381801	FCRE1196	09/12/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381801	FCRE7495	09/12/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Final XXXX reflects an installment account for XXX with a monthly payment of $XXX.XX and a balance of $XX,XXX.XX. No supporting documentation of the liability was located in the loan file. Validation of the terms of the XXX obligation is required.	lease	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304381801	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381801	finding-2962	09/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381946	FCRE1195	09/11/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381946	FCRE1196	09/11/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381946	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381946	finding-2962	09/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381287	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381287	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381644	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381644	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382099	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382099	finding-2962	09/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382099	FCRE8999	09/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385600	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385600	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381945	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381945	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381966	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381966	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382287	FCRE8999	09/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382287	finding-3352	09/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382007	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382007	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382068	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382068	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382004	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382004	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382171	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382171	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382776	FCRE1195	09/20/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% Borrower's FICO is XXX and meets Guidelines FICO with XX% LTV max which is lower than loan LTV of XX.XX%		Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304382776	FCRE1196	09/20/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% Borrower's FICO is XXX and meets Guidelines FICO with XX% LTV max which is lower than loan LTV of XX.XX%		Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304382776	finding-3352	09/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382098	FCRE1195	09/12/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304382098	FCRE1196	09/12/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304382098	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382098	finding-2962	09/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382404	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382404	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384273	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384273	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384227	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384227	finding-3352	09/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382402	finding-3352	09/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382402	finding-2962	09/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382402	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382345	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382345	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382344	finding-3352	09/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382344	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385101	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385101	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382537	finding-3352	09/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382537	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382535	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382535	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382676	FCRE1193	09/18/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%. Lender did not use X% of outstanding balance to calculate monthly minimum payment for student loans in deferment.	Student loans	Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304382676	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382792	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382792	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382683	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382683	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382775	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382775	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384226	FCRE7495	09/25/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing documentation to verify borrower's student loan debt to Ascendum with monthly payment of $XXX.XX and balance of $XX,XXX.XX per final XXXX.	Provided the XXX rehablilitation agreement	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304384226	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384226	finding-2978	09/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383100	finding-3352	09/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383100	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392999	FCOM8997	09/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392999	FCRE8999	09/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382901	finding-3352	09/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382901	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304390669	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304390669	FCRE8999	10/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383076	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383076	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383112	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383112	finding-3352	09/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383208	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383208	finding-2261	09/17/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383208	FCRE8999	09/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385465	FCRE1195	09/23/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.X% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XX.X% is less than or equal to Guideline CLTV of XX%	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385465	FCRE1196	09/23/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.X% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XX.X% is less than or equal to Guideline HCLTV of XX%	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385465	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384353	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384353	FCOM8997	09/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384225	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384225	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384224	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384224	finding-2962	09/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384224	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384352	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384352	FCRE8999	09/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384272	FCOM8997	09/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384272	FCRE8999	09/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384223	finding-3352	09/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384223	finding-2962	09/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384223	FCRE8999	09/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384270	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384270	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384389	FCOM8997	09/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384389	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384269	FCRE1173	09/23/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	Provided HoX master policy	Document provided is sufficient. Exception resolved.; HO-X Master Insurance Policy is fully present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304384269	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384349	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384349	finding-2261	09/23/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384349	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384268	FCRE7496	09/24/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	The XXXX in loan file reflects borrower pays $XX per month in HOA Dues for subject property, however no evidence in file to verify HOA Dues.	Recent sale in the neighborhood confirms HOA dues of $XX a month	Received evidence of the HOA dues. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304384268	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384266	FCRE9814	09/18/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement	provided the trust agreement	Document provided is sufficient. Exception resolved.; Trust Agreement Meets Guideline Requirements; Missing Trust Agreement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304384266	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384717	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384717	finding-2978	09/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384717	FCRE8999	09/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384388	FCRE1173	09/21/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	Provided the HoX master policy	Document provided is sufficient. Exception resolved.; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304384388	finding-3352	09/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384388	finding-2962	09/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384670	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384670	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384914	finding-3352	09/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384914	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385247	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385247	FCOM8997	09/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384715	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384715	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398378	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398378	finding-2962	10/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398378	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384913	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384913	FCOM8997	09/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385073	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385073	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385072	finding-3352	09/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385072	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384954	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384954	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384953	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384953	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385071	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385071	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385099	FCRE1195	09/22/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XX% is less than or equal to Guideline CLTV of XX%	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385099	FCRE1196	09/22/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XX% is less than or equal to Guideline HCLTV of XX%	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385099	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385099	finding-2502	09/23/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385054	FCRE1437	10/17/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Unable to verify 'Other Base Income' reflected on the Final XXXX and XXXX in the amount of $X,XXX.XX due to missing income documentation.	The additional income was listed on error. Please see the attached correction.	Document provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	10/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385054	FCOM8997	10/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385176	FCRE1195	09/19/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% Guidelines require a minimum credit score of XXX for loans up to XX% CLTV/HCLTV. The borrowers' qualifying credit score is XXX. No Lender Exception was located in the loan file.	Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385176	FCRE1196	09/19/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% Guidelines require a minimum credit score of XXX for loans up to XX% CLTV/HCLTV. The borrowers' qualifying credit score is XXX. No Lender Exception was located in the loan file.	Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385176	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385176	finding-2962	09/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385070	finding-2838	09/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385070	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385070	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385098	FCRE9814	09/18/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement The borrower executed the Note and Deed of Trust as Trustee of the XXX. No supporting documentation of the Trust was located in the loan file. The Trust Agreement or Certification is required.	Trust	Document provided is sufficient. Exception resolved.; Trust Agreement Meets Guideline Requirements	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304385098	FCRE7495	09/18/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Final XXXX reflects a monthly lease to XXX with a payment of $XXX.XX and a balance of $XX,XXX.XX. A lease agreement could not be located in the loan file. Supporting documentation is required to validate the terms of the liability.	lease	Document provided is sufficient. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304385098	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385598	FCRE1328	09/24/2024	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing. Per guidelines most recent Xyrs W-X are required. The loan file only contains most recent paystubs and a VVOE.	provided XXXX and XXXX WXs	Documents provided are sufficient. Exception resolved.; Borrower X WX/XXXX Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304385598	FCRE7495	09/25/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Lender included payment in the amount of $XXX.XX to XXX; unable to locate Credit Supplement or documentation verifying terms, payment history, minimum payment and balance.	Provided XXX PPA agreement	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304385598	FCOM8997	09/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385097	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385097	finding-2261	09/18/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385097	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385162	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385162	FCOM8997	09/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385219	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385219	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385496	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385496	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385495	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385495	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385246	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385246	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385463	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385463	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386546	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386546	FCRE8999	09/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385291	FCRE1193	09/26/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% There are two educational loans on the credit report with no minimum payment; when taking X% of the balance as a payment, the resulting minimum payments are $XX.XX and $XX.XX. Additionally, there are two accounts, one from XXX with a minimum payment of $XXX.XX, and one from XXX for $XXX.XX on the report not added to the XXXX and XXXX. Finally, there is a XXX account with a minimum payment of $XXX.XX on the report, but listed as only $XX.XX on the XXXX. Total difference in minimum payments is $XXX.XX, which results in a DTI of XX.XX, exceeding the XX% maximum.	omission and credit docs	Received evidence of final CD paying off debts in question along with XXX documenting no payments required at this time and balance paydown for XXX. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385291	finding-3352	09/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385612	FCRE1196	09/23/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385612	FCRE1195	09/23/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385612	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385450	FCRE7496	09/20/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	No evidence in file verifying the HOA Dues monthly payment of $XX.XX.	HOA statement	Received evidence of the HOA dues. Exception resolved.; Received evidence of the HOA dues. Exception resolved. ; Received evidence of the HOA dues. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304385450	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386609	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386609	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304390415	FCRE1328	09/23/2024	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing. Missing XXXX W-X or WVOE or transcripts for current and previous employer; per guidelines documents needed to cover the most recent Xyr history, only XX-months have been provided.
Provided the XXXX XXXX form	Document provided is sufficient. Exception resolved.; Borrower X WX/XXXX Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304390415	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385650	FCRE1195	09/25/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% Per guidelines dated X/XX/XXXX as we have not received updated guidelines from lender. The borrower does not qualify for this transaction with a FICO score of XXX. As the guidelines allow a maximum CLTV of XX% with a FICO score below XXX.	Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385650	FCRE1196	09/25/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% Per guidelines dated X/XX/XXXX as we have not received updated guidelines from lender. The borrower does not qualify for this transaction with a FICO score of XXX. As the guidelines allow a maximum CLTV of XX% with a FICO score below XXX.	Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385650	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385490	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385490	FCRE8999	10/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385544	FCRE1437	09/25/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The borrower is being qualified utilizing $X,XXX.XX per month in Capital Gains. However, per FNMA Selling Guidelines, Capital Gains is usually a one-time transaction and should not be considered as part of the borrower's table monthly income, unless the borrower provides current evidence that they own additional property or assets that can be sold if extra income is needed to make future mortgage loan payments. Further, due to the nature of this income documentation of the asset ownership must be in compliance with the allowable age of credit document policy. None of which were located in the loan file.	capital gains income-XXXXs, statements and XXXX & XXXX tax returns	Documents provided are sufficient. Exception resolved.; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385544	FCOM8997	09/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385529	FCRE1195	09/18/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385529	FCRE1196	09/18/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304385529	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388448	FCRE8999	10/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388448	FCOM8997	10/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385647	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385647	finding-2962	09/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385647	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385646	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385646	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386992	finding-3352	09/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386992	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385643	FCRE8999	09/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385643	FCOM8997	09/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385641	finding-3352	10/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385641	finding-2962	10/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385641	FCRE8999	10/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385639	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385639	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387774	FCRE7495	09/23/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing supporting documentation for XXX debt of $XXX.XX which Lender included in DTI .	Provided the XXX agreement	Received evidence of the XXX agreement. Exception resolved.; Received evidence of the XXX agreement. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304387774	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387774	finding-2962	09/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386390	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386390	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387084	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387084	FCRE8999	09/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387083	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387083	FCOM8997	09/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387773	finding-3352	09/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387773	finding-2962	09/20/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387773	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387258	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387258	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387141	FCRE8999	09/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387141	FCOM8997	09/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387772	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387772	FCRE8999	10/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388660	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388660	FCRE8999	10/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	10/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392131	FCRE9814	10/18/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement Borrowers executed the Note and Deed of Trust as Individual and as Trustee of the XXX, dated XX/XX/XXXX. The Trust document was not located in the loan file. A Trust Certification or a copy of the Trust Document is required to validate the Trustees and authorization to transact the subject loan, and, ensure it meets FNMA guidelines.	Provided the trust agreement	Document provided is sufficient. Exception resolved.; Trust Agreement Meets Guideline Requirements	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392131	FCRE1204	10/18/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The Fraud Report reflects a High Risk alert for the Borrowers' mailing address as it is not a P.O. Box. There is no Box or Unit Number reflected on the Final XXXX. The Fraud Report also request a Letter of Explanation and to determine ownership. No documentation was located in the loan file to indicate the mailing address was researched. Documentation is required to clear the high risk alert for the mailing address of XXX.	Provided the LOX regarding the PO Box	Explanation provided is sufficient. Exception resolved.; All Fraud Report Alerts have been cleared or None Exist	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392131	FCRE7495	10/18/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Final XXXX reflects a payment of $XXX.XX to XXX, with a balance of $XX,XXX.XX. The obligation is not reflected in the Borrowers' credit file. No documentation was located in the loan file to support the monthly payment or balance. FNMA requires written verification of each unreported debt to document the terms of repayment, Section BX-X.X-XX, Unreported Debt.	Provided the XXX agreement and bil	Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392131	FCOM8997	10/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387984	finding-3352	09/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387984	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405449	finding-3352	10/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405449	FCRE8999	10/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388155	FCRE9814	09/24/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement	Provided the Trust agreement	Document provided is sufficient. Exception resolved.; Trust Agreement Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304388155	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388659	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388659	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388605	FCRE1195	09/25/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XX% is less than or equal to Guideline CLTV of XX%	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304388605	FCRE1196	09/25/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XX% is less than or equal to Guideline HCLTV of XX%	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304388605	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388605	finding-2261	09/24/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304390455	finding-3352	10/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304390455	finding-2261	10/25/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML Compliant This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304390455	FCRE8999	10/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398512	finding-3352	10/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398512	FCRE8999	10/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398655	FCRE7497	10/21/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The loan file is missing verification of monthly taxes for non-subject property XXX.	provided tax bill for XXX	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304398655	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304391841	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304391841	finding-2962	10/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304391841	FCRE8999	10/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392124	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392124	FCRE8999	10/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	10/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304393102	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304393102	FCRE8999	10/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304393034	FCRE1204	10/15/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Foreclosure or deed in lieu of foreclosures reflected on Fraud Report. No LOE found in file.	Provided XXX pro transaction history	Document provided is sufficient. Exception resolved.; All Fraud Report Alerts have been cleared or None Exist	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304393034	finding-3352	10/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398270	FCRE8999	10/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398270	finding-3352	10/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398270	finding-2962	10/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392610	FCRE7495	10/24/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	The final XXXX reflects a debt with XXX being paid off at closing, however, there is no evidence of this debt, as it is not reflected on the credit report.	Provided the XXX college invoice	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392610	finding-3352	10/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304393694	FCRE1336	10/17/2024	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing The borrower VA compensation award letter with monthly income $XXXX/m not in the loan file and income could not be utilized, because acceptable income documentation is required.	provided the XXX compensation of $XXXX	Document provided is sufficient. Exception resolved.; Borrower X Award Letter Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	10/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304393694	finding-3352	10/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400674	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400674	FCRE8999	10/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396772	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396772	FCRE8999	10/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401947	FCRE8999	10/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401947	FCOM8997	10/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396306	FCRE1440	10/24/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements - Xst mortgage lien is not on the credit report and no evidence of a VOM in file to verify payment history meets lender requirements.	provided the MLS and payment history	Documents provided are sufficient. Exception resolved.; Housing History Meets Guideline Requirements	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304396306	finding-3352	10/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396156	finding-3352	10/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396156	FCRE8999	10/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396304	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396304	FCRE8999	10/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398204	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398204	FCRE8999	10/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396743	FCRE8999	10/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396743	finding-3352	10/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396769	finding-3352	10/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396769	FCRE8999	10/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304397828	FCRE1726	10/21/2024	Credit	Borrower	Potential Identity Issues identified in the file	Borrower X's Patriot Act form reflects an expired identification date of XX.XX.XXXX. Unexpired Identification documentation is required to validate citizenship on the Patriot Act Form.	Provided the Patriot Act form	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304397828	FCRE8728	10/21/2024	Credit	Missing Doc	Missing Payment History	A LoanPal Financing Statement, XX.XX.XXXX, was provided for the purchase and installation of XXX Panels. The monthly payment after month XX is $XXX.XX. The payment was omitted by the Lender on the Final XXXX and is not reported to the credit repositories. Audit included the monthly payment of $XXX.XX in the DTI calculation. Documentation or payment history of the LoanPay obligation is required to validate the debt has not been placed for collections or charged off. Guidelines require non-medical collections and charge-offs be paid at or prior to close. The Final CD does not reflect any payoffs to creditors.	The XXX loan has been paid off, provided email from lender stating that account has been paid off	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304397828	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398042	FPRO1501	10/21/2024	Credit	Missing Doc	HOA Questionnaire is Incomplete	HOA Questionnaire incomplete Condominium Certificate does not show HOA monthly payment, information taken from Uniform UW Summary	We emailed the HOA to get the questions answered. They replied back in the email. Their responses are next to our questions in purple text.	Document provided is sufficient. Exception resolved.; HOA Questionnaire Provided	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304398042	FCRE1173	10/21/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Lender to provide Master Insurance Certificate, Property Type Condominium.	Provided the HOX Master policy	Document provided is sufficient. Exception resolved.; HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304398042	finding-3352	10/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398350	FCRE6019	10/21/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing - Per Guidelines, If the Borrower is a Permanent XXX, the file must contain evidence of lawful permanent residency.	provided the green card for BX	Document provided is sufficient. Exception resolved.; Borrower X Citizenship Documentation Provided or Not Required	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304398350	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398596	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398596	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400697	finding-3352	10/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400697	FCRE8999	10/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400696	FCRE8999	10/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400696	finding-3352	10/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400613	FCRE8999	10/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400613	FCOM8997	10/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400831	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400831	FCRE8999	10/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400781	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400781	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400780	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400780	finding-2962	10/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400780	FCRE8999	10/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401028	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401028	FCRE8999	10/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	10/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400829	FCRE7495	10/21/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Final XXXX reflects a monthly installment obligation to XXX, with a payment of $XXX.XX and a balance of $XX,XXX.XX. The obligation is not reported to the credit repositories. No evidence of the debt was located in the loan file. FNAM requires documentation of unreported debt be provided to support the terms of repayment.	provided the XXX contract	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304400829	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400829	finding-2962	10/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401026	FVAL3825	10/17/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA Major Disaster Declaration XXX declared X/XX with eligible individual assistance. The property condition report in the loan file is dated XX/XX/XXXX, prior to the declared date. Therefore, a PDI is required.	PDI	Document provided is sufficient. Exception resolved.; Property Inspection Provided.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304401026	finding-3352	10/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405399	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405399	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401945	FCRE8999	10/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401945	FCOM8997	10/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401944	finding-2838	10/20/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
								While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401944	finding-3352	10/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401944	FCRE8999	10/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401289	finding-3352	10/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304401289	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405396	finding-3352	10/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405396	FCRE8999	10/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405649	finding-3352	10/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405649	FCRE8999	10/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405696	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405696	FCRE8999	10/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304415902	finding-3352	10/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304415902	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304415901	finding-3352	10/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304415901	FCRE8999	10/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304415932	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304415932	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304416292	finding-3352	10/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304416292	finding-2962	10/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304416292	FCRE8999	10/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387775	finding-3352	10/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	10/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304387775	FCRE8999	10/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304417655	finding-2962	10/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304417655	FCRE8999	10/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304417655	finding-3352	10/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304078884	FCOM8997	02/08/2024	Compliance	Data	No Compliance Findings	No Compliance findings- The loan is in compliance with all applicable laws and regulations	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	02/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304078884	FCRE1193	02/08/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Per Lender Guidelines XXX(a)(X) loans have a maximum DTI of XX%. The DTI calculated is over the maximum allowed because of the property taxes and insurance were not included in total DTI accurately. The tax cert in file does not indicate the borrower claimed homestead exception. Audit calculated the total first mortgage PITIA was calculated at $X,XXX.XX per month ($XXX.XX P&I, $XXX.XX taxes and $XXX.XX HOI), however the first mortgage PITIA included in the lender calculated DTI was $X,XXX.XX. The loan file did not contain a mortgage statement, but included the first mortgage lien Note, Tax Cert and HOI to support calculation. Therefore, audit DTI of XX.XX% exceeds maximum DTI of XX% and lender calculated DTI of XX.XXX%.	REV XXXX/XXXX WITH GROSSED UP INCOME	Received an email correspondence from Client requesting exception to be downgraded. ; ; Received updated XXXX and XXXX with revised SSI income, as it was grossed up to get DTI under XX%. The Seller Guidelines are silent regarding fixed income. Per FNMA Guidelines SSI can be grossed up, but only XX% of the SSI can be grossed up XX%. Which would result in a total income $X,XXX.XX for the borrower of $X,XXX.XX for co-borrower. The revised XXXX and XXXX provided grossed up co-borrowers SSI incorrectly as XXX% of the SSI was used, rather than XX%. Therefore, the total combined income would be $X,XXX.XX, not $X,XXX.XX which is not enough to bring the DTI back down under XX%. The initial issue was HOI monthly payment and property taxes were calculated incorrectly. A much less amount was utilized. Exception Remains; The Seller Guidelines are silent regarding fixed income. Per FNMA Guidelines SSI can be grossed up, but only XX% of the SSI can be grossed up XX%. Which would result in a total income $X,XXX.XX for the borrower of $X,XXX.XX for co-borrower. The revised XXXX and XXXX provided grossed up co-borrowers SSI incorrectly as XXX% of the SSI was used, rather than XX%. Therefore, the total combined income would be $X,XXX.XX, not $X,XXX.XX which is not enough to bring the DTI back down under XX%. The initial issue was HOI monthly payment and property taxes were calculated incorrectly. A much less amount was utilized. Exception Remains; Audited DTI of XX.XX% exceeds Guideline DTI of XX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304107058	FCOM1263	03/22/2024	Compliance	Missing Doc	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided The Right of Rescission Forms issued to the borrower are missing transaction and cancel dates.	REVISED NRTC	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304107058	finding-3352	03/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML SCREEN	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107058	FCRE8999	03/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242864	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242864	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098252	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098252	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101255	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101255	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251783	FCOM8997	04/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251783	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106981	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106981	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108016	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108016	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for the borrower. However, the loan file is missing this pre-close credit report.	Pre-Close Credit Report	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105995	FCOM8997	03/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105995	FCRE8999	03/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101390	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101390	FCRE5782	02/27/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file.	Gap credit report attached.	Borrower X Gap Credit Report is not missing.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	02/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304101390	FCRE1253	02/26/2024	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Certification	This is not required for HELOANs. The title commitment provided shows the property tax information.	Property Tax Cert Provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	02/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251792	finding-3352	04/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		Compliant HPML	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. -	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251792	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095814	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095814	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date was required for both borrower and co-borrower. However, the loan file is missing this pre-close credit report.	PRE-CLOSE CREDIT REPORT	Borrower X Gap Credit Report is not missing.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304100670	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304100670	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109734	finding-3352	03/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Stand alone Xnd mortgage loan, (no escrows required) appraisal receipt in file. HPML compliant.		Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109734	FCRE3978	03/11/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Letter of Explanation executed by the borrower regarding the credit inquires missing.	Credit LOE	Received executed LOE from borrower regarding the credit inquiry. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304242968	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242968	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241505	finding-3352	03/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241505	FCRE8999	03/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304090789	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304090789	FCRE5782	03/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	PRE-CLOSE CREDIT REPORT	Borrower X Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304106971	FCOM8997	03/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106971	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242157	finding-3352	04/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242157	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242505	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum -

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum -

											Borrower has stable job time -	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242505	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum -

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum -

											Borrower has stable job time -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108888	finding-3352	03/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to A.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108888	FCRE1328	03/14/2024	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing Missing XXXX WX required per lender approval.	Per underwriter, year end paystub was provided in place of WX. Borrower only had one paystub in XXXX due to start date and lag in pay period with state of XXX. That paystub spanning from XX/XX/XX to XX/X/XX was provided and coincides with employer letter regarding start date.	Borrower X WX/XXXX Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304108888	FCRE1333	03/14/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing Missing WVOE for current employer as required per lender approval.	Per the UW, the attached letter is acceptable as the WVOE to confirm start date. Please note this was provided with the shipped file on page XXX. Please waive this condition.	Borrower X WVOE Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304170803	finding-3352	03/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304170803	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106951	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106951	FCRE8999	03/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105758	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105758	FCRE5782	02/27/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file for both borrower and co-borrower.	Gap credit report attached.	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094048	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094048	FCOM1208	03/07/2024	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete Note contains an additional individual (trustee) but only one applicant on file. Lender to provide a reason why a non-applicant is signing the Note or provide loan application for the individual.	XXX signed as Trustee only on the Note not as Individual. This is how the Trust approval was approved by XXX.	Received Seller Response as an additional individual signed the Note, but only as Trustee as vesting is in a Trust and all trustees are required to sign. Exception Resolved..	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094048	FCOM3591	03/07/2024	Credit	Missing Doc	Taxpayer First Act Disclosure is Not Executed	Taxpayer First Act Disclosure is not executed. Invalid Finding only one borrower	There is only X borrower on the Loan- Jessie was just being on Title as one of the Trustee	Exception was not supposed to be cited, agree with seller response. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	03/07/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304094048	FVAL9739	03/07/2024	Credit	Appraisal	Property/Appraisal General	AVM Report on file is not legible. Unable to read the FSD Confidence score because it has a blue solid box over it. Need AVM without highlights.	REV AVM	Property/Appraisal Meets Guidelines; Received legible AVM. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	03/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304105865	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	No compliance findings The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105865	FCRE5782	03/08/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for the borrower. However, the loan file is missing this pre-close credit report.	Pre-close Credit Report	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304255544	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255544	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095834	FCOM8997	02/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095834	FCRE5782	02/26/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file.	Gap credit report attached.	Borrower X Gap Credit Report is not missing.; Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	02/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304099225	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099225	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing "The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debts. However, the loan file is missing this pre-close credit report for the borrower."	Exception resolved.	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304242493	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242493	FCRE1169	03/30/2024	Credit	Insurance	Flood Insurance Effective Date is after the Disbursement Date	Flood Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Missing prior flood insurance policy before renewal to verify it was in effect prior to the Note and there were not gaps of coverage.	See proof of coverage attached.	Flood Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Flood Insurance Effective Date Is Not Provided	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	03/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304242493	FCRE1159	03/30/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX Missing hazard insurance policy prior to it being renewed to verify it was in effect prior to the Note date and there were no gaps of coverage.	Please re-review. Previous policy effective through XX/XX/XXXX was provided on pages XXX-XXX; copy attached for reference.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	03/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304107443	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107443	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304069778	FCOM8997	03/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304069778	FCRE5782	03/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for . However, the loan file is missing this pre-close credit report for the borrower.	Pre-close Credit Report	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105576	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105576	FCRE8999	03/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250322	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250322	FCRE8999	03/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098837	finding-3352	03/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098837	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098030	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098030	FCRE1148	03/01/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX Verified with the Junior loan policy that the Coverage amount is $XXX,XXX.XX and the loan amount is $XXX,XXX.XX.	REV PRELIM	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	03/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304098030	FCRE5782	03/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	Credit report is dated X/XX/XXXX, loan approved X/XX/XXXX, Note date X/X/XXXX all within XX days of the Note date, preclose was not required	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304244461	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244461	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242891	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum -

											Borrower has stable job time -	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242891	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum -

											Borrower has stable job time -	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383243	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383243	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383243	finding-2502	09/13/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383242	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383242	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383241	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383241	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383240	FCRE6914	09/05/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Patriot Act information is incorrect for XXX. Date of birth was entered for the expiration date. Lender to provide updated Patriot Act Form for XXX with the expiration date of the identification used to process the form.	here is the corrected form for bX	Unable to Resolve-Received updated Patriot Act form. Exception resolved.; Unable to Resolve-Received updated Patriot Act form. Exception resolved.; Unable to Resolve-Received updated Patriot Act form. Exception resolved. ; Borrower X Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383240	FCRE1319	09/05/2024	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing The XXXX Schedule E Part II of the XXXX personal returns is missing and does not appear this income was claimed in XXXX based on the amount of other income claimed on page X of the returns. May need the CPA to clarify if error was made in the filing of the XXXX personal returns and provide corrected XXXX personal returns if necessary.	XXXX and XXXX tax transcripts to prove there was no page X on the XXXX schedule E.	Received missing evidence of XXXX self employment income. Exception resolved. ; Borrower X Personal Tax Returns Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383240	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383238	FCRE1497	08/30/2024	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Lender qualified borrower using housing allowance to support base income, however, loan is missing evidence of receipt of housing allowance for two years required by Fannie Mae. Loan file contains two months consecutive paystubs only.	Please see attached	Document provided is sufficient. Exception resolved.; ATR: Reasonable Income or Assets Was Considered	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383238	FCRE3978	09/01/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing letter of explanation for recent credit inquiries on credit report.	The inquiry within the past XX days is from XXX which is when the borrower applied for a loan with LD	Explanation provided is sufficient. Inquiry is for XXX. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383238	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383237	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is in compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383237	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383236	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383236	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383231	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383231	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383230	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383230	finding-2962	09/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383230	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383229	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383229	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383228	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383228	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383227	FPRO1242	09/14/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. Missing AVM dated within XX days of note. AVM not found in file.	AVM; AVM	Received missing AVM. Exception resolved. ; Appraisal is Present or is Waived; Received property condition report, still missing the AVM. Exception remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304383227	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383227	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383226	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383226	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383224	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383224	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383223	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383223	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383222	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383222	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383221	FCOM7741	09/14/2024	Compliance	TRID	Final CD: Contact Information (page 5) is incomplete	Final CD Settlement Agent information differs from Post Close CD and PCCD is not signed.	Please note that the Settlement Agent on the Post Close CD is correct, it was incorrect on the previous CD's. The PCCD is not required to be signed, but please see attached Disclosure Tracking showing the borrower's did receive and view it.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304383221	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383221	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383220	finding-3352	09/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383220	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253857	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253857	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253857	FVAL2477	04/17/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Appraisal reflects the investment property is owner occupied.	REV OCCUPANCY; REV APPRAISAL	Received updated appraisal reflecting property is tenant occupied and not owner occupied. Exception Resolved.; Received duplicate Appraisal that still reflects owner occupied on an investment property. Exception Remains.	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304107442	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107442	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107442	FVAL2477	03/14/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	AVM does not reflect confidence score or FSD score due to highlighted over. Also, Exterior Property Condition Inspection reflects address as XXX when actual address is XXX.	Updated PCI and AVM	Received AVM reflected FSD and Confidence score which meets guidelines and property condition report with correct address. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304109014	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109014	FCRE5782	03/11/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Lender Approval requires to verify a pre-close credit report dated within XX calendar days from the Note date.	Pre-Close Credit Report	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304092832	finding-47	02/27/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. Right to cancel signed by co-mortgagor on X/X/XX, however CD shows disbursement on X/X/XXXX, no settlement statement in file	PCCD correcting disbursement date attached.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	02/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304092832	FCRE5782	02/27/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file.	Gap credit report attached.	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	02/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304241805	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241805	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304097542	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304097542	FCRE5783	03/07/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304097542	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105982	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105982	FCRE8999	04/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108084	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108084	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304170807	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304170807	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105992	FCOM8997	03/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105992	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304059941	FCOM1264	01/16/2024	Compliance	Right to Rescind	Right of Rescission is Not Executed	Right of Rescission is Not Executed Documentation Required: Copies of the Notice of Right to Cancel in the file, none were executed by the borrower.	Shipping Label, Letter of Explanation, PCCD, and Right to Cancel; LOX, Shipping Label, PCCD, and Right to Cancel with new recission period	PCCD, LOE, proof of delivery and a full X days from delivery was provided to cure the exception	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304059941	finding-3352	01/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	01/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304059941	FCRE8999	01/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304059941	FPRO9990	01/02/2025	Credit	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Third party valuation product provided within tolerance.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	01/02/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304243987	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243987	FCRE7497	03/22/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The file is missing evidence of the principal and interest payment for the new loan on XXX and also evidence of the principal and interest payment for the new Xnd lien on XXX. Must provide either the Note, final CD, or first payment letters for each transaction.	Attached is Note for second lien loan on XXX.

New mortgage for XXX was still in progress at time of origination. Property was owned free and clear at that point. UW requested verification of taxes, insurance, and HOA fees (if applicable). Attached is the LE, LOX, Flood Cert, Homeowners Quote, and Tax Cert for XXX	Received all required information to verify PITIA for both properties in questions. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304243986	FCOM1232	03/17/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing Executed Final XXXX Required.	Final XXXX	Document provided is sufficient. XXXX signed. Exception resolved.; The Final XXXX is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304243986	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304089475	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304089475	FCRE8999	02/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304096747	finding-2962	03/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. File does not contain proof of appraisal delivery	Appraisal was sent on X/X/XX and we closed on X/XX/XX. Per the Mailbox rule, the borrower is assumed to have received appraisal on X/X	Appraisal receipt found in file, HPML downgraded to a X	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304096747	finding-3352	03/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. File does not contain proof of appraisal delivery	Appraisal was sent on X/X/XX and we closed on X/XX/XX. Per the Mailbox rule, the borrower is assumed to have received appraisal on X/X	Documentation found in file to show appraisal receipt; HPML compliant	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304096747	FCRE8999	03/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106976	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106976	FCRE5790	03/21/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date).	Guidelines states gap credit can be obtained within XX business days of Note, not calendar days	As stated in a prior exception, the DH Wholesale Guidelines Section X.X.X Gap Credit Report provides two different timeframes that is contradictory. Lender guidelines are suggested to be updated. Utilizing the XX business timeframe for the purpose of this review. Exception Resolved.; Received a credit report comparison reflect a credit report was obtained on X/XX/XXXX, which cleared the missing gap credit exception. However, the gap credit report is required to be within XX days of the Note date, it is within XX days of the note date. Exception Added.; Received a credit report comparison reflect a credit report was obtained on X/XX/XXXX, which cleared the missing gap credit exception. However, the gap credit report is required to be within XX days of the Note date, it is within XX days of the note date. Exception Added.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304106976	FCRE5782	03/17/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Gap credit report is required within XX days of closing.	Credit Refresh Report	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304106976	FVAL1310	03/17/2024	Credit	Missing Doc	Missing HOA/Condo Certification	Property is a PUD and a Xrd party search conducted which indicated possible HOA dues paid. Missing HOA dues verification.	XXX

XXX link indicates that HOA dues are $X/month. Since a full appraisal was not obtained, UW did not have HOA due information and therefore did not condition for it. UW has updated this and the DTI is now XX.XXX%. DTI is low enough that this could take on a $XXX/month HOA payment.	Utilizing XXX.com HOA Dues Verified on behalf of the Seller. Added to the total calculated DTI, exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304108090	finding-651	04/02/2024	Compliance	Points & Fees	TILA Finance Charge Test	This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX. This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by $XXX.XX. The following fees included in the finance charge are: Broker $XXXX.XX, Flood Cert $XX.XX, Tax Service $XX.XX, Title Archive $XX.XX, Title Escrow $XXX.XX, Title Messenger $XX.XX, Title Processing $XXX.XX, Title Recording Service $XX.XX and prepaid interest $XXXX.XX.	Check, PCCD, LOX, and proof of delivery to cure underdisclosed finance charge; Per compliance, this is a business purpose, investment occupancy loan. Right to Recission does not apply with such a transaction and the finding does not apply.; PCCD	Cure package provided; Cure package provided; More than XX% of the proceeds of the cash out went to payoff the borrower's consumer debt, the loan would be considered personal use and subject to TRID. A cure package would still be required but rescission would not need to be re-opened as it is an investment property; PCCD provided does not clear the exception. The CD provided at consummation was under-disclosed by $XXX.XX. A cure package requires an LOE, corrected PCCD with the correct finance charge, proof of refund, proof of delivery and re-open rescission.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304108090	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109684	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109684	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242641	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242641	FCRE8999	04/01/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254924	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254924	FCOM1227	04/13/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing Appraisal reflects subject property is a PUD, but subject Deed of Trust is missing the PUD Rider.	This is a Business Purpose loan and there is no PUD Rider. The PUD terms are contained within the the body of the document, specifically Section XX	After a re-review of the Deed of Trust Section XX includes all the required PUD Rider verbiage that is required. Exception Resolved.	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304351951	FCOM1265	06/19/2024	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form . Non-Borrowing title holder/spouse XXX did not receive Right of Rescission Form.	Recission re-opened for borrower and four additional title-only borrowers since Oscar Hecht did not receive initial Right to Cancel form. Included in attachment is LOX, PCCD, NORTC form, and proof of deliver for each individual	; Cure package provided; Borrower and title holders provided new X days rescission period. Exception resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351951	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254713	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254713	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253858	FCRE1364	04/24/2024	Credit	Missing Doc	Borrower 2 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing Missing W-X XXXX-C signed at application for Borrower X as required by XXX guidelines. XXXX XXXX-C not noted as required in XXX guidelines for wage-earners.	XXXX-C for XXX	Document provided is sufficient; Borrower X Executed XXXX-T Provided or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304253858	FCRE5790	04/24/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date).	Credit Refresh	Document provided is sufficient; Borrower X Gap Credit Report is not expired.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253858	FCRE5791	04/24/2024	Credit	Closing	Borrower 2 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date).	Credit Refresh	Document provided is sufficient; Borrower X Gap Credit Report is not expired.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253858	FCRE1316	04/24/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Verbal VOE is dated XX/XX/XXXX which is more than XX business days prior to date of closing XX/XX/XXXX.	Verbal VOE	Borrower X Xrd Party VOE Prior to Close Was Provided; Document provided is sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304253858	FCRE1347	04/24/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Verbal VOE is dated XX/XX/XXXX which is more than XX business days prior to date of closing XX/XX/XXXX.	Verbal VOE	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document provided is sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304253858	FCRE1148	04/24/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX.XX is Less than Total Amount of Subject Lien $XXXXXX	Updated title	Document provided is sufficient; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304253858	FCRE1158	04/24/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Declarations page is not signed by agent as required by XXX guidelines. Declarations page is also noted as "draft". Provide copy which is signed and not noted as draft.	Signed insurance policy	Document provided is sufficient; Hazard Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304253858	FCOM1221	04/25/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Notary acknowledgment is a future date - X/X/XXXX. Borrowers signed Deed of Trust on X/X/XXXX.	DOT with updated notary	The Deed of Trust is Present and Complete	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304253858	FCOM8997	04/24/2024	Compliance	Data	No Compliance Findings	Aspencer completed TRID portion of loan, reviewed and validated exception.
								Lender Credit $XXX.XX applied to cure tolerance increase of Title Fees. The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351792	finding-3352	06/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351792	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255817	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255817	FCRE2009	04/16/2024	Credit	Missing Doc	Rent Loss Insurance Missing	Missing rent loss insurance coverage Per guidelines Rent Loss is required; unable to locate Rent Loss on current policy.	Rent-Loss Insurance not required on second-lien products	Rent Loss Coverage Not Required on Xnd mortgage loans, per guidelines. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304319838	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319838	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327605	FVAL9739	06/20/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report required per Client purchase criteria.	Property Condition Report	Property/Appraisal Meets Guidelines. Property condition report provided. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304327605	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327605	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333610	FCRE1964	07/08/2024	Credit	Missing Doc	Missing income documentation	Email from HR verifies that borrower has XX% ownership in the company, but XXXX business returns (Schedule G) show XX% ownership; need verification of percentage owned as additional	XXXX-E shows XX% ownership	Documentation provided which supports XX% ownership of common stock. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333610	FCOM2196	07/08/2024	Compliance	Closing	Rider to note is unsigned	Missing Trust Rider as property is vested in a Trust. Borrower signed Deed as an individual and not as an individual and Trustee	Per X.XX.X.X of DH guidelines, it is acceptable to vest in the name of a trust. The loan can be closed in the name of an individual. It is not necessary to close in the name of the trust	Rider not required. Loan closed in name of individual. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304333610	FCOM8997	07/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321454	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321454	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322203	FVAL9739	06/20/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report	Property Condition Report	Property/Appraisal Meets Guidelines. Property condition report provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304322203	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321756	FCOM8997	06/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321756	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322190	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322190	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322539	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322539	FCOM8997	07/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335251	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335251	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355125	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355125	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335425	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335425	FCRE8999	07/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333141	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333141	FCOM8997	07/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364818	finding-3352	07/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364818	FCRE8999	07/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328899	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328899	FCOM8997	06/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334908	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334908	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354651	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354651	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332505	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332505	FCOM8997	07/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332504	FCOM8997	07/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332504	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353878	FCOM8997	07/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353878	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337212	FCOM1262	07/10/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing Right of rescission is borrower waived however, signed borrower statement is printed which is prohibited by XXXX.XX(e)	Lender attestation as requested by XXX regarding the recission waiver letter provided by borrower; LOX from borrower, docusigned, waiving their right to rescind. Please advise what you mean by "signed borrower statement is printed"	; Attestation provided; Exception resolved; An attestation from the lender confirming the borrowers are the ones that wrote and provided the waiver would resolve the exception	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337212	FCRE5782	07/09/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . Most recent credit report provided on XX/XX/XXXX.	Credit Refresh	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337212	finding-47	07/10/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	Right of Rescission is Missing Right of rescission is borrower waived however, signed borrower statement is printed which is prohibited by XXXX.XX(e) This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

								The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.	Lender attestation	Attestation provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304333742	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333742	finding-2962	07/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333742	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351949	FCOM8997	07/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351949	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351948	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351948	FCOM8997	07/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351863	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351863	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351947	FCOM8997	06/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351947	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363273	FCOM8997	08/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363273	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337255	FCRE5782	07/30/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date, XX.XX.XXXX. There is no evidence of either in the loan file.	Undisclosed Debt Notifications Report attached. Monitoring length is through X/X/XXXX. LOX explaining inquiries also attached	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337255	FCOM8997	07/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337254	FCOM1221	07/15/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete. The notary did not sign the notary acknowledgement.	Recorded Deed of Trust with notary signature	The Deed of Trust is Present and Complete. Complete and recorded DOT provided. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337254	FCRE1344	07/16/2024	Credit	Income/Employment	Borrower 1 Business Bank Statements Less Than 12 Months Provided	Borrower X Business Bank Statements Less Than XX Months Provided. XX months provided as XX/XX/XX had two bank statements from two different banks.	Complete set of bank statements, XXX and XXX blend due to account closure and opening; Borrower LOX stating reason for mixed bank statements	Full XX months bank statements and Lender income worksheet provided. Bank statements support Lender's income calculation. Condition cleared.; The LOE explains the X different accounts. We still need XX months of statements. The XX/XX/XXXX XXX statement was used for calculations, which is missing from the file. The Lender worksheet in file is also not legible. Exception remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304337254	FCRE7805	07/16/2024	Credit	Missing Doc	Missing Income - Bank Statements	Per lender guidelines the XX months of bank statements are required. There are only XX in file. Illegible Lender worksheet.	PDF of lender worksheet. Please use zoom function for PDF as it is a large file	Full XX months bank statements and Lender income worksheet provided. Bank statements support Lender's income calculation. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337254	FCOM8997	07/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335423	FCRE9488	07/18/2024	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. Second home transaction. Appraisal reflects vacant, and property is located XX miles from borrower's primary residence.	LOX from borrower stating subject property, XXX, was his childhood home where his mother lived until her passing X.X years ago. It is within reason that his intent is to keep the property in his family and consider it a second home despite the relative small distance from primary residence.; Per photos in the appraisal, it is evident the home is undergoing an interior remodel. It is vacant until complete. Per page X of the appraisal "Subject has undergone a studs out permitted remodel that is currently mostly completed with some finishes to be completed"	Intent of borrower's occupancy supported; Documentation/explanation stating the property is his XXX home and his XXX lived there until passing deemed reasonable. Exception resolved.; Subject property was remodel per appraisal and comp cert in file supporting vacant status; however, property is not located reasonable distance from primary residence for second home (XX miles). Condition remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335423	FCOM1604	07/19/2024	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXXX.XX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Missing verification of first mortgage, XXX #XXXX, $X,XXX monthly for XXX and property report as the property report in file is for XXX, not XXX; and missing verification of the two HELOC's with XXX #XXX and #XXX, monthly payments of $X,XXX, $X,XXX on XXX.	XXX #XXXX is listed on attached credit report along with attached tax bill, HOI dec page and LOX stating no HOA for property. The HELOCs are also listed on the credit report and are tied to the primary property XXX. The profile for XXX simply verifies the borrower does not own it	All debts properly documented in file. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304335423	FCRE7497	07/19/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of first mortgage, XXX #XXXX, $X,XXX monthly for XXX and property report as the property report in file is for XXX, not XXX; and missing verification of the two HELOC's with XXX #XXX, and #XXX, monthly payments of $XXX, $XXX on XXX.	#XXX is listed on attached credit report along with attached tax bill, HOI dec page and LOX stating no HOA for property. The HELOCs are also listed on the credit report and are tied to the primary property XXX. The profile for XXX simply verifies the borrower does not own it	Documentation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335423	FCRE6696	07/19/2024	Credit	Income/Employment	Employment Self-Employed Less Than 2 Years at Origination	Employment Self-Employed less than X years at Origination. It appears the lender gave an exception but we don't have the signed exception in file.	Exception is approved. Approved by "XXX" is UW manager XXX	Lender exception provided for business existence less than X years supported by the following compensating factors: XX% CLTV, XXX FICO, no late payments and XX% DTI ratio. Exception downgraded to a level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304366813	FCOM1264	08/07/2024	Compliance	Right to Rescind	Right of Rescission is Not Executed	Right of Rescission is Not Executed All copies of Right of Rescission are either not executed, or the bottom of the form is cut off where signatures would be.	Notice of Right to Cancel	Executed RTC's for all borrowers provided, exception resolved.; Right of Rescission is Executed	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304366813	FVAL9739	08/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing PCI	Property Condition Report	Document provided is sufficient. PCI for property condition. Exception resolved.; Property/Appraisal Meets Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304366813	FCRE6737	08/07/2024	Credit	Missing Doc	Missing Letter of Explanation (Income)	Borrower has XXX payment herself (XXX) located on business bank statements, unable to locate LOE verifying if payment is from someone else or borrower.	LOX from borrower	Received LOX for XXX payment. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304366813	FCRE7496	08/07/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing current HOA statement	HOA Ledger for subject property	Document provided is sufficient. HOA statement reflects current dues. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304366813	FCOM9932	08/07/2024	Compliance	Missing Doc	Missing Mortgage	Missing bottom of most pages of executed mortgage. Pages have been cut off.	Deed of Trust	Documents provided are sufficient. Complete Mortgage provided. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304351945	FVAL9739	07/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report with pictures required per XXX Guidelines is missing.	Property Condition Report	Property/Appraisal Meets Guidelines. Property condition report provided. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351945	FCOM8997	07/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357035	FCRE5782	07/11/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date XX/XX/XXXX. There is no evidence of either in the loan file.
Gap Credit Report dated X/XX/XX	Document provided is sufficient. Exception resolved.; Borrower X Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304357035	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351943	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351943	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354069	FCOM8997	07/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354069	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351244	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351244	FCRE8999	07/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359515	FVAL9739	07/17/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property condition inspection required.	Property Condition Report	Property/Appraisal Meets Guidelines. Property Condition Inspection provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304359515	FCOM8997	07/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359515	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366533	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366533	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352487	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352487	FCOM8997	08/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352486	FCOM8997	08/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352486	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356331	FCOM8997	09/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356331	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354140	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354140	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357412	FVAL9739	07/16/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report required by XXX guidelines.	Property Condition Report	Property/Appraisal Meets Guidelines. Property Condition Inspection provided. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304357412	FCOM8997	07/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357412	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355100	FCRE1193	08/20/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender failed to include PITI payment of $XXXX.XX per month for XXX #XXXX, secured by XXX.	Borrower, XXX, is not financially responsible for the first lien mortgage XXX #XXX, secured by XXX, therefore it was not included in his liabilities	Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304355100	FCRE9549	08/20/2024	Credit	Missing Doc	Missing Credit Report Supplement	File is missing VOM and or Credit Supplement for payment history for XXX #XXXX securing XXX.	Attached is a credit supplement for XXX, the sole person financially responsible for XXX, a title-only individual. Since we have to determine if payments are being made on the first lien, we had to obtain a credit supplement showing XXX is current	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304355100	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355888	FCRE8999	07/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355888	FCOM8997	07/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358405	FCOM8997	07/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358405	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357370	FCRE1437	07/12/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Per final XXXX the borrower receives pension income of $X,XXX per month. However, no evidence of the pension income in the loan file, which was utilized for qualification.	Pension Income IAO $X,XXX; Pension Income IAO $X,XXX	Document provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304357370	FCOM8997	07/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358333	FCRE1333	08/22/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing Per income worksheet in file, borrower qualified for bonus income using average from year XXXX to XXXX. Additionally, loan approval requests for WVOE.	Equifax verification services print out	Document provided is sufficient. Exception resolved.; Borrower X WVOE Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304358333	FCOM8997	08/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364620	FCOM8997	07/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364620	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382424	FCRE1148	09/04/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXXX	Updated loan amount on title	Documentation provided is sufficient. Title coverage acceptable. Exception resolved.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304382424	FCRE8201	09/05/2024	Credit	Eligibility	Loan does not conform to program guidelines	Per guidelines, XXX (a)(X) loans must Fix XXyr product (fully amortized only); executed note is for XXX-months or Xxyrs	XXX law requires that XX(a)(X) loans be fully amortizing and a maximum of XX years. XXX Constitution, Article XVI, Section XX(a)(X):

"A home equity loan or home equity line of credit: [...] (X) must be fully amortized over a period not to exceed XX years".	Explanation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304382424	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366547	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366547	FCOM8997	08/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363272	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363272	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370736	FCOM8997	09/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370736	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359952	FCRE5782	08/08/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Borrower X Gap Credit Report is Missing	Gap Credit	Borrower X Gap Credit Report is not missing.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359952	FCRE5783	08/08/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Borrower X Gap Credit Report is Missing	Gap Credit	Borrower X Gap Credit Report is not missing.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359952	FCOM8997	08/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363271	FCRE5790	08/16/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). Gap Report is XX Business days prior the Note	Exception is non-material and graded as level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304363271	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368769	FVAL9739	08/09/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: - Missing property condition report required by XXX guidelines.	Property Condition Report	Document provided is sufficient. PCI report acceptable. Exception resolved.; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304368769	FCOM1227	08/09/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing Property is a PUD according to fraud report and previous Deed of Trust in file, however, loan file is missing PUD rider.	PUD rider was not included with original mortgage. Attached is the re-recorded mortgage correcting that issue.	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Document provided is sufficient. Mortgage with PUD Rider supports required documentation. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304368769	FCRE1197	08/21/2024	Credit	Eligibility	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX.	Audited FICO of XXX is greater than or equal to Guideline FICO of XXX	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304368769	FCRE7496	08/12/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing evidence of HOA payments on subject property to verify the $XXX/month payment on XXXX.	Screenshot of HOA portal for subject address showing a payment of $XXX.XX	Verification of HOA provided. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304368769	FCOM8997	08/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369669	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369669	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363798	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363798	FCRE8999	08/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363645	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363645	FCOM8997	08/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365022	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365022	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364101	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364101	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364578	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364578	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365048	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365048	FCOM8997	09/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371538	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371538	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365017	FCRE1193	08/19/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% X.) The audit was unable to include the net rental income for the other REO investment property at XXX, as it is owned by the borrower's spouse only. X.) In addition, the lender calculated the subject property's rental income on the XXXX at $XXX.XX, while the audit calculated the rental income at ($XXX.XX) using the lower of the Sch E tax returns and lease agreement, as required by the guidelines; although a lease agreement was not provided, the appraisal Form XXX Single Family Comparable Rent Schedule disclosed the current rent at $X,XXX and the market rent as $X,XXX, of which XX% was lower than the Sch E Adjusted Monthly Rental Income. Because the subject property net rent was negative, the guidelines required the loss to be included in the liabilities, not as negative income. X.) In addition, the lender did not include the $XX per month child support payment shown on the XXX Child Support Payment Statement.	Please reconsider the use of rental income on the REO at XXX, which is a multi-family residence.

• When XXX was purchased XX/XXXX, it was the marital residence.  This property continued as the marital residence from XX/XXXX to X/XXXXXX when the borrower purchased the current primary at XXX.
• Please note that the borrower and spouse filed taxes with the IRS for the most recent two-year period at the XXX address.
• The XXXX joint tax returns show the borrower’s name and social security number on the Schedule E where the rental income is declared.
• The borrower is listed as the landlord on the lease and the cashier’s check for $XXX was paid to the borrower.
• Although XXX is not a community property state, it an equitable distribution state. In XXX, assets and debts acquired during the marriage are considered marital property.

If rental income is used in qualifying (#X) and the rental income of $XXX.XX is flipped to a loss of $XXX.XX (#X) and the $XX child support is added to liabilities (#X), then the final debt ratio is XX.X%.

Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304365017	FCRE9068	08/19/2024	Credit	Eligibility	Borrower does not meet residual income requirement	Residual income of $XXXX.XX does not meet guideline minimum of $XXXX.	Residual Income meets guideline minimum	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304365017	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373386	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373386	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376387	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376387	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371807	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371807	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369688	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369688	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385547	FCOM1224	10/11/2024	Compliance	Missing Doc	Condo Rider is Missing	Condo Rider is Missing	This is a business-purpose loan. Section XX.X of the mortgage covers language regarding condo projects or PUDs	The Condo Rider is Present; Explanation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304385547	FCRE8999	10/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380529	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380529	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371537	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371537	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369668	FCRE1148	08/19/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX	Updated title with $XXXK loan amount	Document provided is sufficient. Title coverage is acceptable. Exception resolved.; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304369668	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304369668	FCRE8611	08/19/2024	Credit	Income/Employment	Income/Employment General	Borrower used bank statement deposits from X different accounts for XX/XX/XXXX and XX/XX/XXXX to qualify (XXX 'XXX/ XXX #XXX). Borrower switched over to a new account XX/XX/XXXX according to Lender. Exception approval in file supported by the following compensating factors: XX% DTI, >$XXK residual income. Exception downgraded to a level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304378634	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378634	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378703	FCRE6737	09/03/2024	Credit	Missing Doc	Missing Letter of Explanation (Income)	Borrower has reoccurring deposits from XXX and also reoccurring deposits of $XXX from XXX
unable to locate LOE verifying if deposits are from family members along with the recurring $XXX deposits from XXX	We used the Business Narrative as the explanation for the deposits.
With XXX being one of the most common surnames in the XXX community and with the service being heavily a repeat customer business, the underwriter accepted the attached self-employed business narrative.
Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378703	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370775	FCOM1227	09/03/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	Section XX of the mortgage covers language related to PUDs and Condos. PUD Rider is not necessary	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Explanation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304370775	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373263	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373263	FCOM8997	09/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374984	FCOM8997	09/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304374984	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385078	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385078	FCOM8997	09/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384952	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384952	FCOM8997	09/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376107	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376107	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376106	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376106	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378863	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378863	FCOM8997	09/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381902	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381902	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381132	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381132	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385297	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385297	FCOM8997	09/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381235	FCOM8997	09/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381235	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381797	FCOM8997	09/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381797	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382178	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382178	FCRE8999	09/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382348	FCRE5782	09/11/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Most recent credit report is dated XX/XX/XXXX, not within XX days of loan closing of XX/XX/XXXX.		Received Client and Seller response requesting an exception for missing gap credit report/debt monitoring report supported by the following compensating factors: XxXX mortgage/credit history and CLTV < XX%. Exception downgraded to a level X/B.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304382348	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304391151	FCOM8997	09/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304391151	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386395	FCOM8997	09/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386395	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383197	finding-3352	09/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304383197	FCRE8999	09/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400770	FCOM8997	10/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304400770	FCRE8999	10/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384305	FCOM8997	10/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384305	FCRE8999	10/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304419318	FCOM8997	10/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304419318	FCRE8999	10/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385253	FCRE1339	10/07/2024	Credit	Missing Doc	Borrower 1 Personal Bank Statements Missing	Borrower X Personal Bank Statements Missing Per Loan Approval XX-months personal bank statements were used to calculate borrower's income as borrower is Self-Employed. Based upon the Income Calculator provided personal statements from XX/XX/XXXX - XX/XX/XXXX, were utilized but missing from loan file.	Bank statements left out of uploaded file by accident	Documents provided are sufficient. Exception resolved.; Borrower X Personal Bank Statements Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304385253	FCOM8997	10/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398672	FCOM8997	10/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398672	FCRE8999	10/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386533	FCOM8997	10/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	10/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386533	FCRE8999	10/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	10/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304393213	FCRE8999	09/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304393213	FCOM8997	09/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398391	FCRE8999	10/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304398391	FCOM8997	10/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304393115	FCOM8997	10/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304393115	FCRE8999	10/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388395	FCRE8999	09/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388395	FCOM8997	09/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396599	FCOM8997	10/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304396599	FCRE8999	10/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	10/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101254	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101254	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256266	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256266	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256266	FVAL9739	04/19/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: AVM without the highlighted boxes must be provided, as the highlighted boxes are covering up the confidence score, FSD and value.	REV AVM	Received AVM without the box covering the FSD. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304094047	FCOM8997	03/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094047	FCRE5782	03/01/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	PRE-CLOSE CREDIT REPORT	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304107178	finding-3352	03/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HMPL SCREEN	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304107178	FCRE1193	03/18/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The lender calculated income of $XX,XXX. Based on income docs provided the borrower's income utilizing YTD plus previous X years is $X,XXX, including Overtime of $X,XXX for a total of $X,XXX plus VA Disability $X,XXX total income is $X,XXX, which is a variance of $X,XXX. After review of all pay stubs it appears the additional income might be coming from a type of earnings borrower received called Premium OI, which is not a bonus income, because borrower also received bonus income as well, but not as high as the Premium OI. The loan file does not provide any explanation as to what type of earnings the Premium OI is and if this in fact what the lender is utilizing to calculate the total monthly income of $XX,XXX per month. Lender to provide evidence of of what type of income Premium OI is (commission, shift differential etc.), if borrower expects to earn Premium OI in future and an updated income calculation worksheet reflected the correct calculated income utilized as the total qualifying income. The income worksheet in file only reflects the income calculation the Audit calculated, which is the $X,XXX per month.	REV WORKBOOK AND LOE FROM THE UW	Received LOE and updated income worksheets, the income in question was actual Premium OT, not OI. Corrected all information and DTI now below maximum. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304243183	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243183	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253883	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253883	FCRE1159	04/14/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Missing current policy that was effective when loan closed on X/XX/XXXX	Current policy	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253109	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253109	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098246	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098246	FCRE5782	03/12/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105980	FCOM8997	03/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. comp factor	Resolved	03/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105980	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Pre-close credit report dated w/in XX calendars of the Note is required per guidelines.	Pre-close credit report	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. comp factor	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304108894	finding-3352	03/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	Compliant HPML	Borrower has stable job time -

Original LTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108894	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243362	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243362	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110374	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110374	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303006	FCOM1265	04/17/2024	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form There's no evidence the Right to Rescind was issued to the non borrowing spouse in the loan file.		Non-Borrower Title Holder Received Right of Rescission Form	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303006	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251791	FCOM8997	04/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251791	FCRE1347	03/31/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing No VVOE in file prior to closing for Borrower X. VVOE for WX earners within XX days of the Note required per guidelines.	VVOE - XXX	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Borrower has stable job time Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	03/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304109407	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109407	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304249798	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304249798	FCRE1366	04/22/2024	Credit	Missing Doc	Borrower 2 Award Letter Missing	Borrower X Award Letter Missing For VA Compensation.	COE uploaded and supports higher amount than used for qualifying.	Borrower X Award Letter Provided or Not Applicable (Number of Borrowers equals X)	Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095981	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095981	FCRE5782	03/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date was required for the borrower. However, the loan file is missing this pre-close credit report.	pre-close credit report	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304089487	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304089487	FCRE5782	03/11/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Pre-Close Credit Report	Borrower X Gap Credit Report is not missing.; Borrower X Gap Credit Report is not missing.; Borrower X Gap Credit Report is not missing.; Borrower X Gap Credit Report is not missing.; Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304108089	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factors	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108089	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factors	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254894	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum -

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum -

											Borrower has stable job time -	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254894	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum -

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum -

											Borrower has stable job time -	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098014	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098014	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The File does not contain a copy of a pre-closing credit report dated within XX Calendar days of the Note date,	Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304107604	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107604	FCOM1227	03/11/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing Confirmed	We will need to do a corrective security instrument to add the PUD Rider. Our original document was not programed to print out with a PUD Rider.	Received updated Security Instrument with PUD Rider along with a Seller Attestation stating updated DOT will be sent for a corrected recorded aka scriveners. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304096743	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304096743	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for the borrower. However, the loan file is missing this pre-close credit report.	Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304098012	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098012	FCRE5782	02/27/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file for both borrower and co-borrower.	Gap credit report attached.	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	02/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304102192	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304102192	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255480	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255480	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106716	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106716	FCRE1440	03/14/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Housing history of X months per credit report does not meet XX months housing history required by guidelines.	Our UW conditioned and received borrower housing expense payment to be verified for full XX mos. We have her bank statements which are attached here showing her making the mortgage payment for the then current owner. She was living in the property and paid the previous owner’s mtg as her rent. We also have letter from landlord confirming this. The payments were also highlighted on the statements for each month.

Received bank statements and an LOE from prior landlord, borrower paid landlords monthly mortgage payment each month. Bank statements confirm payment from XX/XXXX to X/XXXX and than borrower purchased subject property and started paying own mortgage payment for the additional verified X months per credit report for a full XX-month history.. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304256281	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256281	FCRE6636	04/21/2024	Credit	Missing Doc	Missing Income - Award Letter	Missing Award /Benefit letter for BX VA disability income	XXX disability is listed on the COE	Received VA Disability COE. Which supports VA Benefits amount utilized for qualification. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304102162	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304102162	FCRE1148	03/15/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXX The proposed policy amount is in fact $XXk & no other policies were present.	Exception is non-material and graded as level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304101234	finding-3352	03/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101234	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for . However, the loan file is missing this pre-close credit report for the borrower	Pre-Close Credit Report	Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304241759	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241759	FCRE8999	03/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254938	FCOM1265	04/17/2024	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form Non borrowing spouse's Right of Rescission Form is mising from file.	Right of rescission signed at closing.	Non-Borrower Title Holder Received Right of Rescission Form	Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum -

Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum -

											Qualifying DTI below max allowed. -	Resolved	04/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254938	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum -

Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum -

											Qualifying DTI below max allowed. -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105991	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105991	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	A Pre-close credit report was not pulled due to the original credit report being pulled on X/XX. Please advise if it is acceptable to pull a pre-close report now after closing.	Received email from Client okay to downgrade exception.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304150923	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304150923	FCRE5782	03/12/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Gap credit report within XX days of Note date required.	Gap Credit Report attached.	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304256453	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256453	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251782	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251782	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092106	finding-3352	02/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor	Resolved	02/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092106	FCRE1148	02/22/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX An updated Title or Title Supplement with correct coverage amount required.	Title Commitment	Title Coverage Amount of $XXXXXX.XX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor	Resolved	02/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304092106	FCRE5782	02/26/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file.	Pre-close Credit Report	Borrower X Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor	Resolved	02/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304252231	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304252231	FCOM1227	04/18/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing PUD rider in file for Xst lien however missing on second lien.	LOI XXX	Received DOT that was required to be re-executed by the borrower with the PUD Rider and recorded correctly. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304249365	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum -

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304249365	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum -

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107641	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107641	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253863	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253863	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241744	finding-3352	03/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241744	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304070315	FCRE1146	01/15/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present - Missing legible copy of page X of the Title Commitment dated XX/XX/XXXX. Also Missing O&E Report.	Corrected title and E&O; Title and E&O	; Received legible copy of the Title Commitment and E&O. No other issues found. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304070315	FVAL5524	01/15/2024	Credit	Property	Ineligible Property	Property is X.XX acres > X acres max allowed. Lender Exception Approval in loan file for subject property acreage of X.XX where guidelines allow for X acres, with the following compensating factors identified by the lender; DTI less than XX%, maximum XX%, >XX months reserves, and >Xx residual income. Exception downgraded to a level X/B.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304242935	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242935	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092284	FCOM8997	02/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	02/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092284	FCRE8999	02/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	02/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109409	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109409	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101331	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101331	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106840	FCOM1262	03/14/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing	Notice of Right to Cancel	Right of Rescission is Provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304106840	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242934	finding-3352	03/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304242934	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242644	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242644	FCRE8999	03/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242666	finding-2962	04/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Original CLTV is Below the Guideline Maximum	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242666	finding-3352	04/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Original CLTV is Below the Guideline Maximum	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242666	FCRE8999	04/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Original CLTV is Below the Guideline Maximum	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243243	finding-3352	03/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Compliant HPML	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243243	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243945	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243945	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304252289	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304252289	FCRE1437	04/22/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The loan file missing XXXX Business and Personal Tax Returns, as required per the Lender's loan approval in file.	Updated Loan Purchase Eligibility Notice. XXXX tax returns are no longer needed due to re-working of the file	Income and Employment Meet Guidelines; Document provided is sufficient; Income and Employment Meet Guidelines; Income and Employment Meet Guidelines; Document provided is sufficient; Income and Employment Meet Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253120	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253120	FCRE1334	04/19/2024	Credit	Missing Doc	Borrower 1 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing .	XXXX-C	Borrower X Executed XXXX-T Provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304302938	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum -	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302938	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum -	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303770	FCRE1159	06/20/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. The prior HOI Policy before renewal is required to verify there was no gap of coverage.	Hazard Insurance that was effective on X/X/XXXX through X/X/XXXX showing that coverage was in place at time of disbursement	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided. Evidence of continuous coverage provided. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303770	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303871	finding-3352	04/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303871	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304185	FCRE5790	05/31/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). Credit report refresh is dated XX/XX/XXXX and Note date is XX/XX/XXXX.	Undisclosed Debt monitoring which can be used in place of a gap credit report	Document provided is sufficient; Borrower X Gap Credit Report is not expired.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304185	FCRE5791	05/31/2024	Credit	Closing	Borrower 2 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). Credit report refresh is dated XX/XX/XXXX and Note date is XX/XX/XXXX.	XXX that can used in place of a gap credit report, per guidelines	Borrower X Gap Credit Report is not expired.; Borrower X Gap Credit Report is not expired.; Document provided is sufficient; Borrower X Gap Credit Report is not expired.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304185	FCRE1148	05/31/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX	Prelim title	Document provided is sufficient; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304304185	FCOM1233	05/31/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXXX is Incomplete Loan amount - $XXX,XXX on Section XA of final XXXX differs from loan amount - $XXX,XXX on Note and Final CD.	Final XXXX	Document provided is sufficient; The Final XXXX is Present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304304185	FCRE3978	05/31/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing supporting documentation to verify PITIA for other REO at XXX	XXX was paid off through a private lender and there are no official statements available. Attached are canceled checks from the the borrower showing the payment of $XXXX.XX and a property detail report showing the private lien; Supporting documents for XXX	Documents provided are sufficient; Evidence of tax/ins provided for XXX; however, mortgage statement provided was for Unit XXX. Missing verification of P&I for Unit XXX. Final XXXX reflects loan amount with XXX of $XXX,XXX. Condition remains.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304304185	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305826	FCRE1316	05/31/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Both borrower and co-borrower are self-employed and own same business. The loan file contains an operating agreement. However, per guidelines when utilizing business bank statements for source of income, A verification of business existence required within XX business days of closing, as no evidence of a Xrd party verification in file.	XXX Department of State business search reflecting address of business is the same as stated on the business narrative describing the business as a gas station with convenience store: XXX; Proof of business existence; VVOE	Borrower X Xrd Party VOE Prior to Close Was Provided. Verification of business provided. Condition cleared.; Internet search provided for XXX, but business name on bank statements used to qualify is XXX. No documentation in file to associate businesses . Condition remains.; VVOE provided for borrower's wage earner position, but finding cited for missing verification of borrowers' self-employed business existence required within XXX business days of closing. Condition remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304305826	FCRE1347	05/31/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Both borrower and co-borrower are self-employed and own same business. The loan file contains an operating agreement. However, per guidelines when utilizing business bank statements for source of income, A verification of business existence required within XX business days of closing, as no evidence of a Xrd party verification in file.	XXX Department of State business search reflecting address of business is the same as stated on the business narrative describing the business as a gas station with convenience store: XXX; Proof of business existence	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X). Verification of business provided. Condition cleared.; Internet search provided for XXX, but business name on bank statements used to qualify is XXX. No documentation in file to associate businesses . Condition remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304305826	FCRE7124	05/31/2024	Credit	Income/Employment	Borrower 1 IRS Transcripts Do Not Match Income Docs	Borrower X IRS Transcripts Do Not Match Income Docs The loan file contains a XXXX WX for BX, however the IRS WX Transcript reflects no record for XXXX WXs.	Transcripts	Borrower X IRS Transcripts Do Not Match Income Docs Condition Resolved; Borrower X IRS Transcripts Do Not Match Income Docs. Wage Transcript provided matching qualifying income docs. Condition Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305826	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308428	FCRE1148	05/07/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX Title supplement or updated Title required with correct coverage amount.	Title	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX; Document provided is sufficient.; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308428	FCOM1227	05/07/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing PUD rider for transaction date of X/XX/XX is missing from file.	PUD RIDER with letter of intent to re-record	The PUD Rider is Present or is Not Applicable (Property Type is PUD); ; Document provided is sufficient	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308428	finding-3352	05/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308428	finding-47	05/08/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	The non borrowing spouse did not sign right to cancel until X/XX/XXXX; disbursement date should have been X/X/XXXX This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.	PCCD showing correct disbursement date	PCCD provided with correct disbursement date resolved exception; PCCD provided with correct disbursement date resolved exception	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304323732	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML not compliant; Missing proof appraisal was provided to borrower at least X days prior to consummation.	Appraisal Delivery	Appraisal delivery provided; exception downgraded to a X/A	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304323732	finding-47	05/25/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

								The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. Borrower signed right to cancel on X/XX/XXXX, disbursement listed as X/XX/XXXX on the CD and Settlement statement which does not give the borrower a full X day right to rescind	PCCD correcting disbursement date to accurately reflect funds were disbursed on X/XX	PCCD provided resolved exception	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304323732	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314986	FCOM3531	07/09/2024	Compliance	TRID	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	Appraisal delivery confirmation	Appraisal delivery provided; Exception resolved; Evidence of Appraisal Delivery to the Borrower Provided.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304314986	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Evidence of appraisal receipt not provided. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Proof of appraisal delivery provided; Exception resolved	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304314986	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312942	FCRE5790	06/10/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). Lender Guidelines required a updated credit report pulled XX days prior the Note. Gap credit report on file is XX days prior the Note date.	Undisclosed Debt Monitoring attached which can be used in place of gap credit, per guidelines.	Borrower X Gap Credit Report is not expired. Debt monitoring report dated within XX days provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304312942	FCOM8997	06/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315404	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315404	finding-3625	05/17/2024	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	There were no invoices in the loan file to determine if fees in section B paid to the Lender were paid to a third party. This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.	CD; Good morning, please advise how this might be cured	PCCD provided resolved the exception; PCCD provided resolved the exception; Provide invoices for the fees paid to the lender that are actually paid to a Xrd party or a PCCD with fees paid to lender in section A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315404	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316256	FCRE5782	05/30/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . Missing Gap credit report required by guidelines XX days prior the Note date.	Credit Refresh	Borrower X Gap Credit Report is not missing.; Debt monitoring report provided which is acceptable in lieu of gap credit report per guidelines. Condition cleared.; Alert report provided addressing X credit inquiry. Document provided was not credit report refresh required by guidelines. Condition remains.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316256	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316939	FCRE5782	05/30/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing - Which is required to be within XX business of closing.	Per X.X.X of XXX guidelines, "Evidence of an active Debt Monitoring Service is acceptable in lieu of a gap credit report. The Debt Monitoring Service must be in effect within XX days of closing."; Credit Refresh	Borrower X Gap Credit Report is not missing.; Alert report provided addressing X credit inquiry. Document provided was not credit report refresh required by guidelines. Condition remains.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316939	FCRE5783	05/30/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing - Which is required to be within XX business of closing.	Per X.X.X of XXX guidelines, "Evidence of an active Debt Monitoring Service is acceptable in lieu of a gap credit report. The Debt Monitoring Service must be in effect within XX days of closing."; Credit Refresh	Borrower X Gap Credit Report is not missing.; Alert report provided addressing X credit inquiry. Document provided was not credit report refresh required by guidelines. Condition remains.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316939	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320645	FVAL9739	05/16/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report, which is required when an AVM is being utilized per client purchase criteria.	Property Condition Report	Property/Appraisal Meets Guidelines. Property condition report provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304320645	FCRE1158	05/16/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The loan file only contains the coverage page with annual premium and the replacement cost estimator. The declarations is required to determine if the borrower has sufficient coverage.	Declaration Page	Hazard Insurance Policy is fully present; Document provided is sufficient; Hazard Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304320645	FCRE5782	05/16/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The loan file only contains the initial credit report dated X/X/XXXX, which is more than XX days from the Note date and multiple credit supplements. The seller guidelines require a gap credit report that is no more than XX business days from the Note date.	Undisclosed Debt Monitoring attached. Per X.X.X of XXX guidelines, "Evidence of an active Debt Monitoring Service is acceptable in lieu of a gap credit report. The Debt Monitoring Service must be in effect within XX days of closing."; Credit refresh	Borrower X Gap Credit Report is not missing.; Borrower X Gap Credit Report is not missing.; Document provided is sufficient; Borrower X Gap Credit Report is not missing.; pplemental report was provided, just updating current accounts. Need a Gap Report to identify if any new accounts were opened dated within XX days of Note date.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304320645	FCRE1193	05/16/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The borrower is obligated to a mortgage loan payment encumbering REO property located at XXX. The monthly mortgage payment was excluded from lender guidelines with no supporting evidence.	Screenshot of liabilities showing this property is part of the DTI calculation and a mortgage statement for the account so figures can be verified	Audited DTI of XX.X% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.X% is less than or equal to Guideline DTI of XX%; Documents provided are sufficient	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304320645	FCRE3978	05/16/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	The Fraud Report in loan file reflects a possible undisclosed property located at XXX, which was listed as a Business Address. No evidence indicating the letter obtained a LOE regarding this property address and if borrower has any ownership or obligated to a monthly mortgage payment.	LOX stating XXX is owned free and clear; HOI for XXX. There is no mortgagee clause present demonstrating there is no lien on the property and it is paid off; XXX proof of payment that are not in the name of our borrower.	Evidence of PITIA and disposition of property documented. Condition cleared.; Please provide disposition of XXX which was not disclosed on Borrower's XXXX. Evidence of insurance provided for this property in borrower's name reflecting personal coverage with annual premium of $XXX; fraud report reflects borrower as vested owner with annual property tax amount of $X,XXX. Pay history provided previously was included in file but shows another party residing at XXX was making payments in the amount of $X,XXX.XX to XXX for property XXX, which was disclosed on XXX. Condition remains.; Evidence provided that borrower not listed as borrower on mortgage to XXX for this property; however, fraud report lists borrower as vested owner and no evidence provided that borrower does not own property. Condition remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304320645	FCOM8997	05/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320655	FCRE5782	06/19/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Undisclosed Debt Monitoring which can serve in place of a gap credit report	Borrower X Gap Credit Report is not missing. Debt monitoring report provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304320655	FCOM8997	06/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320792	FCRE1202	06/01/2024	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Third Party Fraud Report Partially Provided Fraud report in file states in progress. Need completed fraud report.	Fraud	Third Party Fraud Report is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304320792	finding-47	06/03/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. borrower signed documents XX/XX/XXXX and document states expires midnight of XX/XX/XXXX. Disbursement date XX/XX/XXXX.	Title settlement statement showing disbursement occurred on X/XX/XX, giving the borrower three days from signing on X/XX/XX to cancel	Settlement statement provided with true disbursement date; Exception resolved; Settlement statement provided with true disbursement date; Exception resolved	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321452	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321452	finding-3352	06/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321452	finding-2962	06/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321919	FCRE8999	06/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321919	finding-3352	06/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322805	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322805	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327392	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327392	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323295	FCOM1221	05/31/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete County on Deed of Trust reflects 'XXX' while county on Title and Appraisal reflect 'XXX'.	Corrected DOT	The Deed of Trust is Present and Complete. Corrected DOT provided. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304323295	FCRE8611	05/31/2024	Credit	Income/Employment	Income/Employment General	The final XXXX reflects the business name is XXX, however, the business name on the following documentation self-employed narrative form, bank statements and verification of business existence indicates the business is the borrower's name XXX and does not refer to a XXX.	XXXX	Corrected XXXX provided. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304323295	finding-3352	05/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325045	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325045	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323423	FCRE5782	06/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Borrower X Gap Credit Report is Missing	credit refresh	Borrower X Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304323423	FCRE1437	06/05/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Verification of business existence not within XX days of closing required by guidelines	Business search and SOS listing	Income and Employment Meet Guidelines. Updated Xrd party verification of business provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304323423	FCOM8997	06/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327581	FCRE1316	07/05/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing . Most recent VOE prior to close in file is dated XX/XX/XXXX.	VVOE	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304327581	FCOM1262	07/08/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing . No evidence of the ROR in the loan file.	Notice of Right to Cancel	Right to cancel provided; Exception resolved; Right of Rescission is Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304326052	FCRE5782	06/11/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . File is missing credit refresh report dated within XX days of the closing/note date required by guidelines.	Undisclosed Debt Monitoring which can serve in place of a credit refresh, per guidelines	Borrower X Gap Credit Report is not missing. Debt monitoring report provided. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304326052	FCRE2109	06/11/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Missing Lender Income Analysis sheets for the Bank Statement program.	income Worksheet	Complete income worksheet provided. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304326052	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327337	FCRE5782	07/22/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Gap Credit	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304327337	FCRE5783	07/22/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Gap Credit	Received the GAP report. Exception resolved.; Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304327337	FCOM8997	07/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327943	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327943	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327334	FCOM8997	06/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327334	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328894	FCRE5782	06/14/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Which is required to be within XX business days of the closing date.	Gap Credit	Borrower X Gap Credit Report is not missing. Debt monitoring report provided. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304328894	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328894	finding-2962	06/14/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330237	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330237	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330922	FCRE5782	06/15/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per Guidelines, a gap credit report or a Debt Monitoring Service is required no more than XX business days from the the Note date, XX.XX.XXXX. There is no evidence of either in the loan file.	Undisclosed Debt Monitoring	Document provided is sufficient; Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304330922	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304331288	FCRE1334	07/05/2024	Credit	Missing Doc	Borrower 1 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing . Executed XXXX is missing from the loan file.	XXXX	Document provided is sufficient. Exception resolved.; Borrower X Executed XXXX-T Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304331288	FCRE1364	07/05/2024	Credit	Missing Doc	Borrower 2 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing . Executed XXXX is missing from the loan file.	XXXXC	Document provided is sufficient. Exception resolved.; Borrower X Executed XXXX-T Provided or Not Applicable (Number of Borrowers equals X)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304331288	FCRE9942	07/05/2024	Credit	Missing Doc	Missing Income - Business Tax Returns	Missing XXXX K-X for XXX	XXX	; Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304331288	FCRE7495	07/05/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Verification of Xnd mortgage payment for REO, XXX is missing from the loan file. Xnd mortgage payment is reflected on the XXXX with the lender as XXX.	Documents for loan in progress. It has not closed yet	; Borrowers are completing a transaction for the property. Documents provided are sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304331288	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332413	FVAL9739	06/16/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Inspection not in file.	Property Condition Report	Property/Appraisal Meets Guidelines. Property Condition Report provided. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304332413	FCRE5782	06/16/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . Gap Credit Report is not in file.	Undisclosed Debt Monitoring which can be used in place of a gap credit	Borrower X Gap Credit Report is not missing.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304332413	FCRE1440	06/17/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements There are two mortgages listed on the XXX under liabilities with XXX with balance of $XXX,XXX, monthly payment of $X,XXX.XX and balance of $XXX,XXX, monthly payment of $X,XXX.XX. Need verification and explanation of these accounts. Subject to DTI recalculation.	Final CDs reflecting XXX of $XXX and $XXX for liabilities listed on Final XXXX from XXX; Leases for properties listed on XXX	Housing History Meets Guideline Requirements. Documentation provided to verify terms of debts.; Lease agreements for properties listed on final XXXX provided; however, finding is for missing verification of the following debts disclosed on XXXX and not documented in file: XXX with balance of $XXX,XXX, monthly payment of $X,XXX.XX and balance of $XXX,XXX, monthly payment of $X,XXX.XX. Condition remains.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304332413	FCOM8997	06/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333740	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333740	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333739	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333739	FCOM8997	06/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333737	FCRE1342	06/28/2024	Credit	Missing Doc	Borrower 1 Business Bank Statements Missing	Borrower X Business Bank Statements Missing . File is missing all bank statements used to qualify the loan. Subject to DTI re-calculation.	Bank Statements	Borrower X Business Bank Statements Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333737	FCRE1325	06/28/2024	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Borrower X CPA Letter Missing . CPA letter in file is greater than XX business days prior to closing.	CPA Verification	Borrower X CPA Letter Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333737	FCRE5782	06/28/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . Gap Credit Report XX days prior the Note Date missing.	Undisclosed Debt Monitoring	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333737	FCRE1764	06/28/2024	Credit	Missing Doc	Missing Verification of Mortgage	Lender to provide XXX Statement, VOM or Note for property XXX showed as second lien on the Final XXXX	Xnd Lien mortgage for XXX is still in processing and has not closed. Borrower does not yet have a financial obligation for this; Verification of Mortgage	Loan not yet closed per Lender; initial LE provided to document proposed terms. Condition cleared.; Pay history and mortgage statement provided for first lien on XXX with XXX; however, finding was cited for missing for verification of second lien in this property in the amount of $XXX,XXX with monthly payment of $X,XXX.XX as disclosed on loan application. Condition remains.; Pay history and mortgage statement provided for first lien on XXX with XXX; however, finding was cited for missing for verification of second lien in this property in the amount of $XXX,XXX with monthly payment of $X,XXX.XX as disclosed on loan application. Condition remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333737	FCOM8997	06/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333768	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333768	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334683	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334683	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334944	FCRE5782	07/11/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Undisclosed Debt Monitoring	Document provided is sufficient. Exception resolved.; Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304334944	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334943	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334943	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335073	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335073	finding-2261	07/12/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335073	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335243	FCRE1440	06/19/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements . Missing verification of rent for borrower's primary residence at XXX.	VOM for XXX	Housing History Meets Guideline Requirements. Verification of Rental history provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335243	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335250	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335250	finding-47	07/02/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	Documentation required to clear exception. The funding date is before the third business day following consummation, documentation of actual Disbursement date required.
 This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.	Title settlement statement showing disbursement on X/XX	Settlement statement provided; Exception resolved; Settlement statement provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335250	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335523	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335523	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335522	FCRE2109	07/02/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Bank Statements Lender Income calculation sheet missing from file.	Income Worksheet	Bank statement worksheet provided. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335522	FCOM8997	07/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357152	FCRE8999	08/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357152	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337360	finding-3352	07/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Unable to downgrade HPML exception, due to missing proof of appraisal delivery at least X days prior to closing	Appraisal delivery	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304337360	FCOM3531	07/23/2024	Compliance	TRID	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	Appraisal delivery	Evidence of Appraisal Delivery to the Borrower Provided. Exception resolved.; Evidence of Appraisal Delivery to the Borrower Provided. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304337360	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337407	FCRE5782	07/03/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Gap Credit	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337407	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337593	FCRE8999	07/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337593	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351940	FCOM3531	07/08/2024	Compliance	TRID	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. There's no evidence in the loan file of the borrower receipt for Appraisal.	Appraisal delivery	Proof of appraisal receipt provided; Exception resolved; Evidence of Appraisal Delivery to the Borrower Provided.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351940	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML not compliant, evidence of Appraisal receipt is not in the loan file.	Appraisal delivery	Proof of appraisal receipt provided; Exception resolved	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351940	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354431	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354431	FCOM8997	07/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351934	FCOM3531	07/22/2024	Compliance	TRID	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. Evidence of Appraisal Delivery to the Borrower Not Provided.	Appraisal Delivery	Appraisal delivery provided, exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351934	FCRE1316	07/19/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing . Missing Verification of business existence within XX business days of closing as required by guidelines.	Proof of business existence; Internet search of borrower's hair salon, confirming existence	Borrower X Xrd Party VOE Prior to Close Was Provided; Updated verification of business provided. Condition cleared.; Internet search from original file provided which was dated XX/XX/XXXX > XX business days from loan date XX/XX/XXXX. Condition remains.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304351934	finding-3352	07/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Missing evidence that appraisal was provided to borrower at least three days prior to consummation. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Appraisal delivery	; Appraisal delivery provided, exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351933	finding-3352	07/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351933	finding-2962	07/26/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351933	finding-3716	07/29/2024	Compliance	State Reg	XXX Per Diem Interest Amount Test	This loan failed the per diem interest amount test. (XXX §XXXX.X)The per diem interest amount charged on the loan ($XXX.XX) exceeds the per diem interest charge or credit threshold ($XXX.XX).PLEASE NOTE: An additional $X buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. The CD issued X/XX/XXXX reflects disbursement date of X/XX/XXXX, however, due to the consummation date being X/XX/XXXX and the HUD reflects the Disbursement date of X/XX/XXXX, a PCCD is required with refund, proof of delivery and LOX for the interest per diem.	PCCD correcting Disbursement Date to match settlement statement and updating prepaid interest collected dates from X/XX/XX to X/X/XX to X/XX/XX to X/X/XX	PCCD provided; exception resolved; PCCD provided; exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351933	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351518	FCRE8999	08/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351518	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352369	FCRE5782	08/09/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Undisclosed Debt Monitoring which is accepted per guidelines	Received Gap report. Exception resolved. ; Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304352369	FCRE5783	08/09/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Undisclosed Debt Monitoring which is accepted per guidelines	Received Gap report. Exception resolved. ; Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304352369	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353876	FVAL9739	08/16/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report required by XXX guidelines.	AVM + PCI	Received missing PCR. Exception resolved. ; Property/Appraisal Meets Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304353876	FCRE8999	08/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353876	FCOM8997	08/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359139	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359139	FCOM8997	07/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354576	FCRE5782	07/27/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Undisclosed Debt Monitoring	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354576	FCRE5783	07/27/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Undisclosed Debt Monitoring	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354576	FCOM8997	07/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354636	FCRE5809	07/12/2024	Credit	Missing Doc	Missing evidence of self employment	Lender Guidelines and underwriting conditions required Proof of Self employment. Provide documentation to confirm existence and ownership of the Borrower Business. XXX such, active business license, articles of incorporation, or Operating Agreement. Verification must indicate business has been in existence and owned by the borrower for at least the most recent two years.	CPA Letter confirming existence of business and ownership of more than two years	Document provided is sufficient. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354636	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355079	FCRE5782	08/22/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Undisclosed Debt Monitoring	Document provided is sufficient. GAP credit report acceptable. Exception resolved.; Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304355079	FCRE5783	08/22/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Undisclosed Debt Monitoring	Document provided is sufficient. GAP credit report is acceptable. Exception resolved.; Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304355079	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355078	finding-3352	08/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355078	FCRE8999	08/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355077	FCRE5782	07/16/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Gap credit	Borrower X Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304355077	FCOM8997	07/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355097	FCRE1148	08/02/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX	updated title binder with correct coverage amount uploaded	Received final title policy with correct amount. Exception Resolved.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304355097	FCOM8997	08/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356081	FCRE5782	07/29/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date, XX.XX.XXXX. There is no evidence of either in the loan file.	Gap credit	Received the gap report. Exception resolved.; Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304356081	FCOM8997	07/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356112	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356112	FCOM8997	08/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357033	FCRE5782	07/31/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date, XX.XX.XXXX. There is no evidence of either in the loan file.	Gap Credit	Received gap report. Exception resolved. ; Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304357033	FCOM8997	07/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380642	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380642	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358694	FCRE1437	08/07/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Guidelines require an LOE signed by all partners to take on debt. Exception to waive requirement was approved due to low LTV, DTI, numerous partners would make it prohibitive to obtain such document.

Need documentation for $XXX per month HOA amount for REO property located at XXX.	Email confirmation from borrower that there are no HOA dues	Income and Employment Meet Guidelines; Document provided is sufficient. Verification no HOA dues. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of X.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304358694	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of X.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359138	FCRE1316	07/31/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing . Guidelines for Business Bank Statement Documentation, XXX Correspondent Purchase Eligiblity, Section X.X, requires verification of business within XX days of closing. No verification of business within XX days of Note date, XX.XX.XXXX, was located in the loan file.	Business search pulled within XX days of Note	Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359138	FCOM8997	07/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359398	FCRE1182	07/24/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Missing Lender Loan Approval.	XXX/Underwriting Summary	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/24/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304359398	FCRE5782	07/25/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . Borrower X Gap Credit Report is Missing	Undisclosed Debt monitoring, allowed per guidelines	Borrower X Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359398	FCRE1440	07/25/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements . Per guidelines, the mortgage/rental history for the primary and/or subject property must be current. Missing evidence of primary residence payment history for June and July.	Proof of Primary	Housing History Meets Guideline Requirements	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304359398	FCRE3978	07/24/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Lender provided a mortgage statement for primary residence that matched payment disclosed. Statement has a different address of XXX rather than XXX disclosed on loan application. Documentation of discrepancy required.	Proof of Primary	Evidence provided that both addresses are used for same property. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359398	FVAL9739	07/24/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Guideline violation: XXX are Ineligibles per lender Matrix.	Received Client and Seller response requesting an exception for property in XXX. Seller is properly licensed to conduct business in XXX. Exception downgraded to a level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304359398	FCOM8997	07/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359950	FCRE1440	07/24/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements . Per guidelines, the mortgage/rental history for the primary and/or subject property must be current. Missing evidence that subject property XXX is paid current; mortgage statement dated X/XX/XXXX reflects an overdue payment of $XXX. Also, missing evidence of primary residence payment history for XX/XX/XXXX and XX/XX/XXXX.	Proof of Primary	Housing History Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304359950	FCRE1182	07/25/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Missing Lender Loan Approval.	XXX/Underwriting Summary	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/25/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304359950	FCRE5782	07/25/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Borrower X Gap Credit Report is Missing	Undisclosed Debt Monitoring	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359950	FCRE3978	07/25/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Lender provided a mortgage statement for primary residence that matched payment disclosed. Statement has a different address of XXX rather than XXX disclosed on loan application. Documentation of discrepancy required.	Proof of Primary	Evidence provided that both addresses are used for same property. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304359950	FVAL9739	07/25/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Guideline violation: XXX are Ineligibles per lender Matrix.	Received Client and Seller response requesting an exception for property in XXX. Seller is properly licensed to conduct business in XXX. Exception downgraded to a level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304359950	FCOM8997	07/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364705	FCOM3531	08/04/2024	Compliance	TRID	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. Missing evidence of appraisal delivery to the borrower from the file	Appraisal POD	Appraisal receipt date provided; Exception resolved; Evidence of Appraisal Delivery to the Borrower Provided.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304364705	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Missing evidence appraisal provided to borrower at least X days prior to closing. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	appraisal POD	Appraisal receipt date provided; HPML compliant Exception resolved	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304364705	FCRE8999	08/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361730	FVAL3825	07/22/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. AVM was completed on XX/XX/XXXX and the appraisal was completed on XX/XX/XXXX. After XXX (XXX), XXX received a major disaster declaration notice on XX/XX/XXXX. The loan did not close until XX/XX/XXXX. Missing a property inspection to that states no damage was incurred before closing.		Property Inspection Provided.; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304361730	finding-3352	07/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361730	FCRE8999	07/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363270	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363270	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304370793	FCRE1159	08/22/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	Hazard policy showing previous previous effective dates from X/XXXX to X/XXXX and then X/XX to XX/XX	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304370793	FCRE5790	08/22/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). . Gap credit report in file is dated XX/XX/XXXX, which is greater than XX business days from Note date of XX/XX/XXXX.	Gap Credit	Document provided is sufficient. GAP credit report within date required. Exception resolved.; Borrower X Gap Credit Report is not expired.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304370793	FCOM8997	08/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363396	FCRE8999	08/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363396	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363396	finding-2261	08/02/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363508	FCRE5782	07/30/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date, XX.XX.XXXX. There is no evidence of either in the loan file.	Gap Credit attached	Received gap report. Exception Resolved.; Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304363508	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363644	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363644	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364100	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364100	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304364618	FCOM3531	08/16/2024	Compliance	TRID	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. There's no evidence of Appraisal receipt in the loan file.	Appraisal delivery	Proof of appraisal delivery provided; Exception resolved; Evidence of Appraisal Delivery to the Borrower Provided.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304364618	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Unable to downgrade as no evidence borrower received the appraisal This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Appraisal delivery	Proof of appraisal delivery provided; HPML compliant - Exception resolved	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304364618	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365513	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304365513	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368434	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368434	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368741	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368741	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371982	FCRE1316	08/16/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Verification of active self employment status has not been provided.	Business Search and Verbal VOE attached	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304371982	FCRE2109	08/19/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Missing XX Months Bank Statements Lender Income analysis	Income calculation worksheet	Document provided is sufficient. Bank Statement worksheet supports calculations. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304371982	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304371982	finding-2962	08/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373262	FCRE5790	08/26/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date).	Undisclosed Debt Monitoring	Received GAP report. Exception Resolved.; Borrower X Gap Credit Report is not expired.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304373262	FCRE5791	08/26/2024	Credit	Closing	Borrower 2 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date).	Undisclosed Debt Monitoring	Received GAP report. Exception Resolved.; Borrower X Gap Credit Report is not expired.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304373262	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304373261	FCRE5782	08/26/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date, XX.XX.XXXX. There is no evidence of either in the loan file.	Undisclosed Debt Monitoring is included with the Drive Report previously submitted. Please see under the Pass scores at bottom of Page X and into Page X. Monitoring requested on X/X/XX and ending on XX/XX/XX; Undisclosed Debt Monitoring	Document provided is sufficient. Exception resolved.; Borrower X Gap Credit Report is not missing.; Document needed is a GAP report or Undisclosed Debt Monitoring report. Document provided is the Drive report. Exception remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304373261	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379515	FCRE1316	08/26/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing verification of business existence or CPA letter dated within XX days of Note for Borrower's two businesses - XXX and XXX.	Verification of Businesses	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304379515	FCRE1254	08/26/2024	Credit	Title	Property Title Issue	Property Title Issue Discrepancy in Title Vesting - Title document reflects that The Title is, at the Commitment Date, vested in: XXX (Borrower), a married man, however, Schedule B , Part II of the same Title and Deed of Trust for first Mortgage in file, reflects Borrower and XXX, as mortgagors. The current deed of Trust was signed by the spouse but the first page of the Deed of Trust indicates Borrower only as mortgagor.	Under XXX's constitution, the spouse is required to sign the mortgage and some other certain disclosures. The signor of the Note is the only person financially responsible. These documents are correctly executed; Under XXX's constitution, the spouse is required to sign the mortgage and some other certain disclosures. The signor of the Note is the only person financially responsible.; Please advise on how you would like to see this resolved.	Document provided is sufficient. Mortgage executed properly. Exception resolved.; Property Title Issue Resolved; Property Title Issue Resolved	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304379515	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375838	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375838	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376105	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376105	finding-2962	08/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376105	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376104	FCOM1221	08/26/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete XXX signed the Deed of Trust but is not listed as an owner on the document. Only the Borrower, XXX is listed on the Deed of Trust.	In XXX, a XXX must sign mortgage whether they are a borrower or not. In this instance, XXX is the only borrower since he is the sole signer of the Note; Please advise how you would like this to be resolved	Explanation provided is sufficient. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304376104	FCRE1200	08/26/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX Guideline minimum is $XX,XXX.XX	Received Client and Seller response requesting an exception for loan amount < $XX,XXX supported by the following compensating factors: XX.XX% DTI, XXX FICO, XX months reserves. Loan amount meets purchase criteria. Exception downgraded to a level X/B.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304376104	finding-3352	08/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381627	FCRE1253	09/12/2024	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert	Tax bill screenshot	Document provided is sufficient. Exception resolved.; Property Tax Cert Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381627	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380533	FCOM8997	09/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380533	FCRE8999	09/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382673	FCRE1196	08/29/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.X% exceeds Guideline HCLTV of XX%		Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304382673	FCRE1195	08/29/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.X% exceeds Guideline CLTV of XX%		Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304382673	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380905	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304380905	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381020	FCOM8663	09/05/2024	Compliance	TRID	TRID: Closing disclosure loan terms- Monthly P&I	Closing disclosure loan terms- P&I $X.X does not match Note $XXX.XX CD dated and borrower executed X/XX/XXXX is a draft and is missing pertinent loan figures.	PCCD uploaded	Note and Final CD P&I match; Final CD provided; Exception resolved	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381020	FCOM1544	09/05/2024	Compliance	Missing Doc	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure CD dated and borrower executed X/XX/XXXX (at closing) is a draft and is missing pertinent loan figures.	PCCD uploaded	TRID: Final Closing Disclosure Provided; Final CD provided; Exception resolved	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304381020	finding-3352	09/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant; Exception resolved	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304381020	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381643	FCRE1148	09/16/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX No evidence of a Title Supplemental correcting coverage amount to $XXX,XXX.	Updated title	Document provided is sufficient. Exception resolved.; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304381643	FCOM1227	09/16/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing No Riders are indicated on the Security Instrument. Subject loan is located in a PUD. A XXX Home Equity Planned Unit Development Rider is required.	Updated appraisal correcting that this property is in a PUD. Property is not in a PUD	Document provided is sufficient. Exception resolved.; The PUD Rider is Present or is Not Applicable (Property Type is Single Family Detached)	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304381643	FCOM8997	09/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381234	finding-3352	09/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381234	finding-2962	09/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381234	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304382672	FCRE5782	09/16/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date, XX.XX.XXXX. There is no evidence of either in the loan file.	Credit Refresh	Received missing Gap Report. Exception resolved.; Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304382672	FCRE5783	09/16/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date, XX.XX.XXXX. There is no evidence of either in the loan file.	Credit Refresh	Received missing Gap Report. Exception resolved.; Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304382672	FCRE1148	09/16/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX.XX is Less than Total Amount of Subject Lien $XXXXXX Subject loan amount is $XXX,XXX.XX. Title Supplement or Final Title Policy is required to reflect correct loan coverage of $XXX,XXX.	Updated Title	Received updated title with correct loan amount. Exception resolved. ; Title Coverage Amount of $XXXXXX.XX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304382672	FCOM8997	09/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384056	finding-3352	09/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384056	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304384303	FCRE7009	09/07/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXXX is less than required coverage required	Replacement Cost Estimator	Document provided is sufficient. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304384303	FCOM8997	09/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385090	FCRE5782	09/19/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	Gap Credit	Received missing gar report. Exception resolved. ; Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304385090	FCOM8997	09/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385296	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385296	FCOM8997	09/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385442	FCRE5782	09/24/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date, XX.XX.XXXX. There is no evidence of either in the loan file.	Gap credit	Received missing Gap report. Exception report. ; Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304385442	FCRE5783	09/24/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date, XX.XX.XXXX. There is no evidence of either in the loan file.	Gap credit	Received missing Gap report. Exception report. ; Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304385442	FCOM8997	09/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385905	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385905	FCRE8999	09/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304386532	FCRE7009	09/25/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required - The Hazard policy reflects the dwelling coverage of $XXX,XXX and that there is extended coverage however; the policy does not reflect the amount of the extended coverage to determine if its sufficient to cover Xst and Xnd lien amount combine of $XXX,XXX.	Per the appraisal, the Total Cost-New for the property is $XXX,XXX. The coverage amount provided by insurance is $XXX,XXX. This is sufficient coverage.	Hazard Insurance coverage meets guideline requirement	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304386532	FCOM8997	09/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304393096	FCRE8999	10/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304393096	FCOM8997	10/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094046	FCOM8997	02/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094046	FCRE1148	02/12/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXX, Policy need to be updated to reflect correct coverage amount.	Corrected title commitment attached.	Title Coverage Amount of $XXXXX is equal to or greater than Total Amount of Subject Lien $XXXXX	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	02/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304101232	FCOM8997	02/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101232	FCRE1148	02/23/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXXX	Title Policy and Supplemental Report	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	02/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304101232	FCRE5782	02/26/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file.	Pre-close Credit Report	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	02/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105994	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105994	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304243155	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243155	FCRE1254	04/11/2024	Credit	Title	Property Title Issue	Property Title Issue Borrower X is not vested on title, no evidence in file borrower was deed on to title at closing.	XXX and XXX are now married and have the same last name. XXX was already on Title and XXX was added so a Deed wasn't needed. Please see the exception approval uploaded and the Final Title Policy.; Please see attached DOT. Please advise if any other doc is needed to clear this.	Property Title Issue Resolved; Received duplicate copy of DOT. The borrower's should have been required to sign a quit claim deed at closing granting the property to the borrower. Once this is received exception can be cleared. Exception Remains.	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	04/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304250221	FCOM1262	04/23/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing There's no evidence of the Right of Rescission issued to the borrowers in the loan file.	NRTC	Right of Rescission is Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304250221	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105461	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105461	FCRE5782	02/27/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file for both borrower and co-borrower.	Gap credit report attached.	Borrower X Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	02/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251781	finding-3352	04/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251781	FCOM9842	04/10/2024	Compliance	TRID	Final CD: File # is missing	Missing executed final CD for Xst lien of $XXX,XXX as required by Lender loan approval.	CD attached.	Received the final CD for the Xst lien mortgage. Exception Resolved.	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251781	FCOM5454	04/10/2024	Compliance	Missing Doc	Missing Note	Missing executed Note for Xst lien of $XXX,XXX.	Note attached.	Received Xst lien Note. Exception Resolved.	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251781	FCRE1183	04/15/2024	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided An Updated XXXX Transmittal Summary required reflecting the taxes and insurance for subject property, because the XXXX only reflects the P&I of Xst lien only.	Updated transmittal attached.	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/15/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251781	FCOM4283	04/10/2024	Credit	Missing Doc	Missing Deed of Trust	Missing executed Deed of Trust for Xst lien of $XXX,XXX as required by Lender loan approval.	DOT attached.	Received executed DOT for Xst lien. Exception Resolved.	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304101314	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101314	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Confirmed	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304090521	FCOM2736	03/14/2024	Compliance	Disclosure	Borrower(s) did not receive 3 days right of rescission	Right to cancel indicates a ROR end date of X/XX/XXXX, however X days would not have ended until X/XX/XXXX. The lender did not provide a full X day right of rescission	RTC attached.	Received updated RTC reflecting correction from borrower, the cancel by date of X/XX/XXXX. The borrower did get X full days to cancel transaction. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	03/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304090521	finding-3352	03/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304090521	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241746	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241746	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242407	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242407	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107603	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107603	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094325	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job. per the VVOE in file. page XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094325	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	Pre-Close Credit Report	Borrower X Gap Credit Report is not missing.; Borrower X Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job. per the VVOE in file. page XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304109406	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109406	FCRE5782	03/14/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Lender guidelines require a gap credit completed within XX days from the Note date. Gap credit missing from loan file.	Pre-close Credit Report	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304109406	FCRE1493	03/14/2024	Credit	Eligibility	Trade line count does not meet program requirements	Lender approval indicates an exception was requested for the tradeline being less than lender guidelines specify however lender approved exception missing.	Credit Exception	Received an email correspondence format Lender Exception, granting approval for insufficient open/active tradelines and identified the following comp factor as "Meet Investor guidelines and credit history since XXXX." Exception downgraded to a level X/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304109406	FPRO1251	03/14/2024	Credit	Property	Property Zoning Does Not Meet Program Requirements	The XXXX reflects an underwriting comment regarding an exception approval required for the property zoning being rural residential. However loan file is missing the Lender Granted Exception for Zoning.	Property Exception	Received an email correspondence format lender exception granting approval for Zoning issues. Subject property is zoned as a Rural Residential, which does not meet lender guidelines as an eligible property. But lender has granted an exception and identified the following comp factor of "Credit Qualifying, Mets Investor Guidelines. Exception downgraded to a level X/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304251107	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251107	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108946	FCOM9932	03/28/2024	Compliance	Missing Doc	Missing Mortgage	Missing Mortgage Statement for Xst Lien.	XST LIEN MTG STATEMENT	Received Loan History for Xst lien which provides the balance and verification of PITIA. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304108946	FCRE8999	04/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255542	finding-3352	04/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		Compliant HPML	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255542	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378566	FCRE1193	08/04/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%. Lender just accounted half of payment for property XXX without supporting documentation. Missing Rental Income documentation for property XXX	Regarding XXX: Owned in a partnership, borrowers' trust owns XX%. Qualifying with XX% of the PITI.

Regarding XXX: Owned in a partnership, Borrowers' trust owns XX%. Rental income calculated using for XXXX. Please see supporting documentation. ; Regarding XXX: Owned in a partnership, Borrowers' trust owns XX%. Rental income calculated using for XXXX. Please see supporting documentation. Please note I'm still working on XXX.	Documents provided are sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378566	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378566	FCRE1203	08/21/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud Report reflects potential ownership of XXX at same time borrower owned subject property. The address is not reflected on the XXX or the Real Estate tax schedules of the borrower's businesses. The XXX credit repository does reflect XXX as a prior or current address. An on-line property search does reflect borrower as a current or prior owner. County Tax Records of XXX is inconclusive. A Letter of Explanation is required for clairification of ownership.	Per XXX, current owner is XXX	Document provided is sufficient. Fraud alert cleared. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378550	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378550	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241499	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241499	FCRE1437	04/11/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines VVOE date is X/XX/XXXX, which exceeds the XX business days timeframe, at XX business days prior to closing X/XX/XXXX. Therefore, a VVOE within XX business days prior to closing.	XX DAY VVOE	Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304093004	finding-47	03/01/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. The final CD shows a disbursement date of X/XX/XXXX, however rescission ends on X/XX/XXXX, provide documentation to show the date the disbursement occurred.	PCCD with corrected disbursement date attached.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304093004	FCRE5786	03/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Incomplete	Borrower X Gap Credit Report is Partially Present. Loan file contains a credit refresh which is dated within XX days of the Note, however this refresh does not contain all accounts that were listed on the initial credit report. Need the pre-closing credit will all accounts.	Updated gap credit report attached.	Borrower X Gap Credit Report is not partially present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304244467	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244467	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304102049	FCOM5814	04/22/2024	Compliance	TRID	TRID: Closing Disclosure Deficiency	The CD issued X/XX/XXXX pg X is illegible and TRID could not be tested accurately.	Legible Final CD		Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304102049	FCRE1159	04/18/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	Hazard policy (previous) effective X/X/XX - X/X/XXXX	Document provided is sufficient; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304102049	FCRE1148	04/18/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX	updated property report	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/18/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304105813	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105813	FCRE1148	04/11/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXX.XX Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXX.XX		Exception is non-material and graded as level X/B.	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304105578	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105578	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105575	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105575	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242863	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242863	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098836	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098836	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for . However, the loan file is missing this pre-close credit report fort he borrower	PRE-CLOSE CREDIT REPORT	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304098836	FCRE5783	03/04/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for . However, the loan file is missing this pre-close credit report fort he borrower	PRE-CLOSE CREDIT REPORT	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251779	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251779	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110373	FCOM8997	03/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110373	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242211	finding-3352	04/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Compliant HPML	Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242211	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242885	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242885	FCRE7497	04/01/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The final application reflects an additional expense of $XX.XX for the Borrower's second home located at XXX, however no evidence provided of this expense.	PITI AND HOA	Received verification of PITIA for borrower's second home, XXX. The additional expense for $XX.XX is HOA Dues. Exception Resolved.	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304242885	FVAL9739	04/09/2024	Credit	Appraisal	Property/Appraisal General	Confidence and FSD score not displayed on AVM documentation in file. Property/Appraisal Meet Guideliens		Property/Appraisal Meets Guidelines	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094054	finding-47	03/05/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	CD shows a disbursement date of X/XX/XXXX, however rescission didnt end until X/XX/XXXX. The file does not contain a disbursement date on other documentation. This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.	PCCD, disbursement date XX/XX/XXXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304094054	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	Pre-close Credit Report	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094054	FVAL8862	03/04/2024	Credit	Missing Doc	File does not contain all required valuation documents	Missing AVM documentation. The AVM in the loan file is the incorrect address and appears to belong to another loan with the same value used for the subject property.	AVM and PCI	Received AVM and Property Condition Report. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304075895	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304075895	FCRE1193	02/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The DTI calculated is over the maximum allowed because the Homeowner's Insurance monthly payment was underestimated. The policy monthly premium on file reflects a monthly payment of $XXX.XX versus $XXX.XX disclosed. Audit calculated a total PITI $XXXX.XX versus disclosed PITI $X,XXX.XX.	REV XXXX/XXXX; DISPUTE: FNMA allows you to gross up XX% of SSI by XX% which is $XX, would that be enough to make it under	Received updated XXXX and XXXX reflecting the corrected SSI income calc as XX% of SSI was grossed up XX% to bring DTI below max XX%. Exception Resolved.; The SSI gross up will bring the DTI back down under XX%, but will need updated XXXX, XXXX and Approval reflecting the corrected income amount. Exception Remains.; The SSI gross up will bring the DTI back down under XX%, but will need updated XXXX, XXXX and Approval reflecting the corrected income amount. Exception Remains.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	02/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304076798	FCOM8997	03/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304076798	FCRE8999	03/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304076798	FCRE5782	03/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Gap Credit Report attached.	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304086617	finding-47	04/16/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

								The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. According to the final CD provided, the subject loan disbursement date was XX/XX/XXXX, which is the same date as the RTC expiration date. Thus the borrowers were not given the full X days right to cancel. Please provide evidence of the actual disbursement date or a new RTC period must be re-opened.	PCCD with corrected disbursement date attached.	PCCD provided resolved exception; PCCD provided resolved exception	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304086617	FCRE6914	04/12/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing The borrower identification form is missing the expiration date from drives license.	Patriot Act Disclosure for borrower X attached.	Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304087734	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304087734	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304089486	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304089486	FCRE5782	03/08/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for the borrower. However, the loan file is missing this pre-close credit report.		Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304089485	finding-47	03/06/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. Acknowledgment of the settlement statement in file shows a Disbursement date of X/XX/XXXX, the Right to Cancel has an expiration date of X/XX/XXXX. Disbursement can not happen until ROR has expired. PCCD with valid disbursement date will need to be provided.	PCCD with X/XX disbursement date; RTC	Cure package provided the closes rescission. ; The documentation provided does not show the lender provided a copy of an accurate TILA disclosure (CD) with the package. The package must contain a Letter of explanation to the consumer, corrected Closing Disclosure, corrected NORTC forms, and tracking/delivery information.

(X)    To cutoff civil liability, the creditor would need to send the consumer a letter explaining the error, if the TILA disclosure was inaccurate the creditor would need to provide a refund to assure the person will not be required to pay an amount in excess of the charge actually disclosed, since this is a rescindable transaction the creditor should provide another copy of the now accurate TILA disclosure, and proof of receipt by the consumer.
(X)    To close rescission, the creditor should send: (X) an accurate Right-to-Cancel Form using the correct H-X or H-X (as applicable) showing the date consummation actually took place but having rescission expire three business days after receipt by the consumer; (X) a copy of an accurate TILA Disclosure; Sent XXX tracking the date received. Rescission will close three business days after receipt by the consumer.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304089485	FCRE5783	03/06/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing pre-close credit report dated within XX calendar days of the Note date.	Pre-Close Credit Report	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304089485	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing pre-close credit report dated within XX calendar days of the Note date.	Pre-Close Credit Report	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304101230	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101230	FCRE1491	03/08/2024	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The AVM Appraisal had a much lower value and increased the CLTV to XX%, which requires X-months reserves to be verified per guidelines. The borrower did get cash-out at closing, which would meet the reserve requirements, but guidelines do not indicate if the cash-out received can be used to meet reserve requirements. Therefore, either need guidelines that reflect cash-out can be used towards reserves, evidence loan balance was decreased, or an additional property value product was obtained to lower the CLTV back under XX%.	The AVM value cannot be used to determine CLTV as it is not acceptable per guidelines due to higher than X.X FSD. That's why we ordered appraisal and used appraisal report. See pages X and X of attached guidelines for appraisal requirements and attached AVM for FSD score.	Asset Qualification Meets Guideline Requirements. Received response from Seller indicating the AVM was not utilized because of the FSD was over maximum. Therefore, seller ordered an Exterior Appraisal Form XXXX, and value was higher, which dropped the CLTV, which would remove the Reserve requirements for loans <XX%. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304101230	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing pre-close credit report dated within XX calendar days of the Note date as required on Loan Approval.	Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304092837	finding-47	03/14/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. Right to cancel expiration is stated as XX/XX/XXXX
Final CD disbursement date is XX/XX/XXXX
Disbursement date can not be on the same day that ROR expires.

PCCD - disbursement date XX/XX/XX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304092837	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092837	FVAL3525	03/14/2024	Credit	Appraisal	Valuation product is deficient	The AVM Forecast Standard Deviation (FSD) of .XX exceed max allowable FSD of .XX.	We used the full Appraisal	A full appraisal was obtained because the AVM FSD did not meet guideline requirements. Appraisal value supported. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304098394	FCOM8997	03/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098394	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for . However, the loan file is missing this pre-close credit report for the borrower.	Pre-close credit report	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304092618	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092618	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	Pre-close Credit Report	Borrower X Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095545	FCOM8997	03/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095545	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing Pre-Close credit report dated within XX calendar days on Note date per lender approval notes in file	Pre-close Credit Report	Borrower X Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094541	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094541	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304100690	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304100690	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for . However, the loan file is missing this pre-close credit report for the borrower	Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105593	finding-47	03/07/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. The Right of Rescission ends on X/XX/XXXX per RTC. Page XXX indicates the Disbursement date was X/XX/XXXX which is prior to the ROR ending.	PCCD with X/XX disbursement date	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304105593	FCRE1148	03/12/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXX The property report in file reflects incorrect loan amount of $XX,XXX. An updated property report reflecting correct Xnd lien loan amount required.	Updated property report	Title Coverage Amount of $XXXXX is equal to or greater than Total Amount of Subject Lien $XXXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/12/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304105593	FCRE5782	03/12/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Pre-Close Credit Report	Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304099228	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099228	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106950	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106950	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304102160	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304102160	FCRE8999	03/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106944	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106944	FCRE1193	03/11/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The recalculated DTI of XX.XX% exceeds max DTI of XX%. The lender approved the loan with a total consumer debt of $XXXX.XX. The credit report in file shows the total consumer debts to be higher which caused a higher DTI.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. The student loan monthly payments were rounded to a full dollar amount, which slightly decreased the total monthly debt and decreased DTI below XX% maximum. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304102059	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304102059	FCRE1159	03/11/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX	Hazard Insurance	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304102227	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304102227	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for the borrower. However, the loan file is missing this pre-close credit report.	Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105862	finding-3352	04/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		Compliant HPML	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105862	FCRE1316	04/19/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide VVOE that meets lender guidelines.	VVOE; The School district was closed for XXX so we received a recent paystub from borrower to verify employment, see paystub uploaded.	Document provided is sufficient; Borrower X Xrd Party VOE Prior to Close Was Provided; Received a pay stub in lieu of a VVOE, which cannot be used, otherwise we would never obtained a VVOE and only use more recently pay stub. Exception Remains.	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	Resolved	04/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304106819	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106819	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105592	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105592	FCRE5782	03/08/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	pre close credit report	Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor	Resolved	03/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105592	FVAL1628	03/12/2024	Credit	Property	No HOA fees on appraisal and property identified as a PUD	AVM in file, no appraisal, missing documentation to verify HOA Dues for subject property.	Per our UW, can you go ahead and add that $XX HOA to the DTI as a way to clear this condition?; Property is a PUD but there are no HOA fees	Utilized Xrd Party Verification and added the HOA dues. Exception Resolved.; Per Third Party Search XXX.com, the borrower is responsible for HOA Dues of $XX per month. Please confirm with borrower that no HOA are paid on this property. Exception Remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor	Resolved	03/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304107874	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107874	FCRE5783	03/07/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in file reflect a pre-close credit report dated within XX calendar days of the Note date is required to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304107874	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in file reflects a pre-close credit report dated within XX calendar days of the Note date is required to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304110366	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110366	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107441	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107441	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109397	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109397	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304249479	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304249479	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250220	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250220	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250233	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250233	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244460	finding-3352	04/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		Compliant HPML	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244460	FCRE8999	03/31/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302360	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. -	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302360	FCRE1148	04/19/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXXX An updated Title Commitment required.	title policy with correct coverage	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. -	Resolved	04/19/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304250219	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250219	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243374	FCOM8997	03/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243374	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243374	FPRO1242	03/27/2024	Credit	Missing Doc	Appraisal is Missing	Missing Exterior Property Condition report required when utilizing AVM for valuation.	Exterior PCI	Received required property condition report. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094540	FCOM8997	03/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094540	FCRE5783	03/06/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The Lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrowers.	Pre-Close Credit Report for both borrowers attached.	Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094540	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The Lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrowers.	Pre-Close Credit Report for both borrowers attached.	Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378548	FPRO1137	08/13/2024	Credit	Appraisal	The appraiser was not licensed (Primary Value)	Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date According to the ASC.gov licensing lookup information, the appraiser was not licensed at the time of the subject property appraisal on XX/XX/XXXX. Appraiser was licensed on XX/XX/XXXX.	Please see attached	Document provided is sufficient. Exception resolved.; Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378548	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378548	FCRE1203	08/26/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud Report reflects undisclosed property owned by co-borrower not disclosed on final XXXX: XXX.	Please see attached. Property owned by XXX and XXX.	Document provided is sufficient. Fraud items cleared. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378548	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378545	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378545	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378545	finding-3430	08/05/2024	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is XX.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378541	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378541	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378537	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378537	FCRE1158	08/03/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing complete homeowners insurance declaration page showing coverage amounts.	HOI	Hazard Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378537	FCRE3978	08/03/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing mortgage statement for investment property to verify if property is escrowed. Used payment from credit report. If property is not escrowed, provide proof of tax and HOI. A copy of the lease agreement or proof of rental income was not provided. Rental income has not been applied.	Please see attached	Mortgage statement provided confirming PITI. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378537	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378529	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378529	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378527	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378527	FCRE1170	08/10/2024	Credit	Insurance	Flood Insurance Expiration Date is before the Disbursement Date	Flood Insurance Expiration Date of XX-XX-XXXX is prior to the Note Date of XX-XX-XXXX Flood Insurance has expired- pleas upload current Flood Insurance Policy	Flood policy	Document provided is sufficient. Flood policy in effect. Exception resolved.; Flood Insurance Expiration Date of XX-XX-XXXX is equal to or after the Note Date of XX-XX-XXXX Or Flood Insurance Expiration Date Is Not Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378527	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378526	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378526	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378526	finding-2978	08/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378525	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378525	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378524	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378524	FCRE1159	08/03/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Hazard Insurance Effective Date is XX-XX-XXXX and the old insurance is not in file.	HOI	Document provided is sufficient. Hazard policy is in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378524	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378523	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378523	FCRE1440	08/08/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements A payment history showing the borrower made their XX/XX/XXXX loan payment on the first mortgage and was current at time of closing. Lender to please provide a payment history showing borrower was current.	Please see attached	Received Mtg. pay history. Exception resolved. ; Housing History Meets Guideline Requirements	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378523	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378522	FCRE1201	08/22/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378522	FCRE1254	08/20/2024	Credit	Title	Property Title Issue	Property Title Issue X liens in Title , XXX and XXX, please clarify or provide evidence in order to omit it	XXX is not a lien, it's a deed transfer. The IRS lien was removed on the second run of title.	Document provided is sufficient. Exception resolved.; Property Title Issue Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378522	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378520	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378520	FCRE1440	08/20/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing verification of XX/XX/XXXX and XX/XX/XXXX mortgage payments.	Please see attached	Document provided is sufficient. Mortgage history acceptable. Exception resolved.; Housing History Meets Guideline Requirements	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378520	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378519	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378519	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378518	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud report is missing.	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Audited CLTV exceeds guideline CLTV.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378518	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Audited CLTV exceeds guideline CLTV.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378513	FCRE1319	08/02/2024	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing Unable to locate the borrower's XXXX tax returns as the borrowers IRS transcripts shows not on file. Lender to provide XXXX XXXX's or provide proof of an extension.	The XXXX tax returns are on extension. Please see attached.	Received missing tax extension. Exception resolved. ; Borrower X Personal Tax Returns Provided; Borrower X Personal Tax Returns Missing	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378513	FCRE1350	08/02/2024	Credit	Missing Doc	Borrower 2 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing Unable to locate the borrower's XXXX tax returns as the borrowers IRS transcripts shows not on file. Lender to provide XXXX XXXX's or provide proof of an extension.	The XXXX tax returns are on extension. Please see attached.	Received missing tax extension. Exception resolved. ; Borrower X Personal Tax Returns Provided or Not Applicable (Number of Borrowers equals X); Borrower X Personal Tax Returns Missing	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378513	FCRE7009	08/02/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Required Coverage insurance is $XXXXXX.XX	RCE	Document provided is sufficient. Hazard coverage acceptable, meets guidelines. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378513	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378513	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378511	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378511	FVAL3825	08/27/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject county under individual assistance for XXX. Disaster post dates property condition report in file.	x	Document provided is sufficient. Post disaster inspection report acceptable. Exception resolved.; Property Inspection Provided.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378511	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378507	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378507	FCRE3978	07/31/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Credit report reflects the Xst lien monthly payment of $XXX, but loan file missing mortgage statement to show breakdown and if this monthly payment includes taxes and insurance.	Please see attached. Only HOI is escrowed, provided verification of taxes.	Documentation provided is sufficient. Proof of PITI supports calculated housing expense. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378507	finding-2838	08/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378507	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378503	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378503	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378499	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378499	FCOM8997	08/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378497	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378497	FCRE1316	08/04/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VVOE dated within XX business days of closing.	The file includes two pre-close VOE's but both are outside the XX day window. I pulled a post-close VOE to confirm borrower is still employed. Post-close VOE's are acceptable to FNMA.	Document provided is sufficient. VOE is acceptable. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378497	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378493	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Third Party Fraud Report is provided; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378493	FVAL1628	07/31/2024	Credit	Property	No HOA fees on appraisal and property identified as a PUD	No HOA fees on appraisal and PUD was not selected on the Appraisal. However, title reflects current first mortgage has a PUD rider, and $XX.XX a month HOA document in file. The subject deed of trust does not contain a PUD Rider. The property type needs to be verified as Xst lien and subject lien do not match.	Please see attached corrective DOT with PUD rider	Corrected DOT with PUD rider provided; HOA fee documented in file. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378492	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378492	FCRE1347	08/04/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing . The loan file is missing the VVOE for the co borrower.	WVOE	Document provided is sufficient. VOE supports employment. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378492	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378491	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets Guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets Guidelines

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378491	FCRE1182	08/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets Guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets Guidelines

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378491	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets Guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets Guidelines

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378490	FCRE1333	08/04/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing Missing WVOE to support overtime/variable income.	Borrower was qualified with overtime of $X.XX. If removed, the adjusted DTI is XX.XX% which is within tolerance.	Explanation provided is acceptable. DTI within guidelines. Exception resolved.; Borrower X WVOE Provided	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378490	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378490	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378484	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378484	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378481	FCRE1193	08/05/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender omitted the escrow cushion of $XX.XX (page XXX) creating the DTI variance of X.XX%	Per the CES Product Profile in effect at the time of application, taxes and insurance are calculated using the proposed amount…the shortage and reserves amounts are not to be included.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Received evidence of correct escrows. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378481	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378481	FCRE1203	08/26/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud Report reflects undisclosed property owned by co-borrower not disclosed on final XXXX: XXX. Per XXXX property tax records (XXX) property owned by co-borrowerr and XXX (non-applicant). The address is on the credit report as a former address since X/XXXX.	This property is co-owned by our borrower XXX and his sister XXX. It is owned free and clear. We asked the borrower to address the property and we received the attached response.	Documents provided are sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378481	FCRE1964	08/05/2024	Credit	Missing Doc	Missing income documentation	Missing the verification of employment for BX showing the start date used by the lender to properly calculate BX's income.	income	Received WVOE to verify start date. Exception resolved.; Received WVOE to verify start date. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378481	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378479	FCRE7009	08/14/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required The insurance coverage should be a total of $XXX,XXX and current coverage is $XXX,XXX.XX. The coverage to provide lenders Xst and Xnd mortgage is short by $XXXX.XX.	Xst and Xnd mortgage total $XXX,XXX.XX. HOI policy dwelling coverage amount $XXX,XX. The dwelling coverage is sufficient to cover the Xst and Xnd mtg.	Hazard Insurance coverage meets guideline requirement; Received evidence of lien amounts and hazard coverage. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378479	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378479	FCRE5116	08/14/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. File is missing evidence of XX/XXXX payment.	Mtg Statement	Document provided is sufficient. Exception resolved.; Document provided is sufficient. Mortgage current has been verified. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378479	FCRE1253	08/14/2024	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert . No property tax cert in file and title commitment reflects unable to pull taxes through online search. Lender included no property tax in DTI calculation and no evidence in file that Borrower is exempt from property tax.	Per the tax bill in file, the borrower has a tax exemptions so the adjusted tax is $X.	Document provided is sufficient. Exception resolved.; Property Tax Cert Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378479	FCRE1491	08/19/2024	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements . Borrower was required to document $X,XXX.XX funds due at closing, but no verification of assets was included in file.	Please see attached asset verification	Asset Qualification Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378479	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378479	finding-2978	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378477	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378477	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378474	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378474	FCRE1193	08/04/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%. Approval DTI does not include a installment loan with XXX credit with a payment of $XXX.XX also homeowner's insurance went up from $XX.XX to $XXX.XX with supporting documentation.	Per the CES Product Profile in effect at the time of application, taxes and insurance are calculated using the proposed amount. Per XXX screen in file, the insurance is $XX.XX.
									; Regarding XXX: please see attached which shows the borrower's daughter makes the payment. I'm still working on the HOI issue.	Documents provided are sufficient. DTI within guidelines. Exception resolved.; Audited DTI of XX.X% is less than or equal to Guideline DTI of XX%; Received a pay history for Bridge Crest verifying payments of over $XXX monthly. Please include this payment into the DTI.	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378474	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378474	finding-2962	08/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378472	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378472	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378472	finding-2962	08/04/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378468	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378468	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378467	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378467	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378465	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378465	FCRE5116	07/31/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Current mortgage statement missing from file.	Please see attached	Document provided is sufficient. Mortgage statement supports PITI. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378465	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378456	FCOM1231	08/08/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial XXXX is Missing . The initial signed XXXX is missing from the loan file.	Initial signed XXXX	Received missing initial XXXX. Exception resolved. ; The Initial XXXX is Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378456	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378456	FCRE1203	08/22/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud report reflects undisclosed property owned by borrower: XXX	Please see attached. Our borrower does not own this property.	Document received is sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378456	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378453	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378453	FCRE1193	08/18/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Per FNMA Guidelines, X year WX covering most recent two year period is required to qualify borrower with bonus income. Lender provided one year WX only, as a result, Audit excluded Bonus income for coborrower from DTI.
Per FNMA BX-X.X-XX, bonus/overtime of X year or greater is acceptable. Please see attached income calculation worksheet and XXXX WX. XXX overtime income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is overtime. The borrower has been with current employer since XXXX so it's reasonable to expect overtime income to continue.	Document provided is sufficient. Income supported. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378453	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378451	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378451	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378447	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378447	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378446	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378446	FCRE1324	08/05/2024	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed Borrower X Tax Returns Not Signed	Refer to last page of the docs. signed page provided	Received the signed tax returns. Exception resolved. ; Borrower X Tax Returns Are Signed	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378446	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378444	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud report missing from file	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378444	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378442	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378442	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378437	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378437	FCRE1491	08/05/2024	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements . Cash to close in the amount of $XX.XX was not verified as required by guidelines.	Please see attached	Document provided is sufficient. Assets needed to close are acceptable. Exception resolved.; Asset Qualification Meets Guideline Requirements	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378437	FCRE1203	08/21/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud report reflects undisclosed property XXX	Per XXX. the property is owned by XXX	Document provided is sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378437	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378432	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378432	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378426	FCRE1324	08/05/2024	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed The borrowers XXXX and XXXX Personal Tax Returns are not signed by the borrower.	Per FNMA BX-X.X-XX, the signed XXXXC is acceptable in lieu of a signed tax return. Located XXXXC in file.	Documents provided are sufficient. Signed XXXX is acceptable. Exception resolved.; Borrower X Tax Returns Are Signed	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378426	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378426	FCRE1193	08/05/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender used property taxes for the subject property of $XXX.XX per month. However, per tax cert in file property taxes are $X,XXX.XX per year = $XXX.XX per month. DTI exceeds guidelines.	Per product profile effective at the time of application (attached), property taxes are calculated using the Proposed Payment from the escrow screen.	Document provided is sufficient. Tax calculation meets guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378426	FCRE1157	08/05/2024	Credit	Missing Doc	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy . File only contains billing statement for policy period, but no coverage amounts provided.	HOI	Hazard Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378426	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378424	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378424	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378423	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378423	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378423	finding-2962	08/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
								While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378416	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378416	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378414	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378414	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378413	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378413	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378409	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378409	FCRE1254	08/10/2024	Credit	Title	Property Title Issue	Property Title Issue The Title Report provided includes X items on the Lien/Judgement information that were not paid at closing.	Please see attached. the title report printed on X/XX/XX reflects no judgments.	Received title report verifying no liens or judgements. Exception resolved. ; Property Title Issue Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378409	FCRE1333	08/10/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing The Lender used overtime income to qualify. Fannie Mae requires at least XX months for the use of overtime income. The loan file includes a YTD pay stub ending XX/XX/XXXX. No additional overtime income was found in the loan file.	Please see attached income calculation worksheet and XXXX WX. XXX overtime income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is overtime. The borrower has been with current employer since XXXX so it's reasonable to expect overtime income to continue.	Received evidence of OT income for prior year. Exception resolved. ; Borrower X WVOE Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378409	FCRE7497	08/10/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The real estate taxes for the investment property listed on the FinaX XXXX were not found in the loan file.	Property details	Received evidence of property taxes. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378409	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378405	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378405	FCRE1316	08/04/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Leave and Earnings Statement (LES) date X/XX/XXXX. Closing date X/XX/XXXX. LES uploaded in lieu of the VOE.	Document provided is sufficient. Guidelines accept an LES. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378405	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378404	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378404	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378403	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378403	FCRE7495	08/04/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Please provide documentation to confirm the Coborrower's student loans are in deferment or forbearance to allow X% of the balance for the qualifying payment. If this cannot be provided, please verify the monthly payment amount due for each student loan.	Please see attached	Document provided is sufficient. Used X% of the balance for student loan payments. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378403	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378402	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378402	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378401	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378401	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378397	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378397	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378396	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378396	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378392	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378392	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378391	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378391	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378385	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378385	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378381	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378381	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378379	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guidelines

Borrower has stable job time - Borrower has X.XX years on job. Borrower start date is X/X/XXXX so the years on the job is over X.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378379	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guidelines

Borrower has stable job time - Borrower has X.XX years on job. Borrower start date is X/X/XXXX so the years on the job is over X.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378374	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378374	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378374	finding-2962	08/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378372	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378372	FCOM8997	08/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378361	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378361	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378357	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378357	FCRE1316	08/20/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide third party business verification for XXX	Please see attached	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378357	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378356	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378356	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378355	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378355	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378353	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378353	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378350	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378350	FCRE1203	08/22/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report is Resolved or None Exists. Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378350	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378342	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378342	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgrade to an A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378339	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378339	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378337	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378337	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378336	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378336	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378329	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378329	FCRE5116	08/12/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. First lien payment history was not verified in loan file.	Mtg statement	Received VOM. Exception resolved. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378329	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378326	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378326	FCRE1206	07/31/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.	All Interested Parties Checked against Exclusionary Lists	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378326	FCRE1205	07/31/2024	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared	OFAC Check Completed and Cleared	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378326	FCRE1182	08/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378326	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378324	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets Guidelines	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378324	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets Guidelines	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378319	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378319	FPRO1245	08/01/2024	Credit	Appraisal	Appraisal is Expired	Primary Value Appraisal is Expired The AVM located in the file doesn't provide a date as to when it was printed. Lender to provide a copy of the AVM used which has an effective date to ensure the one provided wasn't expired.	We agree the HVE is not dated. Please see attached screen shot to show that the HVE was uploaded to XXX on X/XX/XX.	Primary Value Appraisal is Not Expired Or Primary Valuation Does Not Exist. Evidence provided of AVM date of XX/XX/XXXX. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378319	FCRE1182	08/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378319	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378315	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378315	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378313	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378313	FCOM1221	08/04/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Pages X+X is missing from the Mortgage.	DOT	Received all pages of the mortgage. Exception resolved. ; The Deed of Trust is Present and Complete	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378313	FCRE5116	08/04/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Mortgage Statement/Verification of First Lien was not provided.	Mtg Statement	Received missing VOM. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378313	FCOM8997	08/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378312	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378312	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378309	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378309	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378309	finding-2502	08/02/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML is compliant.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378307	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378307	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378305	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378305	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378303	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378303	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378300	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378300	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378297	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378297	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378296	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378296	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378292	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378292	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378291	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378291	FCRE1158	08/10/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing page X of Hazard Insurance listing Policy number and dates of coverage.	HOI	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378291	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378287	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378287	FCRE1440	08/07/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Proof from the xxxx payment history was not provided in the image file and no proof the borrower had main the XX/XX/XXXX payment prior to closing. Please provide a payment history or a credit supplement to support the updated payment history.	XX/XX/XXXX Statement	Document provided is sufficient. Exception resolved.; Housing History Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378287	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378285	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time -	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378285	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time -	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378281	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378281	FCRE1316	08/11/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide a Verbal VOE for XXX dated within XX business days of closing.	voe	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378281	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378280	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378280	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378280	finding-2962	08/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378275	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378275	FCRE7569	08/03/2024	Credit	Debt	Mortgage history for primary residence less than 12 months	Per lender guidelines mortgage history must be verified by xxxx if the mortgage loan is serviced by xxxx. xxxx mortgage history printout not found in file.	History	Received Mtg. pay history. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378275	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378273	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378273	FCRE1182	08/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378273	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378271	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378271	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378266	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378266	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Note states downgraded to A. Does this require action? If not, what is required to clear this condition.	HPML compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378266	finding-2962	08/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Note states downgraded to A. Does this require action? If not, what is required to clear this condition.	HPML compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378265	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378265	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378264	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378264	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378263	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378263	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378261	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378261	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378260	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378260	FCRE7497	08/03/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of TIA for Second Home, XXX.	REO	Received evidence of the PITIA. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378260	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378259	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378259	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378255	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378255	FCRE1159	08/05/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Lender to provide previous property insurance its not in file .Only the renewal with effective XX/XX/XXXX is present.	HOI X/XX/XXXX - X/XX/XXXX	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378255	FCOM8997	08/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378253	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378253	FCRE5116	08/04/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Senior Lien Mortgage Statement/Verification of Mortgage was not provided.	Xst lien	Received the VOM. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378253	FCRE1158	08/04/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Hazard Insurance Policy does not reflect policy number or effective dates.	HOI	Received hazard policy reflecting policy number and effective dates. Exception resolved. ; Hazard Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378253	FCRE1206	08/04/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.	All Interested Parties Checked against Exclusionary Lists	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378253	FCRE1205	08/04/2024	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared	OFAC Check Completed and Cleared	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378253	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378249	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378249	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378242	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378242	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378239	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud Report missing.	Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378239	FCRE1151	08/02/2024	Credit	Title	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided Title Document not in file.	Title	Received chain of title. Exception resolved. ; Satisfactory Chain of Title has been provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378239	FCRE1145	08/02/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing Title Document not in file.	Misc	Document provided is sufficient. Exception resolved.; Title Document is fully Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378239	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378235	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time -	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378235	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time -	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378234	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378234	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378231	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378231	FCRE1193	08/17/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender used property tax for subject property of $XXX.XX per month, but Tax Cert in file reflects property taxes of $XX,XXX.XX per year = $XXX.XX per month. DTI exceeds guidelines.	Per the CES Product Profile in place at the time of application, taxes and insurance are calculated using the proposed amount from the escrow screen.	Document provided is sufficient. Taxes verified. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378231	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378228	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud report is required for current deal and was not located in the collateral file		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378228	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378223	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378223	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378222	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378222	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378214	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378214	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378209	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job. Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378209	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378209	finding-2962	08/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378207	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378207	FCRE1193	08/17/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% Per FNMA Guidelines, X year WX covering most recent two year period is required to qualify borrower with bonus income. Lender provided one year WX only.
Per FNMA BX-X.X-XX, bonus of X year or greater is acceptable. Bonus can be verified with paystubs and WX(s), a WVOE is not required. Please see attached income calculation worksheet and XXXX WX. XXXXX bonus income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is bonus. The borrower has been with current employer since XXXX so it's reasonable to expect bonus income to continue.	Document provided is sufficient. Income documented. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378207	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378205	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378205	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378204	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378204	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378204	finding-2978	08/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378202	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378202	FCRE1304	08/07/2024	Credit	Income/Employment	Income 1 Income Trend is Decreasing	Income X Income Trend is Decreasing CUW attempted to use the ender's commission income to qualify. The WVOE page XXX shows $X commission, and the 'other; income varies to great to be income expected to continue. XXXX Other YTD $XX,XXX.XX | XXXX 'Other' $X,XXX.XX | XXXX 'Other' $XXX.XX. Variance of the 'other income XXXX-XXXX is XX% - NO LOE supporting provided. The YTD base salary of $XX,XXX.XX per the WVOE annualized is in decline from the XXXX-XXXX income. XXXX $XX,XXX.XX / XXXX $XX,XXX.XX / XXXX YTD X/XX/XX $XX,XXX.XX/X.XX=$X,XXX.XX*XX=$XX,XXX.XX, a decline of XX.XX%. Using the most conservative approach of only the bi-weekly base salary BX of $XXXX.XXxXX=/XX=$XXXX.XX. While guides allow use of YTD paystub and previous year WX, the WVOE is provided and cannot be negated. I For this scenario - only the base income can be used at this time $X,XXX.XX/mo	Response from Underwriting Manager:
WVOE has incorrect breakdown by income type; however, the earnings are an exact match to paystub/WX

• Paystub dated X/XX/XX YTD: $XXXXX.XX
• WVOE dated X/XX/XX YTD: $XXXXX.XX
• Prior Year WX: $XXXXX.XX
• Prior Year WVOE: $XXXXX.XX

Based on the comparison, it can be deduced that commissions and bonus have prior year history; however, their exact totals cannot be confirmed due to incorrect placement. The employer will not fill out a manual if they participate in XXX or XXX programs. Paystub method was still utilized by the XXX to be conservative. The tool is working as intended by completing an extraction method from prior year earnings - salary indicated.
										Document provided is sufficient. Income acceptable. Exception resolved.; Income X Income Trend is Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378202	FCRE1437	08/07/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines BX's income is not supported using the documentation provided.		Income and Employment Meet Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378202	FCRE1193	08/07/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI variance - CUW XX.XX% vs Lender's - Lender qualified with income of $X,XXX.XX/mo. Due to the declining base and unsupported commission income, only the base income of $X,XXX.XX is properly supported.		Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378202	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378202	finding-2978	08/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

								While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378197	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378197	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378196	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378196	FCRE1203	08/23/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud reflects undisclosed Property not on the XXXX. The address is XXX. Borrower X's name and an unknown individual with the same last name are listed as owners on the Fraud Report. An address of XXX. is reflected on the credit report as a former address for Borrower X. No corresponding tradeline on the credit report. XXX Propety Tax Records do not reflect names of ownership. Undetermined impact to the DTI calculation. Requires Letter of Explanation for ownership of XXX.	Per XXX, owners are XXX and XXX Per XXX, XXX does not appear on his list of real property.	Document provided is sufficient. Fraud report cleared. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378196	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378194	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378194	FCOM8997	08/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378193	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378193	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378192	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378192	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378189	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378189	FCRE1316	08/01/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Please see attached	Document provided is sufficient. VOE supports employment. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378189	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378185	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378185	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378183	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378183	FCOM8997	08/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378182	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378182	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378180	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378180	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378180	finding-2962	08/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378177	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378177	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378174	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378174	FCRE1174	08/07/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Partial	HO-X Master Insurance Policy Partially Provided The Master insurance dec page provided doesn't reflect a mortgagee in favor of the lender. Lender to provide a updated insurance dec page showing the second mortgage.	Master	Document provided is sufficient. Exception resolved.; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378174	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378172	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378172	FVAL9739	08/10/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Inspection report required per XXX Guidelines, missing from file	AVM, PCI	Documents provided are sufficient. AVM and PCI support value. Exception resolved.; Property/Appraisal Meets Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378172	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378171	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378171	FCRE1159	08/05/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	HOI	Received previous years hazard policy, exception resolved. ; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378171	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378171	finding-2962	08/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378166	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378166	FCRE7009	08/11/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required The Replacement Cost Estimate provided dated X/X/XXXX shows the estimated replacement cost of $XXX,XXX. The HOI policy provided does not cover this amount or provide guaranteed replacement cost coverage.	HOI	Received evidence of hazard coverage. Exception resolved. ; Hazard Insurance coverage meets guideline requirement	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378166	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378165	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378165	FCRE5116	08/16/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. File is missing evidence that June payments were made for first mortgage with xxxx and second mortgage with XXX.	VOM; VOM for XXX Loan. We will obtain verification for XXX	Document provided is sufficient. Housing history verified. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378163	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. borrower has stable job time.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378163	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. borrower has stable job time.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378159	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378159	FCRE1193	08/15/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender calculated income incorrectly. Lender used bonus income of $X,XXX.XX per month for borrower that was not documented in file.	Per the CES Product Profile, income is verified with a YTD paystub and X year WX.

									Please see attached income calculation worksheet and WX. Bonus income was calculated by extracting the base from the XXXX WX. It is reasonable that the remaining portion is Bonus. Borrower has been with current employer since XXXX so it is likely very consistent.	Document provided is sufficient. Bonus income documented. DTI within guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378159	FCRE7497	08/15/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation to verify PITIA for other REO at XXX	REO	Received evidence of PITI for addition property. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378159	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378155	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guides

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378155	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Complaint	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guides

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378150	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378150	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378149	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378149	FCRE7009	08/11/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Guidelines:
A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy.
● Evidence of replacement cost may be demonstrated with
○ Guaranteed replacement cost or
○ Replacement cost, or other similar endorsement, or
○ Replacement cost estimator

The loan file does not show XXX% replacement cost, nor does it contain a Replacement Cost estimator.	RCE	Document provided is sufficient. Hazard coverage acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378149	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378148	FCOM1221	08/07/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Pages X-X are missing from the Mortgage.	DOT	The Deed of Trust is Present and Complete	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378148	FCRE5116	08/07/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Senior Lien Balance/Verification of Mortgage has not been provided.	Xst lien	Received Mtg. statement to verify balance. Exception resolved. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378148	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378148	FCRE1204	08/23/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts. Fraud report reflects co-borrower foreclosure and/or short sale on other REO, XXX, within XXX yrs of the loan date. Evidence required that co-borrower was eligible.	Per XXX there was a modification in XX/XX/XXXX. Per FNMA BX-X.X-XX, the waiting period is measured from the completion date of a foreclosure action as reported on the credit report or other foreclosure documents provided by the borrower. Since a foreclosure was never completed, this is out of scope. XXX owned the property until it was sold in XXXX	Document provided is sufficient. Fraud report cleared. Exception resolved.; All Fraud Report Alerts have been cleared or None Exist	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378148	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378146	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378146	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378145	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378145	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378144	FVAL9739	08/26/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property condition report in file reflects significant repairs needed of roof replacement, window replacement and exterior paint. Estimated cost to cure of $XX,XXX. Subject loan closed with CLTV of XX%.	We acknowledge the reviewer's comments. However, we contend this is non-material. Per the CES Product Profile: Valuation products must show in average or better condition. The PCI indicates "Subject home is in good condition and is comparable to the neighborhood. Roof, windows and paint all look with the standards of the community." The fact they would need replacement if the home was put on the market is out of scope for this transaction.	Document provided is sufficient. Exception resolved.; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378144	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378144	FCRE1203	08/26/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Subject property was owner occupied refinance. However, Fraud Report reflects borrowers utilizing XXX as current address. Credit report in file also reflects as current address. The XXX Tax Rolls reflect the owner is XXX. A Letter of Explanation from the co-borrower states the address belongs to a grandmother in which they have not lived since XXXX. However, the borrower paystubs and W-X's dated XXXX-XXXX reflect a current residence address of XXX. Verification of occupancy required and/or additional explanation.	We acknowledge the reviewer's comments, however, we contend that this is non-material. XXX address with his employer is XXXX, a home where he previously lived. The attached XXX search shows that the last time this address was associated with him was in XXX. His driver's license, along with other documents and our servicing system show XXX as the mailing address.	Document provided is sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378144	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378143	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378143	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378142	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378142	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378139	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378139	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378138	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378138	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378134	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378134	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378133	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378133	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378128	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378128	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378127	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378127	FVAL3825	08/19/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. X	PDI	Document provided is sufficient. PDI acceptable. Exception resolved.; Property Inspection Provided.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378127	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378124	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378124	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378122	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378122	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378121	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378121	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378120	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378120	FVAL9739	08/09/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Appraisal report pages not scanned in full.	Appraisal	Received complete appraisal. Exception resolved. ; Property/Appraisal Meets Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378120	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378114	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378114	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378113	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378113	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378105	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378105	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378105	finding-2978	08/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

								While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378104	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378104	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378100	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378100	FCRE1437	08/13/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines XX% of salary income is commissions, lender did not provide complete Xyrs or current WVOE. Missing verification of Commission income.	Per FNMA BX-X.XX, commission of X year or greater is acceptable. Commission can be verified with paystubs and WX(s), a WVOE is not required. Please see attached income calculation worksheet and XXXX WX's. Commission income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is commission. The borrowers have been with current employer since XXXX so it's reasonable to expect Commission income to continue.	Document provided is sufficient. DTI within guidelines. Exception resolved.; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378100	FCRE1193	08/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Commission income not included in total qualfiied income because loan file is missing a complete two year history or WVOE.		Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378100	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378095	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378095	FCRE7009	08/10/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Replacement cost estimator show cost to replace home $XXX,XXX, estimate total liens on property is $XXX,XXX. Hazard insurance policy reflects coverage of $XXX,XXX.	RCE confirmation email	Documentation provided is sufficient. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378095	FVAL2477	08/21/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Please provide a complete copy of the appraisal report. Report in file cut off on bottom unable to view value.	Appraisal	Document provided is sufficient. Appraisal acceptable. Exception resolved.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378095	FCRE3653	08/21/2024	Credit	Missing Doc	Missing letter of explanation	Copy of the cash out purpose occupancy affidavit is missing.	This is an invalid finding. The loan closed as General QM, not QM Exempt. Therefore, the statement requested is not required.	Explanation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378095	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378093	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378093	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378090	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378090	finding-2838	08/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378090	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378087	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Provide a Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378087	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378086	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378086	FVAL9739	08/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Appraisal report is missing full pages. It appears the lower portion of some pages were not scanned.	Please see attached	Document provided is sufficient. Complete Appraisal supports requirements. Exception resolved.; Property/Appraisal Meets Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378086	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378085	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378085	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378079	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378079	FCRE8611	08/11/2024	Credit	Income/Employment	Income/Employment General	i. Discrepancy exists between co-borrower's employer which reflects 'XXX' and Paystub Employer indicating'XXX'. No documentation in file explaining if both are affiliated.
ii. Employer name on WVOE reflects COM - XXX which differs from employer stated on XXXX and VVOE	XXX and XXX is one and the same. The school is called XXX, see attached	Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378079	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378078	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378078	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378072	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guidelines

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

											Borrower has stable job time - Borrower has XX.XX years on job. This is correct	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378072	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guidelines

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

											Borrower has stable job time - Borrower has XX.XX years on job. This is correct	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378070	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378070	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378068	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378068	FCRE1203	08/26/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud Report reflects undisclosed property not disclosed on final XXXX: XXX with a purchase date of XX/XX/XXXX. Mortgage liens opened in amount of $XXX at the time of acquisition.	Per XXX, owned by XXX and XXX Our borrowers XXX and XXX It appears that this is a XXX situation. The signatures on the deeds do not match.	Document provided is sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378068	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378066	FCRE7009	08/15/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Hazard insurance coverage is sufficient	The estimated cost to rebuild the property is on p. X of the HOI. RCE $XXX,XXX	Document provided is sufficient. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factors	Resolved	08/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378066	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factors	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378066	finding-2838	08/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factors	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378066	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factors	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378063	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378063	FVAL9739	08/21/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Please provide all pages of the property condition report. Only page X was uploaded.	PCI; Appraisal report	Document provided is sufficient. PCI acceptable. Exception resolved.; Property/Appraisal Meets Guidelines; The xxxx HVE is in file. What is required is a PCI report. Exception remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378063	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378062	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378062	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378061	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378061	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378058	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378058	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378049	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378049	FCRE1150	08/05/2024	Credit	Missing Doc	Subordination Agreement is Missing	Missing Subordination Agreement for XXX with XXX reflected on title.	Please see attached. The title report printed on X/XX reflects the XXX UCC lien. The title report printed on X/XX shows the lien removed. UCC liens are typically against personal property (XXX panels) so the lienholder removes from title then replaces it after the mortgage lien is recorded so it is in second lien position.	Subordination Agreement is Present; Subordination Agreement is not required. Updated title provided removing lien. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378049	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378048	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378048	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378041	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XX.X years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378041	FVAL3825	08/27/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject county under individual assistance due to XXX, ending XX/XX/XXXX.	PDI	Property Inspection Provided.	Borrower has stable job time - Borrower has XX.X years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378041	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378040	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378040	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378038	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378038	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378038	finding-2962	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378037	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378037	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378034	FCRE1159	08/13/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Prior policy not provided to determine if property was insured at time of closing.
Effective date is after closing date on policy provided.	HOI	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378034	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378034	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378034	finding-697	08/17/2024	Compliance	Points & Fees	XXX High Cost Home Loan Points and Fees Threshold Test	This loan has terms that exceed the high-cost home loan points and fees threshold.
 (XXX X-XA-X(X),(XX)(B))
The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed:

X percent of the total loan amount if the total loan amount is $XX,XXX.XX or more.
The lesser of X percent of the total loan amount or $X,XXX.XX if the total loan amount is less than $XX,XXX.XX.
 Fees included in testing:
Application Fee paid by Borrower: $XXX.XX
MERS Registration Fee paid by Borrower: $XX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Settlement or Closing Fee paid by Borrower: $XXX.XX
Underwriting Fee paid by Borrower: $XXX.XX
TILA XXX cure required. Refund in the amount of $X.XX requires a PCCD, LOE, and copy of refund check and reopen rescission.	Tolerance Cure docs	Cure package provided; Exception downgraded to a X/B	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304378033	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378033	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378033	finding-697	08/20/2024	Compliance	Points & Fees	XXX High Cost Home Loan Points and Fees Threshold Test	This loan has terms that exceed the high-cost home loan points and fees threshold.
 (XXX X-XA-X(X),(XX)(B))
The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed:

X percent of the total loan amount if the total loan amount is $XX,XXX.XX or more.
The lesser of X percent of the total loan amount or $X,XXX.XX if the total loan amount is less than $XX,XXX.XX.
TILA XXXb Cure Required. Refund in the amount of $X.XX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery and reopen rescission.	Cure docs	Received PCCD, LOE, Copy of refund check of $X.XX and proof of shipment to the borrower from the client for testing; exception cured post closing.; Received PCCD, LOE, Copy of refund check of $X.XX and proof of shipment to the borrower from the client for testing; exception cured post closing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304378032	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378032	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378031	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378031	FCRE3653	08/15/2024	Credit	Missing Doc	Missing letter of explanation	Missing the Cash-out Purpose Affidavit required by the guidelines.	This is not a valid finding. This is not required on CES loans considering all CES loans are "cash-out", non-QM loans.	; Explanation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378031	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378030	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378030	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378029	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guides

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

											Borrower has stable job time - Borrower has X.X years on job. This is correct	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378029	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guides

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

											Borrower has stable job time - Borrower has X.X years on job. This is correct	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378027	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378027	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378023	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378023	FCRE1347	08/05/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	VOE	Document provided is sufficient. VOE supports employment. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378023	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378021	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378021	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378015	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378015	FCRE1203	08/27/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud report reflects undisclosed real estate with address of XXX – XXX Property Transfer records show this property was acquired by the borrower, XXX on X/XX/XXXX. XXX. The property tax bill shows the primary residence (subject transaction, XXX) as the mailing address for the tax bill. This property is not disclosed in the loan file. The documentation found does not show if financing was attained. The annual property tax bill is $X,XXX.XX or $XXX.XX/mo. The qualifying DTI is at XX.XX% of the max allowed of XX%. The components of this property once attained may exceed the qualifying ratio. The housing components for XXX are required in addition to an LOE regarding its non-disclosure. The property taxes increase the DTI over the max threshold to XX.XX%.( XXX)	Please see homeowner's insurance attached; XXX does belong to our borrower. Per the property profile attached, the home is owned free and clear. The taxes are reflected on the profile...we're following up on the insurance. The borrower provided a fully executed lease agreement along with evidence of lease receipt to show that the home is rented.	Documents provided are sufficient. Exception resolved. ; Potential Fraud Reflected on Fraud Report is Resolved or None Exists; Please provide hazard policy for XXX. Exception remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378015	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378012	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378012	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378010	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378010	FCRE1159	08/18/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Missing original policy to insure property was secured at the time of closing.	Hazard	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378010	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378006	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378006	FCRE7009	08/12/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Please verify the amount of replacement listed on policy. Coverage of policy is $XXX,XXX liens Xst and Xnd $XXX,XXX + $XXXXX = $XXX,XXX.
									p. X of the HOI policy is the estimated home replacement cost of $XXX,XXX	Document provided is sufficient. Hazard policy is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378006	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378004	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. This is correct

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378004	FCRE1159	08/18/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Page XXX shows the hazard insurance bill was paid in August to renew so the previous insurance was in place at the time of this loan closing.	HOI	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Borrower has stable job time - Borrower has X.XX years on job. This is correct

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines	Resolved	08/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378004	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. This is correct

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378003	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378003	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378003	finding-2962	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378002	FCRE1201	08/22/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378002	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377991	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377991	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377990	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377990	FCRE1145	08/13/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing	See attached	Document provided is sufficient. Exception resolved.; Title Document is fully Present	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377990	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377989	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377989	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377988	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377988	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377986	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377986	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377985	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377985	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377983	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377983	FCRE6914	08/13/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing . Patriot Act for BX has BX's verification information.	Please see attached	Document provided is sufficient. Exception resolved.; Borrower X Citizenship Documentation Provided or Not Required	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377983	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377980	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377980	FCRE1333	08/17/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing Please provide a written VOE with XXXX income break outs or a XXXX year end paystub to confirm the borrower has received at least one year of overtime and/or bonus income to qualify with the additional $XXX.XX/month in bonus/overtime income.	Uploaded paystubs with YTD earnings, VOE and income worksheet	Documents provided are sufficient. DTI within guidelines. Exception resolved.; Borrower X WVOE Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377980	FCRE7009	08/17/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Please provide a hazard insurance declarations page with a minimum of XXX% replacement cost coverage. This can be documented with guaranteed replacement cost coverage, replacement cost or similar endorsement, or a replacement cost estimator.	Dwelling coverage $XXX,XXX plus XX% extended replacement cost is $XXX,XXX. RCE $XXX,XXX	Document provided is sufficient. Hazard coverage is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304377980	FCRE6019	08/17/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Please provide a copy of the borrower's identification or the patriot act disclosure including this information completed by the settlement agent.	Patriot Act	Document provided is sufficient. Patriot Act supports identification/citizenship. Exception resolved.; Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377980	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377978	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377978	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377972	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377972	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107601	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107601	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106715	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106715	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	Pre-close Credit Report was uploaded XX/XX/XX. Re-uploaded here.; Pre-Close Credit Report	Borrower X Gap Credit Report is not missing.; Received lender response "Pre-Close Credit Report" however the document was not uploaded. Once uploaded will review. Exception Remains.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304108083	finding-3352	03/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108083	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Pre-Close Credit Report	Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304242415	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242415	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098216	FCOM8997	02/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098216	FCRE1145	02/21/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing Title Document is missing	Title report attached. Please note this was included in the shipped file.	Title Document is fully Present; Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304098216	FCRE5782	02/26/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file.	Gap credit report attached.	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304108817	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108817	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094474	finding-47	03/06/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. There's no evidence of the revised disbursement date in the loan file. The consummation date of X/XX/XXXX is within X business days of the disbursement date of X/XX/XXXX per the CD issued X/XX/XXXX.	PCCD reflecting disbursement date XX/XX/XX	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304094474	FCRE1148	03/08/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXXX The file does not contain evidence of a title commitment or title policy with a proposed Insurance amount of $XXX,XXX.XX. The provided commitment has a $XX,XXX.XX coverage amount.	Title Commitment	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304094474	FCRE5783	03/08/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094474	FCRE5782	03/08/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094474	FVAL2477	03/08/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	The AVM provided in file is illegible. Document reflects sections highlighted that blocks important information. Need AVM with no highlighted marks and legible.	AVM	Received legible AVM. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304241466	finding-3352	03/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241466	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107882	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107882	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109659	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factor	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109659	FCRE1148	03/14/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXX. Lender to provide a final policy reflecting adequate coverage.	updated amount	Title Coverage Amount of $XXXXX is equal to or greater than Total Amount of Subject Lien $XXXXX. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factor	Resolved	03/14/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304107635	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107635	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304249364	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304249364	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105979	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105979	FCRE5782	02/27/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file.	PRE-CLOSE CREDIT REPORT	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	02/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105979	FCRE1183	02/27/2024	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided The XXX Mortgage Statement the borrower has an unpaid Xnd mortgage in the amount of $X,XXX.XX. Missing evidence of the terms and evidence of the collateral the loan is encumbering, as final CD does not reflect anything was paid off at closing.	INFO ON XND LIEN TERMS	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	02/27/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304302481	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302481	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107057	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor.

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107057	FCRE5782	03/08/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The file does not contain evidence of a Pre-close credit report dated within XX calendar days of the Note date.	Pre-Close Credit Report	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor.

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304256262	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum -	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256262	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253090	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum -

Qualifying FICO is Greater than the Guideline Minimum -

Qualifying DTI below max allowed. -

											Original LTV is Below the Guideline Maximum -	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253090	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum -

Qualifying FICO is Greater than the Guideline Minimum -

Qualifying DTI below max allowed. -

											Original LTV is Below the Guideline Maximum -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302367	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302367	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251776	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251776	FCRE1332	04/17/2024	Credit	Income/Employment	Borrower 1 Paystubs Less Than 1 Month Provided	Borrower X Paystubs Less Than X Month Provided Per Seller Guidelines the income verification is required to be FNMA Selling Guide, which requires paystubs for the most recent month or XX days. The loan file contains two of the same pay stub for the pay period of X/XX/XXXX to X/XX/XXXX, and a pay stub with no pay period start or end date, dated XX/X/XXXX reflect the borrower was paid a bonus on this date. Need additional pay stubs covering no less than XX days consecutively to meet guidelines.	Additional paystub	Borrower X Paystubs Less Than X Month Provided Condition Resolved	Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251776	FCRE1148	04/17/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXXX Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXX,XXX . Lender to provide an updated policy or Final indicating the proposed Insured amount of $XXX,XXX	Final title policy with updated coverage	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304106714	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106714	FCRE6618	03/06/2024	Credit	Borrower	Borrower information on 1003 is incomplete	The Initial XXXX contains an inaccurate Social Security number for the Borrower.	Initial XXXX	Received corrected XXXX. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304106714	FCRE5774	03/06/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. The credit report, with the correct Social Security Number, has account information blacked out. Missing a copy of a clear credit report with all reporting information.	Credit Report	Borrower X Credit Report is not partially present.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304106714	FCRE1339	03/06/2024	Credit	Missing Doc	Borrower 1 Personal Bank Statements Missing	Borrower X Personal Bank Statements Missing The Personal Bank statements provided have the deposit for the Notes Receivable income blacked out. Please provide clean bank statements that verify the receipt of XX months of the notes receivable income.	Bank Statements	Borrower X Personal Bank Statements Provided; Borrower X Personal Bank Statements Provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094548	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094548	FCRE1148	03/06/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX Verified with the title commitment in the file that the Proposed amount of Insurance is listed as $XXX,XXX.XX. Please provide an updated policy with an Insurance amount of $XXX,XXX.XX	Updated Title	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304094548	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The file does not contain a Pre-close credit report dated within XX Calendar days of the Note date.	Pre-close Credit Report	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094548	FCRE5783	03/06/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The file does not contain a Pre-close credit report dated within XX Calendar days of the Note date.	Pre-close Credit Report	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105757	FCOM8997	03/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	03/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105757	FCRE5782	03/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	Pre-Close Credit Report	Borrower X Gap Credit Report is not missing.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105757	FCRE5783	03/05/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	Pre-Close Credit Report	Borrower X Gap Credit Report is not missing.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304101313	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101313	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310055	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310055	FCRE6019	04/17/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing No evidence of either the borrower's Driver's Licenses or the US Patriot Act Disclosure.	Customer ID Form - XXX	Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304310055	FCRE6914	04/17/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing No evidence of either the borrower's Driver's Licenses or the US Patriot Act Disclosure.	Customer ID Form - XXX	Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304087480	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Borrower has stable job time - Borrower has X.X years on job. Comp Factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304087480	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Borrower has stable job time - Borrower has X.X years on job. Comp Factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255463	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255463	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304069612	finding-3352	03/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met. Loan downgraded to a one.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304069612	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date was required for the borrower. However, the loan file is missing this pre-close credit report.	Pre-Close Credit Report	Borrower X Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304069612	FVAL1310	03/04/2024	Credit	Missing Doc	Missing HOA/Condo Certification	Missing verification of the Monthly HOA Dues for $XX per month.	The $XX/mo HOA dues are for the $XXXX annual master insurance premium / XX monthly and split evenly between the two units = $XX.XX, rounded up to $XX.	Received Master Policy for subject property. The HOA Dues listed on the Appraisal of $XX are to cover the premium of master HOI. Policy provided reflecting correct address and mortgagee. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304101242	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101242	FCRE1440	03/06/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Borrower is not on the senior Mortgage Note. The provided Note verifies the loan is in the non-borrowing spouses name only. An email correspondence in file reflect a Lender Exception was granted, however this document does not include any compensating factors for approval. Need an executed Lender Exception Form with compensating factors to downgrade the exception to a level X/B.	Attache is the email with our Exception Approval Form; Attached is the email with our Exception Approval form; See the attached doc that verifies the primary mortgage as being current.	Received an email correspondence with a Lender Exception granting an exception because the borrower is not on the first lien Note, but loan was approved including the full PITIA in the calculated DTI. The following compensating factors were identified by the lender; LTV is less than maximum, excellent housing payment history, and additional household income shown on IRS transcripts from XXX not used in qualifying. Exception downgraded to a level X/B.; A copy of credit report was provided still reflecting that non-borrowing spouse is the only one on the mortgage loan. However, exception is in regards to the following: The Borrower is not on the senior Mortgage Note. The provided Note verifies the loan is in the non-borrowing spouses name only. An email correspondence in file reflect a Lender Exception was granted, however this document does not include any compensating factors for approval. Need an executed Lender Exception Form with compensating factors to downgrade the exception to a level X/B. Exception Remains.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304101242	FCRE1193	03/06/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Due to the Hazard Insurance Monthly payment of $XXX used by the lender was must less than the amount verified. Verified with the provided Hazard Policy that the Monthly payment is $XXX.XX.	Updated hazard binder	Received updated HOI reflecting much lower premium and monthly payment. The DTi decreased and fellow below maximum. Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304101242	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for . However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304106970	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106970	FCRE1316	03/17/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The most recent VOE in file is dated X/X/XXXX, the Note and Closing date was X/XX/XXXX, which is XX days prior to closing. VVOE within XX days prior to closing required to meet guidelines.	VVOE	Seller pointed out that the VVOE provided, as a re-verification section which reflects the updated VVOE completed prior to closing on X/XX/XXXX. Exception Resolved.; Received duplicate VVOE dated X/X/XXXX, XX days from closing, which does not meet guidelines, as the initial exception stated the VVOE is more than XX days from closing Exception Remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304242901	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242901	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250876	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250876	FCRE1339	04/02/2024	Credit	Missing Doc	Borrower 1 Personal Bank Statements Missing	Borrower X Personal Bank Statements Missing Seller Guidelines are silent and follow FNMA requirements. The loan file contains Award Letter's for Retirement and Social Security Benefits, but missing proof of receipt.	Rebuttal	Borrower X Personal Bank Statements Provided; Received Seller Response with a screen shot of guidelines. The Guidelines provided to Audit are Preferred HELOANS Closed-End Second Reference Guide, which does not contain the full underwriter guidelines, just a short form, that does not reflect the referenced information provided. Utilizing the screen shot provided, the Award Letters provided is sufficient and meets Seller requirements. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304250876	FCRE3653	04/02/2024	Credit	Missing Doc	Missing letter of explanation	The Credit Inquires and Address Variance Letter of Explanation is missing borrower signature.	Credit LOE	Received executed credit inquires and address variance LOE. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304241660	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241660	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110231	FCOM8997	03/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110231	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101270	finding-988	03/15/2024	Compliance	Points & Fees	XXX Subsection 10 Mortgage Points and Fees Threshold Test	This loan failed the subsection XX mortgage points and fees threshold test.
 (XXX XXXX, §X (XX)(a)(ii))
The total points and fees payable by the consumer at or before closing exceed the greater of X% of the total loan amount or $X,XXX.XX.	EVID BORR REFUND; SEEING AS THE BORROWER USED THIER OWN SETTLEMENT COMPANY AND DID NOT USE THE GUILD PREFERRED PROVIDER LIST, THESE FEES SHOULD NOT BE SUBJECT TO A TOLERANCE. THESE FEES ARE LISTED IN SECTION C.COULD YOU PLEASE RE-REVIEW AND SEE IF THIS CAN BE CLEARED ; HPML SCREEN	Cure package provided cures the XXX high cost; The fees were appropriately tested under the unlimited tolerance category. This exception is referencing the XXX Subsection XX high cost statute which includes all fees considered that are considered finance charges per the definition. XXX statute Title XXA Section X-XXX subsection XX(a-d) indicates the following fees are included in the points and fees definition: (d) For purposes of subparagraph (ii) of paragraph (a) of this subsection, points and fees shall include: (i) all items included in the finance charge, except interest or the time-price differential; (ii) all compensation paid to mortgage brokers; and (iii) each of the charges listed in XXX Section XXXX(e), except an escrow for future payment of taxes, unless: (aa) the charge is reasonable; (bb) the creditor receives no direct or indirect compensation; and (cc) the charge is paid to a third party unaffiliated with the creditor; (iv) premiums or other charges for credit life, accident, health, or loss-of-income insurance, or debt-cancellation coverage, whether or not XX the debt-cancellation coverage is insurance under applicable law, that provides for cancellation of all or part of the consumer’s liability in the event of the loss of life, health, or income or in the case of accident, written in connection with the credit transaction; and (v) such other charges as the Administrator determines to be appropriate. (e) The provisions of this subsection shall not be construed to limit the rate of interest or the finance charge that a person may charge a consumer for any extension of credit. The following fees were included in point and fees testing because they are considered finance charges: Title - Attorney fee $XXX Flood Cert $X.XX Loan origination fee $XXX.XX Discount Points $XXX.XX Title - Settlement Fee $XXX.XX Title - Sub Escrow Fee $XXX.XX Wire Transfer Fee $XX.XX; XXX statute Title XXX Section X-XXX subsection XX(a-d) indicates the following fees are included in the points and fees definition:
(d) For purposes of subparagraph (ii) of paragraph (a) of this subsection, points and fees shall include:
(i) all items included in the finance charge, except interest or the time-price differential;
(ii) all compensation paid to mortgage brokers; and
(iii) each of the charges listed in XXX,
except an escrow for future payment of taxes, unless:
(aa) the charge is reasonable;
(bb) the creditor receives no direct or indirect
compensation; and
(cc) the charge is paid to a third party unaffiliated with the creditor;
(iv) premiums or other charges for credit life, accident, health, or loss-of-income insurance, or debt-cancellation coverage, whether or not
XX
the debt-cancellation coverage is insurance under applicable law, that provides for cancellation of all or part of the consumer’s liability in the event of the loss of life, health, or income or in the case of accident, written in connection with the credit transaction; and
(v) such other charges as the Administrator determines to be appropriate.
(e) The provisions of this subsection shall not be construed to limit the rate of interest or the finance charge that a person may charge a consumer for any extension of credit.

The following fees were included in point and fees testing because they are considered finance charges:
Title - Attorney fee $XXX
Flood Cert $X.XX
Loan origination fee $XXX.XX
Discount Points $XXX.XX
Title - Settlement Fee $XXX.XX
Title - Sub Escrow Fee $XXX.XX
Wire Transfer Fee $XX.XX	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304101270	FCRE8999	03/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304089532	FCRE5790	03/04/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). The gap credit report is dated XX/XX/XXXX, which is exceeds XX days from the Note date. Missing gap credit exception was cleared, but this one is added as the gap credit does not meet the XX day time line.	Updated report attached.	Borrower X Gap Credit Report is not expired.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304089532	FCRE5782	02/26/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file.	Gap credit report attached.	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304089532	FCRE8999	02/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304089532	FCOM1227	02/22/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	Mortgage with PUD rider attached.	Received PUD Rider recorded with the subject Deed of Trust. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095813	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095813	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for the borrower. However, the loan file is missing this pre-close credit report.	Pre-Close Credit Report attached.	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304099169	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099169	FCRE1159	03/07/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Invalid finding Hazard Insurance Effective Date of XX-XX-XXXX matches loan disbursement date of X/XX/XXXX	Effective date of policy within XX days of disbursement date.	This was an invalid exception and was reported by mistake. Agree with Seller exception Comments. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304099169	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for . However, the loan file is missing this pre-close credit report fort he borrower.	Pre-Close Credit Report	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304077685	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077685	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304078478	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304078478	FCRE5782	02/27/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the file reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared per approval, but the pre-close credit report dated within XX calendar days from the Note date is missing from the loan file.	Gap credit report attached.	Borrower X Gap Credit Report is not missing.	Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	02/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304090318	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304090318	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The file does not contain evidence that a pre-closing credit report dated within XX calendar days of the note date was obtained. per lender approval	PRE-CLOSE CR REPORT	Borrower X Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304092720	FCOM8997	02/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092720	FCRE8999	02/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	02/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106968	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106968	FCRE1764	03/11/2024	Credit	Missing Doc	Missing Verification of Mortgage	The Sr. Lien Note provided in the file contains a P&I payment of $XXXX.XX, the Loan history contains a P&I payment of $XXXX.XX. The file does not address the P&I discrepancy and the file does not contain a modification agreement.	Correct Note	Received correct Note reflecting the P&I payment for Xst lien which is $XXXX.XX. This is no longer a discrepancy. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304170802	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304170802	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254575	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254575	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242155	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242155	FCRE1148	04/18/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXX Title Coverage Amount of $XX,XXX is Less than Total Amount of Subject Lien $XX,XXX. Lender to provide an updated policy or Final Title reflecting the total insured amount of $XX,XXX	Final Title Policy	Title Coverage Amount of $XXXXX is equal to or greater than Total Amount of Subject Lien $XXXXX; Title Coverage Amount of $XXXXX is equal to or greater than Total Amount of Subject Lien $XXXXX	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251775	finding-3352	04/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		Compliant HPML	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251775	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101388	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101388	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251068	finding-3352	04/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML with established escrows and appraisal requirements met. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML SCREEN	HPML was already delivered as grade X, no cure required	Borrower has stable job time - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251068	FCRE1156	04/16/2024	Credit	Insurance	Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	Named Insured does not match Borrower(s) Name(s) Borrower's Name is XXX on Note, however, the Hazard insurance policy is under XXX and no evidence of a XXX.		Received the AKA XXX confirming borrower name on HOI. Exception Resolved.	Borrower has stable job time - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304092846	FCOM8997	02/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092846	FCRE5782	02/26/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file, dated X/XX/XXXX reflects a condition for a pre-close credit report dated within XX calendar days of the Note date to verify no newly opened accounts, judgements, tax liens or undisclosed debt. This condition was cleared on X/XX/XXXX per approval. But the updated pre-close credit report is missing from the loan file.	Gap credit report attached.	Borrower X Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	02/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304092845	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092845	FCRE5782	03/04/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	Pre-close credit report	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factor	Resolved	03/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304254893	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Borrower has stable job time	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254893	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Borrower has stable job time	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A